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American Funds Insurance Series

[cover photo: father and sone biking down country path]

VARIABLE ANNUITIES - A FAMILY AFFAIR

Annual report for the year ended December 31, 2001


AMERICAN FUNDS INSURANCE SERIES

American Funds Insurance Series(r) is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company. For seven decades, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

PORTFOLIO LISTINGS                                     PAGE

Global Discovery Fund                                  20
Global Growth Fund                                     23
Global Small Capitalization Fund                       29
Growth Fund                                            35
International Fund                                     41
New World Fund                                         47
Blue Chip Income and Growth Fund                       53
Growth-Income Fund                                     56
Asset Allocation Fund                                  63
Bond Fund                                              73
High-Yield Bond Fund                                   86
U.S. Government/AAA-Rated Securities Fund              96
Cash Management Fund                                   100

This report shows investment results for Class 1 and Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Results that encompass periods prior to that date assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. Results discussed in the letter to investors are for Class 2 shares. The variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. UNIT PRICES AND RETURNS WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Investments outside the United States, especially those in developing countries, involve additional risks, such as currency fluctuations. Small-company stocks entail additional risks and they can fluctuate in price more than larger company stocks. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal, as more fully described in the prospectus.

About our cover: With 13 investment options, American Funds Insurance Series helps families prepare for the future.

A COMMON LINK: YOU MAY HAVE NOTICED A NEW LOGO ON THE COVER. THE INTERLOCKING BOXES HAVE BEEN ADOPTED BY THE AMERICAN FUNDS AND ALL THE CAPITAL GROUP COMPANIES TO SIGNIFY OUR COMMON COMMITMENT TO HELPING OUR MUTUAL FUND SHAREHOLDERS, VARIABLE ANNUITY INVESTORS AND INSTITUTIONAL CLIENTS MEET THEIR INVESTMENT GOALS.


[Begin Sidebar]
FELLOW INVESTORS:

THIS REPORT COVERS THE YEAR ENDED DECEMBER 31, 2001, FOR AMERICAN FUNDS INSURANCE SERIES, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR THE AMERICAN LEGACY VARIABLE ANNUITIES AND SEVERAL OTHER INSURANCE PRODUCTS. [End Sidebar]


[close-up photo: child and father holding hands]

The first year of the new millennium was a difficult year for almost everyone. Overriding everything were the tragic September 11 terrorist attacks and the resulting war. In addition, the world's major stock markets lost significant value for the second year in a row - a new experience for many investors and the first time U.S. markets have declined for two consecutive calendar years since 1973 and 1974. The equity funds in the American Funds Insurance Series, especially those that are growth oriented, were caught in the downturn and lost ground. We are pleased to note, however, that many of our funds fared well compared to their relative indexes. Indeed, of the 11 funds in existence for the full calendar year, six had positive total returns. It is also important to note that all 10 variable funds launched before 1999, the final year of the last bull market, have a positive lifetime total return and have even gained value over the past three years.

For the year, Standard & Poor's 500 Stock Composite Index lost 11.8%, with dividends reinvested, and the technology-dominated Nasdaq lost 21.1%. Twice the markets staged significant rallies. First, from its April 4 low to May 21, the S&P 500 gained 19.0% and the Nasdaq gained 40.7%. But the rally faltered and was followed by another slump that was exacerbated by the September 11 terrorist attacks. The events of September 11 seemed to accelerate the downtrend into a shortened period; only 10 days after the attacks, the S&P 500 hit its low point for the year - down 29.7%, excluding dividends, from its high point on January 30, 2001. Then, when there seemed so little reason for optimism, the market turned and earned back much of what it had lost.

Overseas markets also lost ground in 2001. In fact, it was a disappointing year for almost every major stock market in the world. The Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far East) Index, a measure of international equity markets, was down 21.2%. When measured in U.S. dollars, the FTSE 100 Index in England lost 18.4%; the German DAX was down 24.6%; and in Tokyo the Nikkei 225 Stock Average dropped 33.2%. Worldwide, only a few markets posted positive results in 2001.

In Asia, Japan's economy continued to be weak and could not help other countries in the region that were recovering from their own difficulties. Europe was a mixture, with some countries in recession and some economies growing slowly. The strong dollar also hurt U.S.-based investors.

[Begin Sidebar]
GLOBAL DISCOVERY FUND
Where the fund's assets were invested based on total net assets as of December 31, 2001

[begin pie chart
58.8% The Americas
3.0%  Europe
2.2%  Asia/Pacific Basin
36.0% Cash & equivalents
[end pie chart]

THE AMERICAS
United States             55.4%
Mexico                     2.8
Canada                      .6
                          58.8
EUROPE
Sweden                      .9
United Kingdom              .7
Germany                     .5
Finland                     .5
Netherlands                 .4
                           3.0
ASIA/PACIFIC BASIN
Hong Kong                   .9
Taiwan                      .8
People's Republic of China  .5
                           2.2
Cash & equivalents        36.0
Total                    100.0%
[End Sidebar]


While 2001 was a difficult year for equity investors, aggressive rate cutting by the U.S. Federal Reserve Board helped make it a positive year for bond markets. The Fed made its first cut on January 3 and lowered rates another 10 times in 2001. For the year, the Salomon Smith Barney Broad Investment-Grade
(BIG) Bond Index gained 8.5% and the Credit Suisse First Boston High Yield Index gained 5.8%. With the bond markets' strong results, it's not surprising that every variable fund in the American Funds Insurance Series that holds a significant portion of assets in bonds gained ground in 2001. In fact, Bond Fund, with a total return of 8.2%, had the highest total return of any fund in the series.

For most of us, the past year was defined by the September 11 terrorist attacks. For financial markets, however, the year was not shaped by this single event but by broad trends whose origins predate the turn of the millennium and have ramifications far beyond the United States. Indeed, to understand the origins of the two-year bear market and why the equity funds in the American Funds Insurance Series have fared well compared to their peers, one needs to look back beyond the current economic slump to the late 1990s.

The U.S. stock market's tremendous growth in the late 1990s was powered by a handful of companies, but the widely quoted indexes did not give a clear picture of the broader market. In fact, from March 1998 to March 2000, when the market reached its peak, the S&P 500 racked up 15%-plus annual gains, but the majority of the 3,000-plus stocks on the New York Stock Exchange lost value. When the dot-com bubble burst and the high-flying tech stocks took the indexes lower, other sectors of the market were caught in the downturn but didn't lose nearly as much value. During the past two years, funds that emphasize growth had the most exposure to technology and lost the most ground. But funds that stressed income as well as growth fared much better.

[close-up photo: person holding open pea pod]
[Begin Sidebar]
When there seemed so little reason for optimism, the market turned and earned back much of what it had lost.
[End Sidebar]

We begin our brief comments about each of the funds with the global funds. The results are for Class 2 shares, which are the most widely sold today; results for Class 1 shares are shown beginning on page 9.

GLOBAL DISCOVERY FUND was launched in early July, and we are pleased with how well it has done - even though the fund declined after its launch. It would be hard to imagine a more challenging time for a new global fund that focuses on the services and information industries. Not only were world stock markets struggling through their second consecutive losing year, the stocks of many companies in the information industry were still suffering from the bursting of the Internet bubble. Then the services industries, notably those which cater to business and tourism, were hurt by the September 11 attacks. Given these strong headwinds, we believe Global Discovery Fund has had a successful, if very eventful, first six months and is well-positioned for the future.

GLOBAL GROWTH FUND lost 14.2% in 2001. It was a difficult year for most markets around the world. Some of the fastest-growing industries in the 1990s - technology, media and telecommunications - bore the brunt of the recent market declines.

[Begin Sidebar]
GLOBAL GROWTH FUND
Where the fund's assets were invested based on total net assets as of December 31, 2001

[begin pie chart]
40.3%  The Americas
27.8%  Europe
12.9%  Asia/Pacific Basin
0.2%   Other countries
18.8%  Cash & equivalents
[end pie chart]

THE AMERICAS
United States              32.6%
Canada                      3.2
Mexico                      3.1
Brazil                      1.4
                           40.3
EUROPE
United Kingdom              9.5
Switzerland                 3.1
Germany                     2.1
Netherlands                 2.1
Finland                     1.8
Norway                      1.7
Ireland                     1.6
France                      1.3
Austria                     1.0
Denmark                     1.0
Sweden                      1.0
Russia                       .8
Greece                       .7
Portugal                     .1
                           27.8
ASIA/PACIFIC BASIN
Japan                       6.6
Taiwan                      2.0
Australia                   1.7
South Korea                  .9
Hong Kong                    .8
Singapore                    .8
India                        .1
                           12.9
OTHER COUNTRIES
Egypt                        .1
South Africa                 .1
                             .2
Cash & equivalents         18.8
Total                     100.0%
[End Sidebar]
[Begin Sidebar]

GLOBAL SMALL CAPITALIZATION FUND
Where the fund's assets were invested based on total net assets as of December 31, 2001

[begin pie chart]
61.3%  The Americas
9.7%   Asia/Pacific Basin
9.6%   Europe
2.7%   Other countries
16.7%  Cash & equivalents
[end pie chart]

THE AMERICAS
United States              56.0%
Canada                      4.4
Brazil                       .8
Argentina                    .1
                           61.3
ASIA/PACIFIC BASIN
Japan                       2.8
Hong Kong                   2.3
Singapore                   1.1
Taiwan                       .7
South Korea                  .6
New Zealand                  .5
Other                       1.7
                            9.7
EUROPE
United Kingdom              2.4
Sweden                      1.8
Ireland                     1.2
France                      1.1
Germany                      .7
Netherlands                  .7
Finland                      .5
Luxembourg                   .5
Other                        .7
                            9.6
OTHER COUNTRIES
Israel                      2.7
                            2.7
Cash & equivalents         16.7
Total                     100.0%
[End Sidebar]


We continue to have substantial holdings in companies in these industries that we believe are fundamentally strong for the long term. The fund's second largest holding by industry, semiconductors, added strength to the fund's results late in the year.

GLOBAL SMALL CAPITALIZATION FUND declined 12.9% during the year. A late-year rally in technology stocks wasn't strong enough to offset the damage done to small-company stocks in the first nine months of 2001. While the fund's relative results are heartening - by comparison the Nasdaq was down 21.1% - they are nevertheless disappointing. The fund avoided the worst of the downfall because it didn't invest in the most speculative of the high-tech and dot-com companies. It also sold many of its technology holdings in advance of the decline. Early in the year, however, we believed that the worst was behind us, and we re-entered the market. The market turned down again, and many of our holdings lost ground. The fund's largest holdings by industry at the end of the year were Internet software and services, and semiconductor equipment; we believe our choices continue to offer the opportunity for solid long-term results.

GROWTH FUND lost 18.2% in 2001. The past two years have been difficult for growth stocks, especially those related to high technology. While Growth Fund avoided the downturn in 2000, it did not fare as well in 2001. When the broader market fell this past year, many market sectors, such as pharmaceuticals, that had withstood the worst of 2000's decline, lost ground, hurting results. In addition, we re-entered some technology holdings too early. These stocks declined with the market from late spring through the September 11 period, undermining results. The stocks recovered smartly in the fourth quarter, making up some of the ground.

INTERNATIONAL FUND had a difficult year, declining 19.9%. International Fund must invest all of its assets outside the United States, and with almost every major stock market down in 2001, there were few places in the world that offered the fund's investors a positive return. All of the major stock indexes across Europe, the region with the fund's largest concentration of assets - 48.4% of the portfolio - lost ground. There were two bright spots in Asia - South Korea and Taiwan. But the Japanese market lost 29.3% when measured in U.S. dollars. Indeed, the dollar's strength once again reduced International Fund's returns. To illustrate the role the dollar plays in the fund's returns, the Australian market, which rose a respectable 11.4% in local currency, gained only 2.7% in U.S. dollars.

NEW WORLD FUND declined 4.2%, which compares favorably with the 16.5% drop in the Morgan Stanley Capital International All Country World (Free) Index. The fund gained its greatest strength from its holdings of bonds from emerging markets issuers, which generated generous yields. New World Fund invests in companies that are headquartered in developing countries or gain a substantial portion of their revenue from sales in developing nations. Thus, New World Fund's results are not tied directly to the stock markets in developing nations. In fact, the fund's largest exposure in 2001 remained in the United States, and its largest holdings were once again household names, such as Coca-Cola and Avon, which have extensive market presence in developing countries.

BLUE CHIP INCOME AND GROWTH FUND lost ground between its introduction in July 2001 and the end of the fiscal year. The fund was launched when the market was heading for its low point of the year, but it managed to miss the worst of the slide. We are pleased by Blue Chip Income and Growth Fund's reception among investors. With less than seven full months of operations, this fully invested, high-quality equity fund has already grown to more than $150 million in assets.

GROWTH-INCOME FUND gained 2.6% in 2001. This was the second consecutive year that Growth-Income Fund rose in value while the overall market declined. Once again, the fund's emphasis on the stocks of well-established, dividend-paying companies has served it well. The fund's holdings in "old economy" industries, such as insurance, banking, railroads and energy, helped mute the turmoil of the past year. The fund's greatest strength in the past two years, though, has come from a decision to avoid dot-com stocks in the late 1990s. Thus, when the Internet bubble burst, the fund was not noticeably hurt by the downturn. The fund was also helped this year by its healthy cash reserves. It ended the year with 14.3% in cash and equivalents.

[Begin Sidebar]
INTERNATIONAL FUND
Where the fund's assets were invested based on total net assets as of December 31, 2001

[begin pie chart]
48.4%  Europe
31.3%  Asia/Pacific Basin
10.9%  The Americas
2.5%   Other countries
6.9%   Cash & equivalents
[end pie chart]

EUROPE
United Kingdom              12.2%
France                       5.9
Netherlands                  5.5
Switzerland                  4.3
Germany                      4.2
Norway                       3.8
Finland                      2.1
Ireland                      1.9
Italy                        1.9
Belgium                      1.6
Austria                      1.5
Denmark                      1.2
Greece                        .8
Spain                         .7
Sweden                        .7
Luxembourg                    .1
                            48.4
ASIA/PACIFIC BASIN
Japan                       14.8
Taiwan                       4.2
Australia                    4.0
South Korea                  3.0
Hong Kong                    2.7
India                         .9
People's Republic of China    .9
Other                         .8
                            31.3
THE AMERICAS
Mexico                       4.5
Canada                       3.7
Brazil                       2.7
                            10.9
OTHER COUNTRIES
South Africa                 1.4
Israel                       1.0
Egypt                         .1
                             2.5
Cash & equivalents           6.9
Total                      100.0%
[End Sidebar]


[close-up photo: apple tree]
[Begin Sidebar]
During the past two years, the funds that emphasize growth had the most exposure to technology and lost the most ground. But funds that stressed income as well as growth fared much better.
[End Sidebar]

ASSET ALLOCATION FUND rose 0.5% as it weathered another year of stock market declines. The fund's holdings of bonds, which gained value, helped offset the generally downward trend of stocks. Its emphasis on large, well-managed companies in well-established industries also helped sustain it during the downturn. At the end of the year, the fund's three largest holdings by industry were pharmaceuticals, banks and diversified telecommunication services. The allocation of fund assets - it ended the year with 62.1% in equities, 25.6% in bonds and 12.3% in cash and equivalents - contributed to its stability.

BOND FUND gained 8.2%, the best of any variable fund in the American Funds Insurance Series. The fund's portfolio, which is a blend of investment-grade and high-yield bonds, benefited from the Federal Reserve Board's aggressive moves to cut rates. The stock market's woes also contributed to the bond market's success as investors moved away from equities and into bonds, increasing demand and boosting prices. While the prices for most corporate bonds rose, U.S. Treasuries and government agency bonds, such as those of Government National Mortgage Association, also gained ground.

HIGH-YIELD BOND FUND rose 7.7% during 2001. High-yield bonds are influenced by many factors, including interest rates, the health of the economy and the stock market. During 2001, most high-yield bonds were weighed down by a falling stock market and a slowing economy. The Fed's aggressive rate cuts helped offset some of that, but High-Yield Bond Fund's positive results reflect the careful selection of investments as much as macroeconomic trends. The fund avoided such industries as airlines and financial companies. Instead, High-Yield Bond Fund's investment professionals focused on well-established telecommunication companies and other high-quality segments of the high-yield market.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND gained 7.0% as demand for high-quality bonds continued to be strong. The fund invests in U.S. Treasury bonds and securities issued by government agencies, the very instruments that benefited the most from lower rates. With the economy uncertain and the stock market declining, demand increased for the steady income and the greater security of government-issued debt. This boosted the value of the fund's holdings.

CASH MANAGEMENT FUND gained 3.4% in 2001. While many investors look to cash as a reserve for buying opportunities, 2001 proved that cash can play an important role in a well-balanced portfolio. Investors who had a portion of their assets in Cash Management Fund benefited from the fund's gains, which may have offset declines in other variable funds they held.

As we enter the second year of the new millennium, many of our investors are reflecting on those factors that are most important in their lives, including their families. Beginning on page 12, we'll introduce you to three actual contractholder families for whom variable annuities are a family affair.

We look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton
James K. Dunton
Chairman of the Board

/s/Donald D. O'Neal
Donald D. O'Neal
President

February 11, 2002


[Begin Sidebar]
NEW WORLD FUND
Where the fund's assets were invested based on total net assets as of December 31, 2001

[begin pie chart]
31.7%  The Americas
28.0%  Asia/Pacific Basin
19.7%  Europe
5.5%   Other countries
15.1%  Cash & equivalents
[end pie chart]

THE AMERICAS
United States               12.0%
Brazil                       9.9
Mexico                       6.9
Argentina                    1.0
Panama                       1.0
Chile                         .9
                            31.7
ASIA/PACIFIC BASIN
South Korea                  5.2
Japan                        5.0
India                        4.6
Philippines                  3.9
People's Republic of China   3.6
Hong Kong                    1.7
Taiwan                       1.4
Singapore                    1.0
Thailand                      .7
Indonesia                     .6
Australia                     .3
                            28.0
EUROPE
United Kingdom               4.0
Turkey                       2.8
Russia                       2.5
Netherlands                  1.8
Ireland                      1.6
Poland                       1.5
France                       1.2
Croatia                      1.0
Norway                       1.0
Switzerland                   .8
Greece                        .8
Spain                         .6
Sweden                        .1
                            19.7
OTHER COUNTRIES
Israel                       3.1
South Africa                 2.4
                             5.5
Cash & equivalents          15.1
Total                      100.0%
[End Sidebar]


THE VALUE OF A LONG-TERM PERSPECTIVE

There have always been reasons not to invest. In 2001 that seemed especially true with terrorist attacks, a slumping market and a slowing economy. However, if you look beyond the short term, you will find that financial markets have tended to reward investors over the long term. These charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund, which is managed to provide preservation of principal, and Global Discovery Fund and Blue Chip Income and Growth Fund, which were launched on July 5, 2001) over the past 10 years - or lifetime of the fund, if shorter than 10 years. The charts reflect results for Class 2 shares. Class 2 shares began operations on April 30, 1997. Results encompassing periods prior to that date assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. The tables show the average annual compound returns over various periods for both Class 1 and Class 2 shares.

GLOBAL DISCOVERY FUND
Investments primarily in stocks

Period ended 12/31/01          Class 1       Class 2
Lifetime (since 7/5/01)        -6.65%        -6.71%


GLOBAL GROWTH FUND
Investments primarily in stocks
[mountain chart]

MONTH         GLOBAL GROWTH          MSCI WORLD             CONSUMER PRICE
ENDED         FUND, CLASS 1          INDEX/1/               INDEX/2/
04/30/97      $10,000                $10,000                $10,000
06/30/97      $10,650                $11,150                $10,006
12/31/97      $10,859                $11,209                $10,069
06/30/98      $12,913                $13,098                $10,175
12/31/98      $14,012                $13,988                $10,231
06/30/99      $16,714                $15,203                $10,375
12/31/99      $23,822                $17,532                $10,506
06/30/00      $24,331                $17,109                $10,762
12/31/00      $19,366                $15,267                $10,861
06/30/01      $17,836                $13,686                $11,111
12/31/01      $16,657                $12,745                $11,030


MONTH         GLOBAL GROWTH          MSCI WORLD             CONSUMER PRICE
ENDED         FUND, CLASS 2          INDEX/1/               INDEX/2/
04/30/97      $10,000                $10,000                $10,000
06/30/97      $10,650                $11,150                $10,006
12/31/97      $10,834                $11,209                $10,069
06/30/98      $12,880                $13,098                $10,175
12/31/98      $13,948                $13,988                $10,231
06/30/99      $16,631                $15,203                $10,375
12/31/99      $23,666                $17,532                $10,506
06/30/00      $24,145                $17,109                $10,762
12/31/00      $19,200                $15,267                $10,861
06/30/01      $17,652                $13,686                $11,111
12/31/01      $16,471                $12,745                $11,030

[end chart]

Period ended 12/31/01        Class 1    Class 2
1 year                       -13.99%    -14.22%
Lifetime (since 4/30/97)     +11.54     +11.27


GLOBAL SMALL CAPITALIZATION FUND
Investments primarily in stocks
[mountain chart]

MONTH           GLOBAL SMALL           CONSUMER           SALOMON SMITH
ENDED           CAPITALIZATION         PRICE              BARNEY WORLD
                FUND, CLASS 1          INDEX/2/           SMALLCAP INDEX
04/30/98        $10,000                $10,000            $10,000
06/30/98        $9,545                 $10,031            $9,536
12/31/98        $10,261                $10,086            $8,902
06/30/99        $14,015                $10,228            $9,927
12/31/99        $19,677                $10,357            $10,891
06/30/00        $20,164                $10,609            $11,402
12/31/00        $16,463                $10,708            $10,376
06/30/01        $15,558                $10,954            $10,628
12/31/01        $14,385                $10,874            $ 9,946

MONTH           GLOBAL SMALL           CONSUMER           SALOMON SMITH
ENDED           CAPITALIZATION         PRICE              BARNEY WORLD
                FUND, CLASS 2          INDEX/2/           SMALLCAP INDEX
04/30/98        $10,000                $10,000            $10,000
06/30/98        $9,543                 $10,031            $9,536
12/31/98        $10,247                $10,086            $8,902
06/30/99        $13,983                $10,228            $9,927
12/31/99        $19,609                $10,357            $10,891
06/30/00        $20,070                $10,609            $11,402
12/31/00        $16,368                $10,708            $10,376
06/30/01        $15,445                $10,954            $10,628
12/31/01        $14,265                $10,874            $ 9,946

[end chart]

Period ended 12/31/01    Class 1     Class 2
1 year                   -12.63%     -12.85%
Lifetime (since 4/30/98) +10.41      +10.16

GROWTH FUND
Investments primarily in stocks
[mountain chart]

YEAR ENDED              GROWTH FUND,          S&P 500          CONSUMER PRICE
DEC. 31                 CLASS 1               INDEX            INDEX/2/
12/31/91                $10,000               $10,000          $10,000
12/31/92                $11,078               $10,761          $10,290
12/31/93                $12,887               $11,841          $10,573
12/31/94                $12,951               $12,001          $10,856
12/31/95                $17,260               $16,495          $11,131
12/31/96                $19,566               $20,273          $11,501
12/31/97                $25,456               $27,026          $11,697
12/31/98                $34,506               $34,735          $11,885
12/31/99                $54,388               $42,034          $12,204
12/31/00                $56,959               $38,205          $12,618
12/31/01                $46,745               $33,684          $12,814


YEAR ENDED              GROWTH FUND,          S&P 500          CONSUMER PRICE
DEC. 31                 CLASS 2               INDEX            INDEX/2/
12/31/91                $10,000               $10,000          $10,000
12/31/92                $11,048               $10,761          $10,290
12/31/93                $12,815               $11,841          $10,573
12/31/94                $12,845               $12,001          $10,856
12/31/95                $17,071               $16,495          $11,131
12/31/96                $19,302               $20,273          $11,501
12/31/97                $25,052               $27,026          $11,697
12/31/98                $33,881               $34,735          $11,885
12/31/99                $53,285               $42,034          $12,204
12/31/00                $55,668               $38,205          $12,618
12/31/01                $45,564               $33,684          $12,814

[end chart]

Period ended 12/31/01    Class 1     Class 2
1 year                   -17.93%     -18.15%
5 years                  +19.03      +18.74
10 years                 +16.67      +16.38
Lifetime (since 2/8/84)  +16.56      +16.23


INTERNATIONAL FUND
Investments primarily in stocks
[mountain chart]

YEAR ENDED         INTERNATIONAL         MSCI EAFE           CONSUMER PRICE
DEC. 31            FUND, CLASS 1         INDEX/3/            INDEX/2/
12/31/91           $10,000               $10,000             $10,000
12/31/92           $9,916                $8,815              $10,290
12/31/93           $13,321               $11,719             $10,573
12/31/94           $13,578               $12,664             $10,856
12/31/95           $15,299               $14,127             $11,131
12/31/96           $17,981               $15,025             $11,501
12/31/97           $19,610               $15,335             $11,697
12/31/98           $23,771               $18,453             $11,885
12/31/99           $41,939               $23,490             $12,204
12/31/00           $32,775               $20,211             $12,618
12/31/01           $26,308               $15,925             $12,814


YEAR ENDED         INTERNATIONAL         MSCI EAFE           CONSUMER PRICE
DEC. 31            FUND, CLASS 2         INDEX/3/            INDEX/2/
12/31/91           $10,000               $10,000             $10,000
12/31/92           $9,889                $8,815              $10,290
12/31/93           $13,248               $11,719             $10,573
12/31/94           $13,466               $12,664             $10,856
12/31/95           $15,132               $14,127             $11,131
12/31/96           $17,740               $15,025             $11,501
12/31/97           $19,304               $15,335             $11,697
12/31/98           $23,343               $18,453             $11,885
12/31/99           $41,076               $23,490             $12,204
12/31/00           $32,014               $20,211             $12,618
12/31/01           $25,648               $15,925             $12,814

[END CHART]

Period ended 12/31/01    Class 1     Class 2
1 year                   -19.73%     -19.89%
5 years                  +7.91       +7.65
10 years                 +10.16      +9.88
Lifetime (since 5/1/90)  +9.25       +8.97


NEW WORLD FUND
Investments primarily in stocks
[mountain chart]

MONTH ENDED        CONSUMER PRICE        NEW WORLD FUND,       MSCI AC WORLD
                   INDEX/2/              CLASS 1               FREE INDEX/4/
06/17/99           $10,000               $10,000               $10,000
06/30/99           $10,000               $10,030               $10,000
09/30/99           $10,102               $9,554                $9,840
12/31/99           $10,126               $11,847               $11,548
03/31/00           $10,301               $12,509               $11,682
06/30/00           $10,373               $11,661               $11,237
09/30/00           $10,451               $10,934               $10,628
12/31/00           $10,469               $10,374               $9,938
03/31/01           $10,602               $9,784                $8,704
06/30/01           $10,710               $10,382               $8,951
09/30/01           $10,728               $8,726                $7,637
12/31/01           $10,632               $9,960                $8,357

MONTH ENDED        CONSUMER PRICE        NEW WORLD FUND,       MSCI AC WORLD
                   INDEX/2/              CLASS 2               FREE INDEX/4/
06/17/99           $10,000               $10,000               $10,000
06/30/99           $10,000               $10,030               $10,000
09/30/99           $10,102               $9,549                $9,840
12/31/99           $10,126               $11,835               $11,548
03/31/00           $10,301               $12,485               $11,682
06/30/00           $10,373               $11,638               $11,237
09/30/00           $10,451               $10,902               $10,628
12/31/00           $10,469               $10,332               $9,938
03/31/01           $10,602               $9,744                $8,704
06/30/01           $10,710               $10,340               $8,951
09/30/01           $10,728               $8,678                $7,637
12/31/01           $10,632               $9,898                $8,357

[end chart]

Period ended 12/31/01     Class 1     Class 2
1 year                    -3.99%      -4.19%
Lifetime (since 6/17/99)  -0.16       -0.40

BLUE CHIP INCOME AND GROWTH FUND
Investments primarily in stocks

Period ended 12/31/01      Class 1     Class 2
Lifetime (since 7/5/01)    -5.23%      -5.38%
Growth-Income Fund

GROWTH-INCOME FUND
Investments primarily in stocks
[mountain chart]

                  S&P 500          GROWTH-INCOME           CONSUMER PRICE
                  INDEX            FUND, CLASS 1           INDEX/2/
12/31/91          $10,000          $10,000                 $10,000
12/31/92          $10,761          $10,793                 $10,000
12/31/93          $11,841          $12,121                 $10,275
12/31/94          $12,001          $12,374                 $10,550
12/31/95          $16,495          $16,456                 $10,817
12/31/96          $20,273          $19,537                 $11,177
12/31/97          $27,026          $24,585                 $11,367
12/31/98          $34,735          $29,102                 $11,550
12/31/99          $42,034          $32,442                 $11,860
12/31/00          $38,205          $35,116                 $12,262
12/31/01          $33,684          $36,091                 $12,814

                  S&P 500          GROWTH-INCOME           CONSUMER PRICE
                  INDEX            FUND, CLASS 2           INDEX/2/
12/31/91          $10,000          $10,000                 $10,000
12/31/92          $10,761          $10,762                 $10,000
12/31/93          $11,841          $12,049                 $10,275
12/31/94          $12,001          $12,265                 $10,550
12/31/95          $16,495          $16,267                 $10,817
12/31/96          $20,273          $19,262                 $11,177
12/31/97          $27,026          $24,180                 $11,367
12/31/98          $34,735          $28,555                 $11,550
12/31/99          $42,034          $31,752                 $11,860
12/31/00          $38,205          $34,277                 $12,262
12/31/01          $33,684          $35,154                 $12,814

[end chart]

Period ended 12/31/01    Class 1       Class 2
1 year                   +2.78%        +2.56%
5 years                  +13.06        +12.79
10 years                 +13.69        +13.40
Lifetime (since 2/8/84)  +14.66        +14.32

ASSET ALLOCATION FUND
Investments in both stocks and bonds

[mountain chart]

YEAR ENDED       S&P 500        ASSET              SALOMON SMITH      CONSUMER
DEC. 31          INDEX          ALLOCATION         BARNEY BIG         PRICE
                                FUND, CLASS 1      INDEX/5/           INDEX/2/
12/31/91         $10,000        $10,000            $10,000            $10,000
12/31/92         $10,761        $10,850            $10,758            $10,290
12/31/93         $11,841        $11,981            $11,825            $10,573
12/31/94         $12,001        $11,948            $11,488            $10,856
12/31/95         $16,495        $15,479            $13,618            $11,131
12/31/96         $20,273        $17,922            $14,109            $11,501
12/31/97         $27,026        $21,594            $15,469            $11,697
12/31/98         $34,735        $24,430            $16,817            $11,885
12/31/99         $42,034        $26,202            $16,677            $12,204
12/31/00         $38,205        $27,412            $18,610            $12,618
12/31/01         $33,684        $27,622            $20,193            $12,814


YEAR ENDED       S&P 500        ASSET              SALOMON SMITH      CONSUMER
DEC. 31          INDEX          ALLOCATION         BARNEY BIG         PRICE
                                FUND, CLASS 2      INDEX/5/           INDEX/2/
12/31/91         $10,000        $10,000            $10,000            $10,000
12/31/92         $10,761        $10,816            $10,758            $10,290
12/31/93         $11,841        $11,908            $11,825            $10,573
12/31/94         $12,001        $11,840            $11,488            $10,856
12/31/95         $16,495        $15,298            $13,618            $11,131
12/31/96         $20,273        $17,666            $14,109            $11,501
12/31/97         $27,026        $21,225            $15,469            $11,697
12/31/98         $34,735        $23,971            $16,817            $11,885
12/31/99         $42,034        $25,629            $16,677            $12,204
12/31/00         $38,205        $26,756            $18,610            $12,618
12/31/01         $33,684        $26,894            $20,193            $12,814

[end chart]

Period ended 12/31/01     Class 1     Class 2
1 year                    +0.77%      +0.52%
5 years                   +9.04       +8.77
10 years                  +10.69      +10.40
Lifetime (since 8/1/89)   +10.42      +10.11

BOND FUND
Investments primarily in bonds
[mountain chart]

MONTH          SALOMON SMITH BARNEY      BOND FUND,            CONSUMER PRICE
ENDED          BIG INDEX/5/              CLASS 1               INDEX/2/
01/02/96       $10,000                   $10,000               $10,000
06/30/96       $9,874                    $9,860                $10,209
12/31/96       $10,362                   $10,584               $10,332
06/30/97       $10,680                   $11,029               $10,443
12/31/97       $11,360                   $11,656               $10,508
06/30/98       $11,810                   $12,105               $10,619
12/31/98       $12,350                   $12,166               $10,678
06/30/99       $12,179                   $12,275               $10,827
12/31/99       $12,248                   $12,507               $10,964
06/30/00       $12,728                   $12,721               $11,231
12/31/00       $13,667                   $13,161               $11,336
06/30/01       $14,161                   $13,825               $11,596
12/31/01       $14,830                   $14,277               $11,511



MONTH          SALOMON SMITH BARNEY      BOND FUND,            CONSUMER PRICE
ENDED          BIG INDEX/5/              CLASS 2               INDEX/2/
01/02/96       $10,000                   $10,000               $10,000
06/30/96       $9,874                    $9,848                $10,209
12/31/96       $10,362                   $10,557               $10,332
06/30/97       $10,680                   $10,990               $10,443
12/31/97       $11,360                   $11,601               $10,508
06/30/98       $11,810                   $12,033               $10,619
12/31/98       $12,350                   $12,078               $10,678
06/30/99       $12,179                   $12,171               $10,827
12/31/99       $12,248                   $12,386               $10,964
06/30/00       $12,728                   $12,583               $11,231
12/31/00       $13,667                   $13,005               $11,336
06/30/01       $14,161                   $13,632               $11,596
12/31/01       $14,830                   $14,064               $11,511

[end chart]


Period ended 12/31/01     Class 1    Class 2
1 year                    +8.48%     +8.15%
5 years                   +6.17      +5.90
Lifetime (since 1/2/96)   +6.12      +5.85

HIGH-YIELD BOND FUND
Investments primarily in bonds
[mountain chart]

YEAR ENDED     CREDIT SUISSE           HIGH-YIELD     SALOMON SMITH     CONSUMER
DEC. 31        FIRST BOSTON            BOND FUND,     BARNEY BIG        PRICE
               HIGH-YIELD INDEX        CLASS 1        INDEX/5/          INDEX/2/
12/31/91       $10,000                 $10,000        $10,000           $10,000
12/31/92       $11,665                 $11,247        $10,758           $10,290
12/31/93       $13,871                 $13,095        $11,825           $10,573
12/31/94       $13,736                 $12,239        $11,488           $10,856
12/31/95       $16,124                 $14,903        $13,616           $11,131
12/31/96       $18,126                 $16,871        $14,109           $11,501
12/31/97       $20,415                 $18,965        $15,469           $11,697
12/31/98       $20,534                 $19,049        $16,817           $11,885
12/31/99       $21,207                 $20,153        $16,677           $12,204
12/31/00       $20,103                 $19,537        $18,610           $12,618
12/31/01       $21,269                 $21,103        $20,193           $12,814


YEAR ENDED     CREDIT SUISSE           HIGH-YIELD     SALOMON SMITH     CONSUMER
DEC. 31        FIRST BOSTON            BOND FUND,     BARNEY BIG        PRICE
               HIGH-YIELD INDEX        CLASS 2        INDEX/5/          INDEX/2/
12/31/91       $10,000                 $10,000        $10,000           $10,000
12/31/92       $11,665                 $11,207        $10,758           $10,290
12/31/93       $13,871                 $13,006        $11,825           $10,573
12/31/94       $13,736                 $12,117        $11,488           $10,856
12/31/95       $16,124                 $14,712        $13,616           $11,131
12/31/96       $18,126                 $16,611        $14,109           $11,501
12/31/97       $20,415                 $18,618        $15,469           $11,697
12/31/98       $20,534                 $18,668        $16,817           $11,885
12/31/99       $21,207                 $19,701        $16,677           $12,204
12/31/00       $20,103                 $19,049        $18,610           $12,618
12/31/01       $21,269                 $20,521        $20,193           $12,814

[end chart]

Period ended 12/31/01     Class 1     Class 2
1 year                    +8.02%      +7.73%
5 years                   +4.58       +4.32
10 years                  +7.75       +7.45
Lifetime (since 2/8/84)   +10.63      +10.24


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Investments primarily in bonds
[mountain chart]

YEAR ENDED     SALOMON SMITH BARNEY             U.S. GOVT./AAA-       CONSUMER
DEC. 31        TREASUREY/GOVT.-SPONSORED        RATED SECURITIES      PRICE
               MORTGAGE INDEX                   FUND, CLASS 1         INDEX/2/
12/31/91       $10,000                          $10,000               $10,000
12/31/92       $10,729                          $10,760               $10,290
12/31/93       $11,739                          $11,963               $10,573
12/31/94       $11,423                          $11,444               $10,856
12/31/95       $13,460                          $13,204               $11,131
12/31/96       $13,956                          $13,615               $11,501
12/31/97       $15,282                          $14,765               $11,697
12/31/98       $16,620                          $15,974               $11,885
12/31/99       $16,522                          $15,891               $12,204
12/31/00       $18,560                          $17,748               $12,618
12/31/01       $19,987                          $19,033               $12,814



YEAR ENDED     SALOMON SMITH BARNEY             U.S. GOVT./AAA-       CONSUMER
DEC. 31        TREASUREY/GOVT.-SPONSORED        RATED SECURITIES      PRICE
               MORTGAGE INDEX                   FUND, CLASS 2         INDEX/2/
12/31/91       $10,000                          $10,000               $10,000
12/31/92       $10,729                          $10,725               $10,290
12/31/93       $11,739                          $11,886               $10,573
12/31/94       $11,423                          $11,337               $10,856
12/31/95       $13,460                          $13,045               $11,131
12/31/96       $13,956                          $13,415               $11,501
12/31/97       $15,282                          $14,516               $11,697
12/31/98       $16,620                          $15,666               $11,885
12/31/99       $16,522                          $15,545               $12,204
12/31/00       $18,560                          $17,314               $12,618
12/31/01       $19,987                          $18,529               $12,814

[end chart]

Period ended 12/31/01     Class 1     Class 2
1 year                    +7.24%      +7.02%
5 years                   +6.93       +6.67
10 years                  +6.65       +6.36
Lifetime (since 12/2/85)  +7.85       +7.51

CASH MANAGEMENT FUND
Investments in short-term securities

Period ended 12/31/01     Class 1     Class 2
1 year                    +3.66%      +3.43%
5 years                   +4.96       +4.71
10 years                  +4.52       +4.25
Lifetime (since 2/8/84)   +5.72       +5.39

As of December 31, the fund's annualized seven-day yield for Class 2 shares was 1.17%, which more accurately reflects the fund's current earnings than the one-year return.

Past results are not predictive of future results.

The indexes are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly.

/1/Morgan Stanley Capital International World Index.
/2/Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
/3/Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far East) Index.
/4/Morgan Stanley Capital International All Country World Free Index. /5/Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index.


[photo: close-up of vintage bottles]
[Begin Sidebar]
For every generation's $nancial concerns, from current income to future wealth, variable annuities can help.
[End Sidebar]


[Begin Sidebar]
VARIABLE ANNUITIES - A FAMILY AFFAIR

At certain times in our lives, we naturally reflect on those things that are most important to us, such as family and friends. Perhaps the occasion for reflection is a happy one, a birthday or anniversary, or it could be a time of transition, such as a graduation or retirement.
[End Sidebar]

When we began planning this year's annual report, we decided to focus on families. This is a departure from our usual topic of retirement, but we chose the theme because we believe American Legacy can be an important part of a family's financial plan. We've found that an investment in American Legacy often is a family affair with an investor recommending it to a parent, child, sibling or even a cousin.

In this report, we'll introduce you to three American Legacy families. Not surprisingly, each family invested in American Legacy primarily as a retirement vehicle. But they also liked the security of knowing that if something happens to them, their beneficiaries will be protected.

Indeed, American Legacy has the flexibility to provide current income, help build a retirement nest egg and provide a death benefit./1/ These are often overlooked benefits of variable annuities. But as you meet these three families, you'll see that American Legacy is helping build wealth for one young investor while another family member is using it for current income. For others, the knowledge that their families will receive the highest value their account reached on an anniversary date, even if the market is down, has been an important feature.

/1/ Death benefit guarantee is based on the claims-paying ability of the life insurance company issuing the contract.

Of course, variable annuities are properly viewed as retirement investments. But as the following profiles show, sometimes there's more to a retirement investment than just dreams of the work-free days ahead.

[Begin Sidebar]
BUILDING FOR THE FUTURE
[End Sidebar]

[photo: close-up of person carrying bucket of freshly picked strawberries]

[Begin Sidebar]
THE WARNER FAMILY
[End Sidebar]

[photo: The Warner family]
[Begin Caption]
The Warner family, pictured left to right: Jason, Alicia, Judy, Huey and Justin.
[End Caption]

[Begin Sidebar]
When Huey Warner got ready to retire about 10 years ago, he approached the project as a man building a telephone system - he used a combination of careful planning and research.
[End Sidebar]

Of course, Huey had plenty of experience building phone systems, so the approach was nothing new to him. Before retiring, he worked for Southern Bell for 35 years as an "outside plant" engineer. "We worked on the poles, lines, manholes, switching systems, just about everything from the central office to your home," Huey explains.

When he started thinking about retirement, a family member - his cousin, who is a financial adviser - suggested he consider investing in a variable annuity. Huey dug in and did his homework, looking beyond the income that the annuity would produce. He planned to do some part-time consulting and knew that his wife, Judy, a chaplain, would be working, too.

Of course, income was a consideration, but Huey also wanted to provide for his wife and three grown children, Justin, Jason and Alicia. The annuity's death benefit, which provides that his beneficiaries will receive the highest amount on an anniversary date less any withdrawals, appealed to him.

"I liked the provision that locks in my investment even if the market goes down," says Huey. "That was attractive, especially given the difference in cost. I figured it was a good way to invest in the market."

He rolled his lump-sum distribution from Southern Bell into several variable annuity contracts. Judy is his primary beneficiary and a different child is the secondary beneficiary on each contract. Huey also set up the contracts so Justin, Jason and Alicia would receive their benefit in the form of a monthly income for life - an option available to variable annuity owners.

At the moment, the children are absorbed with more immediate concerns. Justin, the youngest, likes working on motorcycles and enjoys motocross. Jason, an avid outdoorsman, enjoys water-skiing, wake boarding and playing with his black Labrador, Lydia. And Alicia, who recently became a teacher, is focused on her seventh-grade Spanish and history classes. "I love kids. I always wanted to be a teacher," she says.

At a recent family gathering in a park near Jason's home, the family talked about future plans. Judy smiled and explains, "We're all on our journey."

[photo: close-up of croquet equipment]
[Begin Sidebar]
INVESTING - IT'S ALL IN THE FAMILY
[End Sidebar]

[Begin Sidebar]
THE HASHIBA FAMILY
[End Sidebar]

[photo: The Hashiba family]
[Begin Caption]
The Hashiba family, pictured left to right: Grace, Dan and Carolyn.
[End Caption]

[Begin Sidebar]
When the Hashiba siblings, Carolyn, Dan and Grace, retire, it will be a family affair. The Hashibas have always been a closely knit family. Growing up in Southern California, they did chores together on their father's farm. Today Carolyn and Grace, who share a home, live only a few miles from Dan and his family. The sisters don't see Dan every day, but watching the siblings laugh and gently tease each other while playing a game of croquet recently, there was no doubt that they remain as close as ever.
[End Sidebar]

Looking out for each other extends to their financial affairs as well. A few years ago, Carolyn and Grace both wanted to put aside more for retirement. A family friend suggested the sisters meet with her financial adviser. The adviser recommended they invest in a variable annuity. Grace and Carolyn followed the advice, listing each other as the primary beneficiary and Dan as their secondary beneficiary. But they didn't stop there.

Soon the sisters had convinced Dan to purchase an annuity, too, to increase his retirement savings. Dan, a self-employed farmer, raises specialty vegetables and sells them at farmers markets in Southern California six mornings a week. "I work on the farm in the afternoons, after the markets," he says. "I raise a lot of Japanese products, and strawberries, tomatoes and bell peppers. I just like watching things grow," he adds with a smile. He hasn't made any definite retirement plans yet, but it'll probably involve growing something, he says.

Retirement is still a long way off for both Carolyn and Grace, but they're already making plans.

Grace, who works for a large bank, plans to travel around the United States. "We've never ventured too far from Orange County," she says. But that's already started to change. She recently took a trip to Virginia and is looking forward to more travel. "My investments will be my adventure money," she says.

Carolyn, a third-grade teacher, has something a little more familiar in mind. "Oh, I'll probably volunteer at a school," she says with a laugh.

With all three pursuing busy careers, the Hashibas still manage to get together every few weeks. They're not sure how much that'll change when they retire. But no matter what they're doing - whether traveling, gardening or tutoring - they'll be taking income from their annuities. So at least in one way, retirement will be a family affair for the Hashibas.

[photo: close-up of flowers]
[Begin Sidebar]
A CHILD LEADS THEM
[End Sidebar]

[Begin Sidebar]
THE WIRTH FAMILY
[End Sidebar]

[photo: The Wirth family]
[Begin Caption]
The Wirth family, pictured left to right: Steve, Leslie, Carolyn, Sue and Sky. [End Caption]

[Begin Sidebar]
According to the Bible, "A child shall lead them." For the Wirth family of Livermore, California, that has certainly been the case. Today, three generations of the family are invested in variable annuities because the youngest member led them. It all started, coincidentally, in church.
[End Sidebar]

About 12 years ago, Steve Wirth, then a recent college grad, learned about the benefits of long-term investing at a meeting for young singles at his church. The group's volunteer leader, a financial adviser who had also served as an interim pastor at the church, dedicated a meeting to helping the young people understand the markets and the basics of investing.

Steve saw the light. He started with a $166-a-month ($2,000-a-year) payment to an Individual Retirement Account./1/ Soon he had invested in a variable annuity and was talking to his parents about investing.

/1/ Regular investing does not ensure a profit or protect against loss in a declining market. Investors should consider their willingness to keep investing when share prices are declining.

"I shared what I learned with my father and mother, and they met with my financial adviser," says Steve. "And from there, we developed an office pension plan."

The Wirth's company sells industrial combustion equipment to food processors. Steve is a salesman for the firm. He was also quite a salesman for the concept of investing, his mother, Sue, says.

"Steve kept telling us, "Mom and Dad, you've got to get going on this,'" Sue says with a laugh. "He was our motivation for the whole thing."

Steve even introduced his grandmother, Carolyn Wirth, to his adviser. Today, Carolyn is receiving regular monthly checks from her variable annuity investments. "You can't live on Social Security, you know, and I wanted to be able to draw out money without going through all the rigmarole."/2/ A variable annuity fit the bill.

/2/For most variable annuities, but not all, withdrawals of deposits not in the contract for a specified number of years may be subject to a contingent deferred sales charge. Withdrawals of taxable amounts are subject to income tax. If taken before age 59-1/2, a 10% federal tax penalty may apply.

How is she spending her retirement days? After all those years of work, Carolyn says, "I take it one day at a time. I'm retired, and I do whatever comes into my head."

Sue and Sky, Steve's dad, are looking forward to retirement but don't spend too much time thinking about it. "At this point, I don't see us retiring for a while," says Sue. "We're both in our 50s, and we're trying to build our business." But when they do stop working, Sue says, "We'll probably spend a lot of time playing with our grandchildren."

At the moment, Steve's focus isn't on retirement either. With three children ages 5, 4 and 6 months, he and his wife, Leslie, need to look at college first, he says. It's a little early to know what the kids will eventually study. But there's no question that they'll grow up with an education in the value of long-term investing.


American Funds Insurance Series Global Discovery Fund
Investment Portfolio as of December 31, 2001



                                                                           Percent of
Largest Individual Equity Securities                                       Net Assets
Wells Fargo                                                                      2.78%
Berkshire Hathaway                                                                2.43
American International Group                                                      2.37
USA Networks                                                                      2.07
Cisco Systems                                                                     1.92
Clear Channel Communications                                                      1.91
Intuit                                                                            1.78
Motorola                                                                          1.64
Xilinx                                                                            1.60
Texas Instruments                                                                 1.53

[begin pie chart]
                                                                           Percent of
Geographic Location                                                        net assets
The Americas                                                                    58.84%
Europe                                                                            3.01
Asia\Pacific Basin                                                                2.15
Cash & equivalents                                                               36.00
[end pie chart]



                                                                               Number   Market  Percent
                                                                                   of    Value   of Net
Equity Securities (common & preferred stocks)                                  Shares    (000)   Assets

Semiconductor Equipment & Products - 7.81%
Xilinx, Inc.  /1/                                                                6,375   $  249    1.60%
Texas Instruments Inc.                                                           8,500      238     1.53
Maxim Integrated Products, Inc.  /1/                                             4,000      210     1.35
Taiwan Semiconductor Manufacturing Co. Ltd.                                     50,000      125      .81
 (Taiwan) /1/
Applied Materials, Inc.  /1/                                                     3,000      120      .77
Altera Corp.  /1/                                                                4,950      105      .68
Linear Technology Corp.                                                          2,150       84      .54
KLA-Tencor Corp.  /1/                                                            1,675       83      .53


Insurance - 7.11%
Berkshire Hathaway Inc., Class A  /1/                                                5      378     2.43
American International Group, Inc.                                               4,650      369     2.37
XL Capital Ltd., Class A                                                         1,200      110      .71
Allmerica Financial Corp.                                                        2,000       89      .57
Allianz AG (Germany)                                                               350       83      .53
Allstate Corp.                                                                   2,300       77      .50


Communications Equipment - 6.69%
Cisco Systems, Inc.  /1/                                                        16,475      298     1.92
Motorola, Inc.                                                                  17,000      255     1.64
Juniper Networks, Inc.  /1/                                                     10,000      190     1.22
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                               25,000      136      .87
Lucent Technologies Inc., 8.00% convertible                                         80       89      .57
 preferred 2031  /2/
Nokia Corp., Class A (ADR) (Finland)                                             2,975       73      .47


Media - 6.42%
USA Networks, Inc.  /1/                                                         11,800      322     2.07
Clear Channel Communications, Inc.  /1/                                          5,825      297     1.91
Viacom Inc., Class B, nonvoting /1/                                              4,375      193     1.24
AOL Time Warner Inc.  /1/                                                        5,500      177     1.14
NTL Inc.  /1/                                                                   10,000        9      .06


Commercial Services & Supplies - 4.03%
Concord EFS, Inc.  /1/                                                           7,100      232     1.49
Paychex, Inc.                                                                    4,300      150      .96
ServiceMaster Co.                                                               10,000      138      .89
Robert Half International Inc.  /1/                                              4,000      107      .69


Banks - 3.87%
Wells Fargo & Co.                                                                9,950      432     2.78
Bank of America Corp.                                                            2,175      137      .88
HSBC Holdings PLC (United Kingdom)                                               2,800       33      .21


Wireless Telecommunication Services - 3.83%
America Movil SA de CV, Series L (ADR) (Mexico)                                 10,850      211     1.36
Western Wireless Corp., Class A  /1/                                             7,025      199     1.28
AT&T Wireless Services, Inc.  /1/                                                7,725      111      .71
China Mobile (Hong Kong) Ltd. (ADR) (People's                                    4,250       74      .48
 Republic of China) /1/


Diversified Financials - 3.62%
Freddie Mac                                                                      3,000      196     1.26
Capital One Financial Corp.                                                      3,200      173     1.11
Fannie Mae                                                                       1,550      123      .79
ING Groep NV (Netherlands)                                                       2,500       64      .41
Providian Financial Corp.                                                        1,850        7      .05


Multiline Retail - 3.59%
Wal-Mart de Mexico, SA de CV, Series V                                           8,000      219     1.41
 (ADR) (Mexico)
Kohl's Corp.  /1/                                                                3,000      211     1.36
Dollar General Corp.                                                             8,600      128      .82


Specialty Retail - 2.69%
Gap, Inc.                                                                       17,000      237     1.52
Lowe's Companies, Inc.                                                           3,000      139      .89
United Rentals, Inc.  /1/                                                        1,900       43      .28


Software - 2.67%
Intuit Inc.  /1/                                                                 6,480      277     1.78
Microsoft Corp.  /1/                                                             1,875      124      .80
Novell, Inc.  /1/                                                                3,000       14      .09


Energy Equipment & Services - 2.14%
Schlumberger Ltd.                                                                4,175      230     1.48
Precision Drilling Corp. (Canada) /1/                                            4,000      103      .66


Internet Software & Services - 1.81%
Yahoo Inc.  /1/                                                                  6,675      118      .76
CNET Networks, Inc.  /1/                                                        11,025       99      .63
VeriSign, Inc.  /1/                                                              1,700       65      .42


Airlines - 1.37%
Southwest Airlines Co.                                                           7,000      129      .83
British Airways PLC (United Kingdom)                                            28,000       80      .51
Cathay Pacific Airways Ltd. (Hong Kong)                                          3,000        4      .03


Hotels, Restaurants & Leisure - 1.26%
Carnival Corp.                                                                   7,000      197     1.26


Computers & Peripherals - 1.07%
EMC Corp.  /1/                                                                   7,000       94      .61
Hewlett-Packard Co.                                                              3,475       72      .46


IT Consulting & Services - 1.00%
Titan Corp.  /1/                                                                 6,225      155     1.00


Health Care Providers & Services - 0.76%
Service Corp. International  /1/                                                23,600      118      .76


Aerospace & Defense - 0.67%
Mercury Computer Systems, Inc.  /1/                                              2,650      104      .67


Electric Uutilities - 0.24%
AES Corp.  /1/                                                                   2,300       38      .24


Miscellaneous - 1.35%
Other equity securities in initial period of                                                210     1.35
 acquisition
Total equity securities (cost: $10,515,000)                                               9,954    64.00



                                                                            Principal
                                                                               amount
Short-Term Securities                                                           (000)

Corporate Short-Term Notes - 31.30%
Triple-A One Funding Corp. 2.15% due 1/2/02 /2/                                 $  400   $  400     2.57
Abbott Laboratories 1.87% due 1/3/02 /2/                                           400      400     2.57
Minnesota Mining & Manufacturing Co. 1.85%                                         400      400     2.57
 due 1/7/02
Gannett Co., Inc. 1.90% due 1/10/02 /2/                                            400      400     2.57
Kraft Foods Inc. 1.72% due 1/16/02                                                 400      400     2.57
Equilon Enterprises LLC 1.76% due 1/16/02                                          400      400     2.57
BellSouth Corp. 1.75% due 1/22/02 /2/                                              400      399     2.57
Colgate-Palmolive Co. 1.83% due 1/31/02 /2/                                        400      399     2.57
General Electric Capital Corp. 1.82% due 1/2/02                                    360      360     2.32
Park Avenue Receivables Corp. 1.84% due 1/8/02 /2/                                 360      360     2.32
Household Finance Corp. 2.00% due 1/7/02                                           350      350     2.25
USA Education Inc. 1.77% due 1/3/02 /2/                                            300      300     1.93
SBC Communications Inc. 2.08% due 1/30/02 /2/                                      300      299     1.92


Federal Agency Discount Notes  -  4.74%
Freddie Mac 1.75% due 2/19/02                                                      390      389     2.50
Federal Home Loan Banks 1.67% due 2/1/02                                           350      349     2.24


Non-U.S. Currency - 0.06%
New Taiwanese Dollar                                                           NT$ 350       10      .06

Total short-term securities (cost: $5,615,000)                                            5,615    36.10
Total investment securities (cost: $16,130,000)                                          15,569   100.10
Excess of payables over cash and receivables                                                 15      .10
Net assets                                                                              $15,554  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series Global Growth Fund
Investment Portfolio as of December 31, 2001

[pie chart]
                                                                          Percent of
                                                                          Net Assets

The Americas                                                                  40.34%
Europe                                                                        27.76%
Asia/Pacific Basin                                                            12.90%
Other Countries                                                                0.17%
Cash & Equivalents                                                            18.83%
[end pie chart]

Largest Individual Equity Securities
AstraZeneca                                                                    1.81%
Nokia                                                                          1.76%
Taiwan Semiconductor Manufacturing                                             1.74%
Clear Channel Communications                                                   1.67%
Michaels Stores                                                                1.54%
Pfizer                                                                         1.43%
AOL Time Warner                                                                1.43%
Microsoft                                                                      1.34%
Viacom                                                                         1.22%
Microchip Technology                                                           1.18%



Equity Securities (common & preferred stocks)
                                                                                        Market  Percent
                                                                           Number of     Value   of Net
Media  -  12.32%                                                              Shares     (000)   Assets
Clear Channel Communications, Inc. (USA) /1/                                  266,680   $13,577   1.67%
AOL Time Warner Inc. (USA) /1/                                                362,500    11,636     1.43
Viacom Inc., nonvoting, Class B (USA) /1/                                     224,777     9,924     1.22
Univision Communications Inc., Class A (USA) /1/                              149,000     6,029      .74
Vivendi Universal  (ADR) (France)                                              64,000     3,443
Vivendi Universal                                                              38,617     2,114      .68
Grupo Televisa, SA, ordinary participation                                    120,000     5,182      .64
 certificates (ADR) (Mexico) /1/
USA Networks, Inc. (USA) /1/                                                  179,000     4,888      .60
Independent News & Media PLC (Ireland)                                      2,533,084     4,735      .58
Granada PLC  (United Kingdom)                                               2,076,346     4,333      .53
Liberty Media Corp. (formerly AT&T Corp.                                      240,000     3,360      .41
 Liberty Media Group), Class A (USA) /1/
Fox Entertainment Group, Inc., Class A (USA) /1/                              125,000     3,316      .41
News Corp. Ltd. (Australia)                                                   405,500     3,233      .40
General Motors Corp., Class H (USA) /1/                                       200,000     3,090      .38
Metro International SA, Class B (USA) /1/                                     651,377     2,606
Metro International SA, Class A (Sweden) /1/                                   68,700       237
Metro International SA, Class B /1/                                            10,600        43      .35
Globo Cabo SA, preferred nominative (ADR)                                     738,300     2,591      .32
 (Brazil) /1/
Rogers Communications Inc., nonvoting,                                        125,000     2,129      .26
 Class B (Canada)
Telewest Communications PLC (United Kingdom) /1/                            1,500,000     1,352      .17
AVEX Inc. (Japan)                                                              45,000     1,335      .16
MIH Ltd., Class A (South Africa) /1/                                          150,000     1,095      .14
Washington Post Co., Class B (USA)                                              2,000     1,060      .13
Havas Advertising (France)                                                    140,000     1,013      .12
Village Roadshow Ltd., Class A, 5.50% preferred                             1,222,262     1,011      .12
 (Australia)
KirchMedia GmbH & Co. KGaA, nonvoting,                                         42,000       984      .12
 (Germany) /2/,/3/
Daily Mail and General Trust PLC, nonvoting,                                   87,250       822      .10
 Class A (United Kingdom)
PT Multimedia-Servicos de Telecomunicacoes                                    118,000       819      .10
 e Multimedia, SGPS, SA (Portugal) /1/
ProSieben SAT.1 Media AG, nonvoting, preferred                                144,000       711      .09
 (Germany)
PRIMEDIA Inc. (USA) /1/                                                       150,000       652      .08
NTL Inc. (USA) /1/                                                            550,000       517      .06
Nippon Television Network Corp. (Japan)                                         2,300       488      .06
Insight Communications Co., LP,                                                20,000       483      .06
 Class A (USA) /1/
Clear Media Ltd. (Hong Kong) /1/                                              659,000       482      .06
SET Satellite (Singapore) Pte. Ltd.                                           125,710       368      .05
 (Singapore)  /1/,/2/,/3/
United Pan-Europe Communications NV                                           395,000       183      .02
 (Netherlands) /1/
SET India Ltd. (India)  /1/,/2/,/3/                                             6,400       176      .02
UnitedGlobalCom, Inc., Class A (USA) /1/                                       35,000       175      .02
Crown Media Holdings, Inc., Class A (USA) /1/                                  15,000       169      .02

Semiconductor Equipment & Products  -  9.77%
Taiwan Semiconductor Manufacturing Co. Ltd.                                 5,640,200    14,141     1.74
 (Taiwan) /1/
Microchip Technology Inc. (USA) /1/                                           247,500     9,588     1.18
Tokyo Electron Ltd. (Japan)                                                   170,000     8,314     1.02
Texas Instruments Inc. (USA)                                                  288,000     8,064      .99
Dialog Semiconductor PLC (United Kingdom) /1/                                 837,000     6,035      .74
Applied Materials, Inc. (USA) /1/                                             140,000     5,614      .69
KLA-Tencor Corp. (USA) /1/                                                    100,000     4,956      .61
Samsung Electronics Co., Ltd. (South Korea)                                    20,000     4,281      .53
Maxim Integrated Products, Inc. (USA) /1/                                      64,000     3,361      .41
Rohm Co., Ltd. (Japan)                                                         23,000     2,976      .36
Micron Technology, Inc. (USA) /1/                                              90,000     2,790      .34
Xilinx, Inc. (USA) /1/                                                         65,000     2,538      .31
Linear Technology Corp. (USA)                                                  61,000     2,381      .29
Altera Corp. (USA) /1/                                                         90,000     1,910      .23
ASML Holdings NV, New York registered                                         110,000     1,876      .23
 (Netherlands) /1/
Micrel, Inc. (USA) /1/                                                         30,300       795      .10

Pharmaceuticals  -  7.79%
AstraZeneca PLC (United Kingdom)                                              213,960     9,638
AstraZeneca PLC                                                               107,205     4,932
AstraZeneca PLC (ADR)                                                           3,000       140     1.81
Pfizer Inc (USA)                                                              292,950    11,674     1.43
Shionogi & Co., Ltd. (Japan)                                                  491,000     8,366     1.03
Novo Nordisk A/S, Class B (Denmark)                                           126,500     5,176      .64
Pharmacia Corp. (USA)                                                         115,000     4,905      .60
Forest Laboratories, Inc. (USA) /1/                                            47,400     3,884      .48
Eli Lilly and Co. (USA)                                                        45,000     3,534      .43
CSL Ltd. (Australia)                                                          100,000     2,628      .32
H. Lundbeck A/S (Denmark) /1/                                                 101,595     2,617      .32
Aventis (France)                                                               35,000     2,484      .30
Elan Corp., PLC (ADR) (Ireland) /1/                                            50,000     2,253      .28
Sanofi-Synthelabo (France)                                                     16,000     1,194      .15

Specialty Retail  -  3.72%
Michaels Stores, Inc. (USA) /1/                                               380,000    12,521     1.54
Lowe's Companies, Inc. (USA)                                                  165,000     7,658      .94
Limited Inc. (USA)                                                            310,000     4,563      .56
Dixons Group PLC (United Kingdom)                                           1,091,929     3,731      .45
Kingfisher PLC (United Kingdom)                                               320,119     1,867      .23

Software  -  3.32%
Microsoft Corp. (USA) /1/                                                     165,000    10,931     1.34
Amdocs Ltd. (USA) /1/                                                         150,000     5,096      .63
Cadence Design Systems, Inc. (USA) /1/                                        217,000     4,757      .58
Mentor Graphics Corp. (USA) /1/                                               132,000     3,111      .38
Intuit Inc. (USA) /1/                                                          40,000     1,711      .21
Capcom Co., Ltd. (Japan)                                                       54,000     1,425      .18

Diversified Telecommunication Services  -  3.21%
Telekom Austria AG (Austria) /1/                                              955,000     7,915      .97
Swisscom AG (Switzerland)                                                      22,000     6,098      .75
Hellenic Telecommunications Organization SA (Greece)                          365,000     5,946      .73
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                         130,000     4,552      .56
AT&T Corp. (USA)                                                               90,000     1,633      .20

Oil & Gas  -  3.05%
Norsk Hydro AS (Norway)                                                       170,000     7,122      .87
Husky Energy Inc. (Canada)                                                    675,000     6,980      .86
Petroleo Brasileiro SA - Petrobras (ADR) (Brazil)                             284,300     6,624      .81
"Shell" Transport and Trading Co., PLC, New York                              100,000     4,145      .51
 registered (United Kingdom)


Banks  -  2.99%
Bank of Nova Scotia (Canada)                                                  161,000     4,949      .61
Royal Bank of Canada (Canada)                                                 144,000     4,686      .58
Credit Suisse Group (Switzerland) /1/                                         105,000     4,480      .55
Lloyds TSB Group PLC (United Kingdom)                                         300,000     3,254      .40
DBS Group Holdings Ltd. (Singapore) /1/                                       351,000     2,624      .32
Westpac Banking Corp. (Australia)                                             214,348     1,724      .21
ABN AMRO Holding NV (Netherlands)                                             100,262     1,615      .20
Toronto-Dominion Bank (Canada)                                                 39,200     1,011      .12

Food Products  -  2.81%
Lindt & Sprungli AG (Switzerland)                                               6,000     3,362
Lindt & Sprungli AG, participation certificates                                   525     2,974      .78
Unilever PLC (United Kingdom)                                                 720,000     5,905      .72
Orkla AS (Norway)                                                             282,285     4,781      .59
Unilever NV (Netherlands)                                                      60,000     3,517      .43
Sara Lee Corp. (USA)                                                          105,000     2,334      .29

Electronic Equipment & Instruments  -  2.73%
EPCOS AG (Germany)                                                            130,000     6,712      .83
Murata Manufacturing Co., Ltd. (Japan)                                         67,000     4,006      .49
Venture Manufacturing (Singapore) Ltd (Singapore)                             490,000     3,530      .43
Samsung Electro-Mechanics Co., Ltd. (South Korea)                              85,000     2,856      .35
Celestica Inc. (Canada) /1/                                                    65,000     2,625      .32
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                 540,000     2,476      .31

Wireless Telecommunication Services  -  2.71%
Vodafone Group PLC (United Kingdom)                                         1,694,684     4,429
Vodafone Group PLC (ADR)                                                       78,000     2,003      .79
America Movil SA de CV, Series L (ADR) (Mexico)                               242,500     4,724      .58
Libertel N.V. (Netherlands) /1/                                               408,500     3,756      .46
NTT DoCoMo, Inc. (Japan)                                                          285     3,338      .41
Tele Nordeste Celular Participacoes  SA, preferred                             82,200     2,317      .28
 nominative (ADR) (Brazil)
KDDI Corp. (Japan)                                                                480       895      .11
Egyptian Co. for Mobile Services (Egypt) /1/                                   90,000       654      .08

Communications Equipment  -  2.33%
Nokia Corp., Class A (ADR) (Finland)                                          510,000    12,510
Nokia Corp.                                                                    70,000     1,805     1.76
Cisco Systems, Inc. (USA) /1/                                                 150,000     2,716      .33
Crown Castle International Corp. (USA) /1/                                    145,000     1,549      .19
ADVA AG Optical Networking (Germany) /1/                                       89,300       374      .05

Commercial Services & Supplies  -  2.24%
Hays PLC (United Kingdom)                                                   1,946,514     5,887      .72
DeVry Inc. (USA) /1/                                                          130,000     3,699      .46
Sabre Holdings Corp., Class A (USA) /1/                                        50,000     2,118      .26
Apollo Group, Inc., Class A (USA) /1/                                          42,000     1,890      .23
Securitas AB, Class B (Sweden)                                                 90,000     1,713      .21
Brambles Industries Ltd. (Australia)                                          287,358     1,525      .19
Adecco SA (Switzerland)                                                        25,325     1,377      .17

Metals & Mining  -  1.98%
RAO Norilsk Nickel (ADR) (Russia) /1/                                         360,000     6,120      .75
Alcoa Inc. (USA)                                                              140,000     4,977      .61
BHP Billiton PLC (formerly Billiton PLC)                                      500,000     2,538      .31
 (United Kingdom)
Hoganas AB, Class B (Sweden)                                                  160,000     2,502      .31

Diversified Financials  -  1.86%
Capital One Financial Corp. (USA)                                              95,000     5,125      .63
J.P. Morgan Chase & Co. (USA)                                                 110,000     3,998      .49
ING Groep NV (Netherlands)                                                     80,000     2,040      .25
AIFUL Corp. (Japan)                                                            25,000     1,613      .20
First Pacific Co. Ltd. (Hong Kong)                                         12,842,735     1,581      .19
Shohkoh Fund & Co., Ltd. (Japan)                                               10,000       791      .10

Hotels, Restaurants & Leisure  -  1.80%
Starbucks Corp. (USA) /1/                                                     320,000     6,096      .75
Carnival Corp. (USA)                                                          170,000     4,773      .58
McDonald's Corp. (USA)                                                         83,000     2,197      .27
Compass Group PLC (United Kingdom)                                            213,205     1,597      .20

Internet Software & Services  -  1.58%
SmartForce PLC (ADR) (Ireland) /1/                                            242,200     5,994      .74
VeriSign, Inc. (USA) /1/                                                      100,000     3,804      .47
CNET Networks, Inc. (USA) /1/                                                 182,439     1,637      .20
Yahoo Inc. (USA) /1/                                                           75,000     1,331      .16
WEB.DE AG (Germany) /1/                                                        30,000       106      .01

Personal Products  -  1.51%
Shiseido Co., Ltd. (Japan)                                                    555,000     5,112      .63
Avon Products, Inc. (USA)                                                      77,900     3,622      .45
Estee Lauder Companies Inc., Class A (USA)                                    110,000     3,527      .43

Chemicals -  1.36%
Dow Chemical Co. (USA)                                                        258,000     8,715     1.07
Valspar Corp. (USA)                                                            40,000     1,584      .19
BOC Group PLC (United Kingdom)                                                 50,000       771      .10

Multiline Retail  -  1.31%
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                  228,000     6,242      .77
 (Mexico)
Woolworths Group PLC (United Kingdom)                                       6,450,000     4,443      .54

Containers & packaging  -  1.05%
Sealed Air Corp. (USA) /1/                                                    210,000     8,572     1.05

Automobiles  -  1.01%
Suzuki Motor Corp. (Japan)                                                    520,000     5,672      .69
Honda Motor Co., Ltd. (Japan)                                                  65,000     2,586      .32

Machinery  -  0.88%
Invensys PLC (United Kingdom)                                               4,118,706     7,142      .88

Health Care Equipment & Supplies  -  0.81%
Synthes-Stratec Inc. (Switzerland)                                              6,500     4,528      .56
Sulzer Medica Ltd (Switzerland)                                                49,000     2,067      .25

Air Freight & Couriers  -  0.69%
Atlas Air Worldwide Holdings, Inc. (USA) /1/                                  385,000     5,640      .69

Food & Drug Retailing  -  0.67%
Woolworths Ltd. (Australia)                                                   640,838     3,677      .45
Koninklijke Ahold NV (Netherlands)                                             61,812     1,798      .22

Insurance  -  0.66%
Munchener Ruckversicherungs-Gesellschaft AG                                    12,500     3,394      .42
 (Germany)
American International Group, Inc. (USA)                                       25,000     1,985      .24

Computers & Peripherals  -  0.64%
Opticom ASA (Norway) /1/                                                       56,000     2,296      .28
Psion PLC (United Kingdom)                                                  1,200,000     1,466      .18
C Technologies AB (Sweden) /1/                                                404,776     1,413      .18

Paper & Forest Products  -  0.56%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                        1,540,000     4,580      .56

Beverages  -  0.54%
Anheuser-Busch Companies, Inc. (USA)                                           50,000     2,261      .28
Heineken NV (Netherlands)                                                      56,000     2,123      .26

Health Care Providers & Services  -  0.49%
Fresenius Medical Care AG, preferred (Germany)                                 90,000     4,006      .49

Aerospace & Defense  -  0.44%
Bombardier Inc., Class B (Canada)                                             350,000     3,626      .44

Office Electronics  -  0.43%
Canon, Inc. (Japan)                                                           103,000     3,533      .43

Distributors  -  0.30%
Li & Fung Ltd. (Hong Kong)                                                  2,200,000     2,469      .30

Real Estate  -  0.27%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                       210,000     2,182      .27

Internet & Catalog Retail  -  0.25%
eBay Inc. (USA) /1/                                                            30,000     2,007      .25

Household durables  -  0.22%
Sony Corp. (Japan)                                                             39,200     1,786      .22

Airlines  -  0.14%
British Airways PLC (United Kingdom)                                          400,000     1,134      .14

Miscellaneous  -  0.73%
Other equity securities in initial period of                                              5,915      .73
 acquisition

Total equity securities: (cost: $714,159,000)                                           661,186    81.17


Short-Tterm Securities
                                                                           Principal
                                                                              Amount
Corporate Short-Term Notes  -  17.27%                                          (000)
Societe Generale North America Inc. 1.79%-1.95%                                16,700    16,693     2.05
 due 1/7-1/10/02
Nestle Capital Corp. 1.84%-2.02% due                                           14,600    14,584     1.79
 1/8-1/28/02  /2/
Stadshypotek AB 1.98% due 1/18/02  /2/                                         14,200    14,186     1.74
American Honda Finance Corp. 1.93% due 1/29/02                                 11,600    11,582     1.42
Danske Corp. Inc. 1.85% due 1/14/02                                            11,000    10,992     1.35
Rabobank Nederland NV 1.77%-1.85% due 1/14/02                                  10,000     9,993     1.23
Asset Securitization Corp. 2.00%-2.10% due                                      9,700     9,697     1.19
 1/2-1/10/02  /2/
Toyota Motor Credit Corp. 1.80%-2.00% due                                       9,200     9,196     1.13
 1/9-1/11/02  /2/
Triple-A One Funding Corp. 1.85%-1.99% due                                      8,438     8,430     1.03
 1/9-1/22/02  /2/
Coca-Cola Co. 1.74% due 1/25/02                                                 8,100     8,090      .99
Reseau Ferre de France 1.97% due 1/11/02                                        7,800     7,795      .96
General Electric Capital Corp. 1.82% due 1/2/02                                 5,200     5,200      .64
Texaco Inc. 2.01% due 1/10/02                                                   5,000     4,997      .61
Pfizer Inc 1.80% due 1/31/02 /2/                                                4,800     4,793      .59
Merck & Co., Inc. 1.87% due 2/1/02                                              4,500     4,493      .55

Federal Agency Discount Notes  -  1.20%
Freddie Mac 1.74%-1.98% due 1/8-2/12/02                                         9,800     9,783     1.20

Non-U.S. Currency  -  0.06%
New Taiwanese Dollar                                                       NT$16,474        472      .06

Total short-term securities (cost: $150,985,000)                                        150,976    18.53

Total investment securities (cost: $865,144,000)                                        812,162    99.70
Excess of cash and receivables over payables                                              2,478      .30

Net Assets                                                                             $814,640 100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/3/Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series Global
Small Capitalization Fund
Investment Portfolio, December 31, 2001

Investment Portfolio
                                                                            Percent
                                                                             of net
                                                                              assets

The Americas                                                                  61.36%
Asia/Pacific Basin                                                             9.69%
Europe                                                                         9.57%
Other Countries                                                                2.69%
Cash & Equivalents                                                            16.69%


Largest Individual Equity Securities

Aviron                                                                          2.53%
Travelocity.com                                                                 2.44%
Western Oil Sands                                                               2.27%
Documentum                                                                      2.10%
Exar                                                                            1.90%
Hotel Reservations Network                                                      1.74%
School Specialty                                                                1.69%
Restoration Hardware                                                            1.61%
Ticketmaster                                                                    1.36%
Verisity                                                                        1.32%

                                                                                       Market   Percent
                                                                                         value    of net
Stocks (common & preferred)                                                   Shares     (000)    assets

Internet software & services - 10.36%
Travelocity.com Inc. (USA) (1)                                                360,000   $10,336    2.44%
Hotel Reservations Network, Inc., Class A (USA) (1)                           160,000     7,360      1.74
OTG Software, Inc. (USA) (1)                                                  400,000     4,000       .95
webMethods, Inc. (USA) (1)                                                    200,000     3,352       .79
DoubleClick Inc. (USA) (1)                                                    290,000     3,289       .78
SonicWALL, Inc. (USA) (1)                                                     150,000     2,916       .69
Retek Inc. (USA) (1)                                                           80,000     2,390       .57
MatrixOne, Inc. (USA) (1)                                                     150,000     1,949       .46
Cybird Co., Ltd. (Japan) (1)                                                      390     1,899       .45
EarthLink, Inc. (USA) (1)                                                     150,000     1,825       .43
CNET Networks, Inc. (USA) (1)                                                 175,000     1,570       .37
SmartForce PLC (ADR) (Ireland) (1)                                             40,000       990       .23
RADWARE Ltd. (Israel) (1)                                                      60,000       779       .18
Epicentric, Inc., Series C, convertible                                       340,136       435       .10
 preferred (USA) (1) (2) (3)
DreamArts Corp. (Japan) (1) (2) (3)                                               400       380       .09
BridgeSpan, Inc., Series B, convertible preferred                             246,129       244       .06
 (USA) (1) (2) (3)
GFT Technologies AG (Germany) (1)                                              23,000       104       .03


Semiconductor equipment & products - 7.81%
Exar Corp. (USA) (1)                                                          385,000     8,027      1.90
Cymer, Inc. (USA) (1)                                                         150,000     4,009       .95
Elantec Semiconductor, Inc. (USA) (1)                                          88,200     3,387       .80
Semtech Corp. (USA) (1)                                                        85,000     3,034       .72
Faraday Technology Corp. (Taiwan)                                             640,000     3,026       .71
ASM Pacific Technology Ltd. (Hong Kong)                                     1,460,000     2,874       .68
TriQuint Semiconductor, Inc. (USA) (1)                                        225,000     2,759       .65
Vitesse Semiconductor Corp. (USA) (1)                                         210,000     2,610       .61
SOITEC SA (France) (1)                                                         85,000     1,684       .40
Melexis NV (Belgium) (1)                                                      100,000       757       .18
TranSwitch Corp. (USA) (1)                                                    110,800       499       .12
MIPS Technologies, Inc., Class A (USA) (1)                                     43,100       372       .09
Custom Silicon Configuration Services (Belgium) (1)                            40,000        18       .00


Biotechnology  -  6.66%
Aviron (USA) (1)                                                              215,200    10,702      2.53
IDEXX Laboratories, Inc. (USA) (1)                                            188,700     5,380      1.27
Amylin Pharmaceuticals, Inc. (USA) (1)                                        500,000     4,570      1.08
ILEX Oncology, Inc. (USA) (1)                                                 101,000     2,731       .65
XOMA Ltd. (USA) (1)                                                           220,000     2,167       .51
Vical Inc. (USA) (1)                                                           80,000       979       .23
OSI Pharmaceuticals, Inc. (USA) (1)  (2)                                       14,000       640       .15
Genetronics Biomedical Corp. (USA) (1)                                        810,000       549       .13
Forbes Medi-Tech Inc. (Canada) (1)                                            252,000       467       .11


Software - 6.50%
Documentum, Inc. (USA) (1)                                                    410,000     8,905      2.10
Verisity Ltd. (Israel) (1)                                                    295,500     5,600      1.32
HNC Software Inc. (USA) (1)                                                   220,000     4,532      1.07
Mentor Graphics Corp. (USA) (1)                                               145,000     3,418       .81
Ulticom, Inc. (USA) (1)                                                       250,000     2,515       .60
Aspen Technology, Inc. (USA) (1)                                              100,000     1,680       .40
Aldata Solution Oyj (Finland) (1)                                             230,000       424       .10
Alterian PLC (United Kingdom) (1)                                             250,000       262       .06
Melody Interactive Solutions AB, Class A                                       86,300       115       .03
 (Sweden) (1) (2) (3)
Infoteria Corp. (Japan) (1) (2) (3)                                               128        61       .01


Specialty retail -  5.92%
Restoration Hardware, Inc. (USA) (1)                                          406,300     3,632
Restoration Hardware, Inc. (1) (2) (3)                                        282,051     2,269
Restoration Hardware, Inc. (1) (2)                                            100,000       894      1.61
Zale Corp. (USA) (1)                                                          125,000     5,235      1.24
Culture Convenience Club Co., Ltd. (Japan)                                    165,000     2,636       .62
Circuit City Stores, Inc. - CarMax Group (USA) (1)                            100,000     2,274       .54
Michaels Stores, Inc. (USA) (1)                                                60,000     1,977       .47
Finlay Enterprises, Inc. (USA) (1)                                            190,100     1,580       .37
JJB Sports PLC (United Kingdom)                                               200,000     1,338       .31
Sharper Image Corp. (USA) (1)                                                 100,000     1,175       .28
DFS Furniture Co. PLC (United Kingdom)                                        136,425       888       .21
Giordano International Ltd. (Hong Kong)                                     1,600,000       708       .17
African Lakes PLC (United Kingdom) (1)                                      3,700,000       398       .09
Homac Corp. (Japan)                                                             6,500        35       .01


Electronic equipment & instruments  -  5.32%
Keithley Instruments, Inc. (USA)                                              300,000     5,070      1.20
Micronic Laser Systems AB (Sweden) (1)                                        195,000     3,563       .84
Kingboard Chemical Holdings Ltd. (Hong Kong)                                4,600,000     2,950       .70
Newport Corp. (USA)(1)                                                        150,000     2,892       .68
Hankuk Electric Glass Co., Ltd. (South Korea)                                  55,000     2,481       .59
Venture Manufacturing (Singapore) Ltd (Singapore)                             168,000     1,210
Venture Manufacturing (Singapore) Ltd.  (2)                                    90,000       648       .44
DDi Corp. (USA) (1)                                                            90,000       886       .21
Orbotech Ltd. (Israel) (1)                                                     27,000       841       .20
Hana Microelectronics PCL (Thailand)                                          460,000       770       .18
Digital Electronics Corp. (Japan)                                              52,000       633       .15
QPL International Holdings Ltd. (Hong Kong) (1)                             1,293,000       464       .11
JOT Automation Group Oyj (Finland)                                            260,000       111       .02


Hotels, restaurants & leisure  -  4.71%
P.F. Chang's China Bistro, Inc. (USA) (1) (2)                                  75,000     3,547
P.F. Chang's China Bistro, Inc.  (1)                                           35,000     1,656      1.23
Ameristar Casinos, Inc. (USA) (1)                                             162,000     4,058       .96
Vail Resorts, Inc. (USA) (1)                                                  200,000     3,546       .84
Orient-Express Hotels Ltd., Class A (USA) (1)                                 150,000     2,715       .64
Extended Stay America, Inc. (USA) (1)                                         150,000     2,460       .58
Boca Resorts, Inc., Class A (USA) (1)                                         150,000     1,965       .46


Media  -  4.26%
Groupe AB SA (France)                                                         141,250     2,980       .70
Fox Kids Europe NV (Netherlands) (1)                                          288,000     2,948       .70
SBS Broadcasting SA (Luxembourg) (1)                                          118,000     2,136       .51
Cumulus Media Inc., Class A (USA) (1)                                         119,700     1,937       .46
Westwood One, Inc. (USA) (1)                                                   64,200     1,929       .46
Lions Gate Entertainment Corp., Series A,                                         558     1,272
 convertible preferred (Canada) (3)
Lions Gate Entertainment Corp. (1)                                            100,000       228
Lions Gate Entertainment Corp., warrants,                                     237,150        62       .37
 expire 2004 (1) (3)
UnitedGlobalCom, Inc., Class A (USA) (1)                                      300,000     1,500       .35
PRIMEDIA Inc. (USA) (1)                                                       292,612     1,273       .30
CanWest Global Communications Corp. (Canada)                                  111,300       831       .20
Sportsworld Media Group PLC (United Kingdom) (1)                              179,500       635       .15
GameLoft.com SA (France) (1)                                                  252,758       176       .04
Modalis Research Technologies, Inc. (USA) (1) (2) (3)                         322,270        62       .01
Photobition Group PLC (United Kingdom) (3)                                  1,460,000        62       .01


Internet & catalog retail  -  3.05%
School Specialty, Inc. (USA) (1)                                              312,700     7,155      1.69
Ticketmaster, Class B (USA) (1)                                               350,000     5,736      1.36


Commercial services & supplies -  2.94%
Education Management Corp. (USA) (1)                                          145,400     5,271      1.24
Informatics Holdings Ltd. (Singapore)                                       2,957,000     1,778       .42
Stericycle, Inc. (USA) (1)                                                     25,000     1,522       .36
Oslo Bors Holding ASA (Norway) (1) (2)                                         75,000     1,253       .30
ITE Group PLC (United Kingdom) (1)                                          3,831,058     1,223       .29
Sylvan Learning Systems, Inc. (USA) (1)                                        50,000     1,104       .26
Corporate Services Group PLC (United Kingdom) (1)                             578,750       286       .07

Oil & gas  -  2.54%
Western Oil Sands Inc. (Canada) (1) (2)                                       686,666     8,231
Western Oil Sands Inc., Class A (1)                                           114,444     1,372      2.27
Tullow Oil PLC (United Kingdom) (1)                                         1,026,399     1,128       .27


Metals & mining  -  2.29%
Hoganas AB, Class B (Sweden)                                                  158,000     2,471       .58
Kenmare Resources PLC (Ireland) (1)                                         9,500,000     2,022       .48
Nelson Resources Ltd. (Canada) (1)                                          8,250,000     1,865       .44
Gabriel Resources Ltd. (Canada) (1)                                           600,000     1,319
Gabriel Resources Ltd. (1) (2) (3)                                            200,000       396       .41
First Quantum Minerals Ltd. (Canada) (1)                                      400,000       753       .18
Thistle Mining Inc. (Canada) (1)                                            3,945,455       421       .10
Namibian Minerals Corp. (Canada)(1)                                         1,900,000       352
Namibian Minerals Corp. warrants (1) (3)                                      950,000      -          .08
Arcon International Resources PLC (Ireland) (1)                             3,250,000        95       .02


Computers & peripherals  -  1.32%
Pinnacle Systems, Inc. (USA) (1)                                              300,000     2,382       .56
O2Micro International Ltd. (USA) (1)                                           75,000     1,804       .43
C Technologies AB (Sweden) (1)                                                372,340     1,300       .31
Sotec Co. Ltd. (Japan) (2)                                                        129        91       .02


Wireless telecommunication services  -  1.30%
TeraBeam Networks (USA) (1) (2) (3)                                           533,332     1,600       .38
Tele Centro Oeste Celular Participacoes SA,                                   200,000     1,400       .33
 preferred nominative (ADR) (Brazil)
Tele Celular Sul Participacoes SA, preferred                                   50,000       818       .19
 nominative (ADR) (Brazil)
Tele Norte Celular Participacoes SA, preferred                                 28,000       640       .15
 nominative (ADR) (Brazil)
GLOBE TELECOM, Inc.(Philippines) (1)                                           40,500       535       .13
Tele Leste Celular Participacoes SA,                                           25,000       511       .12
 preferred nominative (ADR) (Brazil) (1)


Airlines  -  1.10%
Atlantic Coast Airlines Holdings, Inc. (USA) (1)                              200,000     4,658      1.10


Chemicals  -  1.07%
SPARTECH Corp. (USA)                                                          150,000     3,083       .73
OM Group, Inc. (USA)                                                           12,000       794       .19
Cambrex Corp. (USA)                                                            15,000       654       .15


Pharmaceuticals  -  1.02%
Inspire Pharmaceuticals, Inc. (USA) (1)                                       116,000     1,634       .39
Medicis Pharmaceutical Corp., Class A (USA) (1)                                20,000     1,292       .30
Scios Inc. (USA) (1)                                                           50,000     1,188       .28
InterMune Inc.  (USA) (1)                                                       4,400       217       .05


Food & drug retailing  -  0.95%
Performance Food Group Co. (USA) (1)                                          100,000     3,517       .83
Migros Turk TAS (Turkey)                                                    5,850,000       504       .12


Health care providers & services  -  0.92%
Triad Hospitals, Inc. (USA) (1)                                                75,000     2,201       .52
Rhon-Klinikum AG, nonvoting preferred (Germany)                                21,000     1,080       .26
ICON PLC (ADR) (Ireland) (1)                                                   20,000       596       .14


Gas utilities -  0.90%
International Energy Group Ltd. (United Kingdom)                              960,000     3,800       .90


Mutual funds  -  0.85%
Gladstone Capital Corp. (USA)                                                 195,000     3,607       .85


Transportation infrastructure  -  0.83%
Zhejiang Expressway Co. Ltd., Class H (China)                               7,000,000     1,724       .41
SembCorp Logistics Ltd. (Singapore)                                         1,200,000     1,170       .28
International Container Terminal Services,                                 14,500,000       592       .14
 Inc. (Philippines) (1)


Insurance  -  0.82%
Arthur J. Gallagher & Co. (USA)                                               100,000     3,449       .82


Household durables  -  0.78%
Techtronic Industries Co. Ltd. (Hong Kong)                                  6,000,000     2,405       .57
Tohoku Pioneer Corp. (Japan)                                                   50,000       911       .21


Health care equipment & supplies  -  0.70%
InSite Vision Inc. (USA) (1) (2)                                              915,000     1,684
InSite Vision Inc., warrants, expire 2004  (1) (2) (3)                          9,150      -          .40
TriPath Imaging, Inc. (USA) (1)                                                94,836       714       .17
Transgenomic, Inc. (USA) (1)                                                   50,000       550       .13


Machinery  -  0.65%
Yushin Precision Equipment Co., Ltd. (Japan)                                   83,900     2,042       .48
Asahi Diamond Industrial Co., Ltd. (Japan)                                    175,000       692       .17


Communications equipment  -  0.62%
Ixia (USA) (1)                                                                110,000     1,414       .33
Stratos Lightwave, Inc. (USA) (1)                                             113,800       700       .16
Alphyra group PLC  (formerly ITG Group PLC)                                    98,029       327       .08
 (Ireland) (1)
Toyo Communication Equipment Co., Ltd. (Japan)                                 70,000       200       .05


Banks  -  0.41%
ICICI Bank Ltd. (India)                                                       934,200     1,720
ICICI Bank Ltd.  (ADR)                                                          4,000        19       .41


Paper & forest products  -  0.38%
M-real Oyj, Class B (Finland)                                                 257,000     1,588       .38


Distributors  -  0.36%
Sixt AG, nonvoting preferred (Germany)                                        100,000       864       .20
Li & Fung Ltd. (Hong Kong)                                                    400,000       449       .11
MEDION AG (Germany)                                                             5,600       224       .05


Beverages  -  0.36%
BRL Hardy Ltd. (Australia)                                                    170,976       964       .23
Quilmes Industrial SA, Class B (ADR) (Argentina)                               45,000       538       .13


Diversified financials  -  0.34%
American Capital Strategies, Ltd. (USA)                                        50,000     1,418       .34


Food products  -  0.16%
PT Indofood Sukses Makmur Tbk (Indonesia)                                  11,500,000       694       .16


Diversified telecommunication services  -  0.03%
Global Light Telecommunications Inc. (Canada) (1)                              40,000        76       .02
Glocalnet AB (Sweden) (1) (2)                                                 800,000        46       .01
Highpoint Telecommunications Inc. (Canada) (1)                                510,000         6       .00


Textiles & apparel  -  0.03%
EUROBIKE AG (Germany)                                                          40,000       112       .03


IT consulting & services  -  0.02%
Alphameric PLC (United Kingdom)                                                64,700       104       .02


Total stocks (cost: $367,503,000)                                                       331,162     78.28

                                                                           Principal
                                                                              Amount
Convertible debentures                                                         (000)

Oil & gas  -  0.25%
Sibir Energy PLC 15.00% 2002 (United Kingdom)                                Pound650     1,040       .25


Metals & mining  -  0.12%
Nelson Resources Ltd., Series A, 13.00% 2004                                     $500       500       .12
 (Canada)  (2) (3)

Total convertible debentures (cost: $1,486,000)                                           1,540       .37

Miscellaneous  -  4.66%
Other stocks in initial period of acquisition                                            19,725      4.66

Total equity securities (cost:  $368,989,000)                                           352,427     83.31


Short-term securities

Corporate short-term notes  -  13.77%
Pfizer Inc 1.80% due 1/31/02 (2)                                                8,900     8,886      2.10
Asset Securitization Cooperative Corp.1.95%-2.10%                               7,600     7,596      1.80
 due 1/7-1/10/02 (2)
General Electric Capital Services, Inc.                                         6,100     6,099      1.44
 1.82% due 1/2/02
H.J. Heinz Co. 2.10% due 1/17/02 (2)                                            5,900     5,894      1.39
Coca-Cola Co. 1.74% due 1/25/02                                                 5,300     5,294      1.25
Rabobank Nederland NV 1.77% due 1/14/02                                         5,000     4,997      1.18
Danske Corp. Inc. 1.85% due 1/14/02                                             5,000     4,996      1.18
Societe Generale North America Inc. 1.79% due 1/10/02                           4,400     4,398      1.04
Toyota Motor Credit Corp. 2.00% due 1/11/02 (2)                                 3,900     3,898       .92
Stadshypotek AB 1.98% due 1/18/02 (2)                                           3,500     3,496       .83
Gaz de France 2.00% due 1/30/02                                                 2,300     2,296       .54
Nestle Capital Corp. 2.04% due 1/11/02 (2)                                        400       400       .10


Federal agency discount notes  -  2.45%
Freddie Mac 1.74% - 1.98% due 1/3 - 2/12/02                                    10,400    10,386      2.45


Non-U.S. currency  -  0.08%
New Taiwanese Dollar                                                       NT$11,231        322       .08


Total short-term securities (cost: $68,971,000)                                          68,958     16.30

Total investment securities (cost: $437,960,000)                                        421,385     99.61
Excess of cash and receivables over payables                                              1,670       .39

Net assets                                                                             $423,055  100.00%

(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
    resale may be limited to qualified institutional buyers; resale to public may require registration.
(3) Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

Equity securities appearing in the portfolio since June 30, 2001

Ameristar Casinos
Atlantic Coast Airlines Holdings
Boca Resorts
CanWest Global Communications
Circuit City Stores
Extended Stay America
Faraday Technology
Genetronics Biomedical
Gladstone Capital
Perfomance Food Group
Scios
Smartforce
Sylvan Learning System
Techtronic
Transgenomic
Ulticom
Vitesse Semiconductor

Equity securities eliminated from the portfolio since June 30, 2001

@Comm
Alliance Atlantis Communications
Artprice.com
AstroPower
Baltimore Technologies
Black Box
Bricsnet
BriteSmile
Crown Media Holdings
CTS
Day Interactive Holding
DSP Group
Eclipsys
eCollege.com
Emmis Communications
ERG
Esprit Holdings
F.A.M.E. Film & Music Entertainment
FI System
GoTo.com
HighWave Optical Technologies
HotJobs.com
innominate
Integra
InterTrust Technologies
Keppel Telecommunications & Transportation
KOMERI
Kyowa Exeo
LookSmart
Macromedia
MDC Communications
MemberWorks
Mercury Computer Systems
Metalink
Minmet
Mogul.com Group
NH Hoteles
Nissin
Optical Communication Products
Optoma
Power Integrations
Procomp Informatics
Radiant Systems
Sextant Entertainment
SkyWest
SportsLine.com
Telelogic
Too
Toyoda Machine Works
TTI Team Telecom International
Universal Scientific Industrial
VTech Holdings
Yamaichi Electronics
Zenith National Insurance


American Funds Insurance Series Growth Fund
Investment Portfolio, December 31, 2001


[begin pie chart]
Equity securities            90.32%
Cash & equivalents          9.68%
[end pie chart]

                                                                          Percent
                                                                           of Net
10 Largest equity securities                                               Assets

Viacom                                                                       5.54%
AOL Time Warner                                                              3.50%
Berkshire Hathaway                                                           3.46%
PeopleSoft                                                                   2.89%
Texas Instruments                                                            2.56%
American International Group                                                 2.26%
USA Networks                                                                 2.25%
Clear Channel Communications                                                 1.88%
Applied Materials                                                            1.73%
Southwest Airlines                                                           1.63%



                                                                                        Market  Percent
                                                                        Number of        Value   of Net
Equity Securities                                                          Shares        (000)   Assets

Media - 19.65%
Viacom Inc., Class B  /1/                                                9,347,061     $412,673
Viacom Inc., Class A  /1/                                                  878,400       38,869    5.54%
AOL Time Warner Inc.  /1/                                                8,892,725      285,456     3.50
USA Networks, Inc.  /1/                                                  6,700,000      182,977     2.25
Clear Channel Communications, Inc.  /1/                                  3,000,000      152,730     1.88
Comcast Corp., Class A, special stock  /1/                               3,618,300      130,259     1.60
News Corp. Ltd., preferred (ADR) (Australia)                             2,964,393       78,438
News Corp. Ltd. (ADR)                                                    1,270,000       40,399     1.46
Fox Entertainment Group, Inc., Class A  /1/                              3,450,000       91,528     1.12
Adelphia Communications Corp., Class A  /1/                              1,464,300       45,657      .56
TMP Worldwide Inc.  /1/                                                  1,000,000       42,900      .53
PRIMEDIA Inc.  /1/ /2/                                                   6,115,200       26,601
PRIMEDIA Inc.  /1/                                                       1,022,900        4,450      .38
UnitedGlobalCom, Inc., Class A  /1/                                      3,940,000       19,700      .24
Liberty Media Corp. (formerly AT&T Corp.                                 1,350,000       18,900      .23
 Liberty Media Group), Class A  /1/
Univision Communications Inc., Class A /1/                                 300,000       12,138      .15
Cablevision Systems Corp.-New York Group,                                  158,200        7,507
 Class A  /1/
Cablevision Systems Corp. - Rainbow Media                                  151,300        3,737      .14
 Group, Class A /1/
NTL Inc.  /1/                                                            5,000,000        4,700      .06
United Pan-Europe Communications NV                                      2,076,000          961      .01
 (Netherlands) /1/


Semiconductor Equipment & Products  - 16.43%
Texas Instruments Inc.                                                   7,455,000      208,740     2.56
Applied Materials, Inc.  /1/                                             3,505,000      140,550     1.73
Microchip Technology Inc. /1/                                            3,150,000      122,031     1.50
Taiwan Semiconductor Manufacturing Co.                                  44,070,000      110,491     1.36
 Ltd. (Taiwan) /1/
Analog Devices, Inc.  /1/                                                2,449,832      108,748     1.33
KLA-Tencor Corp.  /1/                                                    2,020,000      100,111     1.23
Linear Technology Corp.                                                  2,355,000       91,939     1.13
Xilinx, Inc.  /1/                                                        1,975,000       77,124      .95
Micron Technology, Inc.  /1/                                             2,215,000       68,665      .84
PMC-Sierra, Inc.  /1/                                                    2,801,300       59,556      .73
Maxim Integrated Products, Inc.  /1/                                     1,050,300       55,151      .68
Broadcom Corp., Class A  /1/                                             1,200,000       49,044      .60
Altera Corp.  /1/                                                        2,150,000       45,623      .56
LSI Logic Corp.  /1/                                                     2,500,000       39,450      .48
Applied Micro Circuits Corp.  /1/                                        3,424,200       38,762      .48
Teradyne, Inc. /1/                                                         525,000       15,823      .19
Micrel, Inc.  /1/                                                          115,000        3,016      .04
Vitesse Semiconductor Corp.  /1/                                           140,000        1,740      .02
Conexant Systems, Inc.  /1/                                                120,000        1,723      .02


Insurance  - 9.07%
Berkshire Hathaway Inc., Class A  /1/                                        3,725      281,610     3.46
American International Group, Inc.                                       2,315,000      183,811     2.26
Progressive Corp.                                                          700,000      104,510     1.28
XL Capital Ltd., Class A (Bermuda)                                         976,900       89,250     1.09
Allmerica Financial Corp.                                                  510,000       22,720      .28
Aon Corp.                                                                  438,500       15,576      .19
MGIC Investment Corp.                                                      250,000       15,430      .19
Marsh & McLennan Companies, Inc.                                           126,800       13,625      .17
Principal Financial Group, Inc.  /1/                                       500,200       12,005      .15


Software  - 7.00%
PeopleSoft, Inc.  /1/                                                    5,850,828      235,203     2.89
Microsoft Corp.  /1/                                                     1,310,000       86,787     1.07
Cadence Design Systems, Inc.  /1/                                        3,850,000       84,392     1.04
BEA Systems, Inc.  /1/                                                   2,380,000       36,652      .45
Mentor Graphics Corp.  /1/                                               1,250,000       29,462      .36
Intuit Inc.  /1/                                                           570,000       24,385      .30
Siebel Systems, Inc.  /1/                                                  815,000       22,804      .28
VERITAS Software Corp.  /1/                                                500,000       22,415      .27
Autodesk, Inc.                                                             400,000       14,908      .18
i2 Technologies, Inc.  /1/                                               1,025,000        8,097      .10
Roxio, Inc.  /1/                                                           244,595        4,048      .05
Asera, Inc., Series C, convertible                                         511,776          502      .01
 preferred /1/ /2/ /3/


Pharmaceuticals  - 6.13%
AstraZeneca PLC (United Kingdom)                                         2,450,000      111,038     1.36
Eli Lilly and Co.                                                        1,290,000      101,317     1.24
Pharmacia Corp.                                                          2,080,487       88,733     1.09
Pfizer Inc                                                               2,212,500       88,168     1.08
Forest Laboratories, Inc.  /1/                                             700,000       57,365      .71
American Home Products Corp.                                               583,000       35,773      .44
Johnson & Johnson                                                          100,000        5,910      .07
IVAX Corp.  /1/                                                            265,000        5,337      .07
Andrx Corp. - Andrx Group  /1/                                              50,000        3,520      .04
Guilford Pharmaceuticals, Inc.  /1/                                        200,000        2,400      .03


Communications Equipment  - 3.76%
Nokia Corp., Class A (ADR) (Finland)                                     3,252,200       79,776      .98
Corning Inc. /1/                                                         4,602,500       41,054      .50
Crown Castle International Corp. /1/                                     2,905,000       31,025      .38
Cisco Systems, Inc.  /1/                                                 1,460,000       26,441      .33
Telefonaktiebolaget LM Ericsson,                                         4,918,000       25,672      .32
 Class B (ADR) (Sweden)
JDS Uniphase Corp.  /1/                                                  2,825,000       24,521      .30
Adaptec, Inc.  /1/                                                       1,486,000       21,547      .27
Motorola, Inc.                                                           1,035,000       15,546      .19
Brocade Communications Systems, Inc.  /1/                                  319,000       10,565      .13
3Com Corp.  /1/                                                          1,455,000        9,283      .11
Juniper Networks, Inc.  /1/                                                475,200        9,005      .11
Nortel Networks Corp. (Canada)                                             770,000        5,775      .07
Comverse Technology, Inc.  /1/                                              85,000        1,901      .02
Arris Group, Inc. (formerly ANTEC Corp.) /1/                               150,000        1,464      .02
CIENA Corp.  /1/                                                           100,000        1,431      .02
Nexsi Systems Corp., Series C, convertible                                 405,997        1,155      .01
 preferred /1/ /2/ /3/


Commercial Services & Supplies  - 2.64%
Sabre Holdings Corp., Class A  /1/                                       1,593,917       67,502      .83
Allied Waste Industries, Inc. /1/                                        3,066,700       43,118      .53
Ceridian Corp.  /1/                                                      1,967,500       36,891      .45
Robert Half International Inc.  /1/                                        800,000       21,360      .26
Avery Dennison Corp.                                                       300,000       16,959      .21
Paychex, Inc.                                                              250,000        8,712      .11
ARAMARK Corp., Class B  /1/                                                300,000        8,070      .10
Arbitron Inc.  /1/                                                         219,880        7,509      .09
Concord EFS, Inc.  /1/                                                     160,000        5,245      .06


Diversified Financials  -  2.58%
Fannie Mae                                                                 962,000       76,479      .94
Capital One Financial Corp.                                              1,205,000       65,010      .80
Household International, Inc.                                              775,000       44,903      .55
J.P. Morgan Chase & Co.                                                    275,000        9,996      .12
Freddie Mac                                                                148,000        9,679      .12
State Street Corp.                                                          80,000        4,180      .05


Hotels, Restaurants & Leisure  - 2.33%
Starbucks Corp.  /1/                                                     6,000,000      114,300     1.40
Carnival Corp.                                                           2,480,300       69,647      .86
Outback Steakhouse, Inc. /1/                                               175,000        5,994      .07


Oil & Gas  - 2.21%
Murphy Oil Corp.                                                           609,700       51,239      .63
EOG Resources Inc.                                                       1,200,000       46,932      .58
Pogo Producing Co.                                                       1,599,300       42,014      .52
Ocean Energy, Inc.                                                         892,600       17,138      .21
Enterprise Oil PLC (United Kingdom)                                      1,700,000       11,519      .14
Ivanhoe Energy Inc. (Canada) /1/                                         4,500,000       10,229
Ivanhoe Energy Inc., warrants,                                           4,500,000          523      .13
 expire 2002 /1/ /3/


Airlines  -  2.07%
Southwest Airlines Co.                                                   7,197,443      133,009     1.63
AMR Corp.  /1/                                                           1,100,000       24,387      .30
Ryanair Holdings PLC (ADR) (Ireland) /1/                                   200,000        6,410      .08
Delta Air Lines, Inc.                                                      150,000        4,389      .06


Internet Software & Services  - 1.61%
Yahoo  Inc.  /1/                                                         5,400,000       95,796     1.18
VeriSign, Inc.  /1/                                                        549,800       20,914      .26
CNET Networks, Inc.  /1/                                                   910,000        8,163      .10
Homestore.com, Inc.  /1/ /3/                                             2,400,000        6,048      .07


Specialty Retail  - .57%
Lowe's Companies, Inc.                                                   1,833,000       85,070     1.04
Staples, Inc.  /1/                                                         875,000       16,363      .20
Limited Inc.                                                             1,100,000       16,192      .20
CDW Computer Centers, Inc.  /1/                                            160,000        8,594      .11
Williams-Sonoma, Inc.  /1/                                                  45,000        1,931      .02


Electronic Eqipment & Instruments  - 1.44%
Solectron Corp.  /1/                                                     4,384,000       49,452      .61
Sanmina-SCI Corp. (merger of Sanmina Corp.                               1,205,710       23,994      .29
 and SCI Systems, Inc.)  /1/
DDi Corp.  /1/                                                           1,300,000       12,792      .16
Celestica Inc. (Canada) /1/                                                300,000       12,117      .15
Flextronics International Ltd.                                             400,000        9,596      .12
 (Singapore) /1/
Jabil Circuit, Inc.  /1/                                                   400,000        9,088      .11


Biotechnology  - 1.19%
Sepracor Inc.  /1/                                                         604,800       34,510      .42
Millennium Pharmaceuticals, Inc.  /1/                                    1,200,000       29,412      .36
Genentech, Inc.  /1/                                                       300,000       16,275      .20
IDEC Pharmaceuticals Corp.  /1/                                            173,400       11,952      .15
Amgen Inc.  /1/                                                             90,000        5,080      .06


Air Freight & Couriers  - 1.18%
FedEx Corp.  /1/                                                         1,400,000       72,632      .89
United Parcel Service, Inc., Class B                                       436,200       23,773      .29


Beverages  - 1.17%
Anheuser-Busch Companies, Inc.                                             650,000       29,387      .36
PepsiCo, Inc.                                                              400,000       19,476      .24
Coca-Cola Co.                                                              412,000       19,426      .24
Coca-Cola West Japan Co. Ltd. (Japan)                                      755,000       13,524      .17
Adolph Coors Co., Class B                                                  250,000       13,350      .16

Tobacco  - 1.05%
Philip Morris Companies Inc.                                             1,871,000       85,785     1.05


Diversified Telecommunication Services  - 0.96%
Telefonos de Mexico, SA de CV, Class L                                   1,820,000       63,736      .78
 (ADR) (Mexico)
WorldCom, Inc. - WorldCom Group  /1/                                     1,000,000       14,080      .18
CoreExpress, Inc., Series C, convertible                                 1,861,446          230      .00
 preferred  /1/  /2/ /3/
Sigma Networks, Inc., Series C, convertible                              2,546,377           25      .00
 preferred  /1/  /2/ /3/


Computers & Peripherals  - 0.82%
Sun Microsystems, Inc.  /1/                                              1,500,000       18,450      .23
Quantum Corp. - DLT & Storage Systems /1/                                1,500,000       14,775      .18
Storage Technology Corp.  /1/                                              500,000       10,335      .13
Maxtor Corp.  /1/                                                        1,520,000        9,637      .12
Dell Computer Corp.  /1/                                                   327,300        8,896      .11
Compaq Computer Corp.                                                      450,000        4,392      .05


Containers & Packaging  -  0.65%
Sealed Air Corp.  /1/                                                    1,300,000       53,066      .65


Energy Equipment & Services  - 0.59%
Baker Hughes Inc.                                                          625,000       22,794      .28
Schlumberger Ltd.                                                          260,000       14,287      .18
Nabors Industries, Inc.  /1/                                               131,000        4,497      .06
Cooper Cameron Corp.  /1/                                                  110,000        4,440      .05
Halliburton Co.                                                            150,000        1,965      .02


Internet & Catalog Retail  - 0.47%
eBay Inc.  /1/                                                             500,000       33,450      .41
Pay Pal, Inc. (formerly X.Com Corp),                                     1,872,727        5,150      .06
 Series C, convertible preferred  /1//2//3/


Health Care Equipment & Supplies  - 0.47%
Applera Corp. - Applied Biosystems Group                                   965,600       37,919      .47


Electric Utilities  - 0.46%
Edison International  /1/                                                2,500,000       37,750      .46


Industrial Conglomerates  - 0.43%
Tyco International Ltd.                                                    600,000       35,340      .43


Banks  - 0.41%
Charter One Financial, Inc.                                              1,212,750       32,926      .41


Aerospace & Defense  - 0.36%
Bombardier Inc., Class B (Canada)                                        1,838,700       19,050      .23
Lockheed Martin Corp.                                                      120,000        5,600      .07
Northrop Grumman Corp.                                                      45,000        4,536      .06


Chemicals  - 0.35%
Valspar Corp.                                                              666,100       26,378      .32
Syngenta AG (Switzerland) /1/                                               43,491        2,254      .03


Wireless Telecommunication Services  - 0.32%
Vodafone Group PLC (ADR) (United Kingdom)                                  375,000        9,630
Vodafone Group PLC                                                       2,710,000        7,083      .20
Sprint PCS Group  /1/                                                      225,000        5,492      .07
Nextel Communications, Inc., Class A  /1/                                  350,000        3,836      .05


Multi-Utilities  - 0.23%
Questar Corp.                                                              750,000       18,788      .23


Food & Drug Retailing  - 0.21%
Walgreen Co.                                                               500,000       16,830      .21


IT Consulting & Services  - 0.18%
Computer Sciences Corp.  /1/                                               300,000       14,694      .18


Health Care Providers & Services  - 0.12%
Anthem, Inc.  /1/                                                          200,000        9,900      .12


Multiline Retail  - 0.11%
Kohl's Corp.  /1/                                                          125,000        8,805      .11


Miscellaneous  - 0.10%
Other equity securities in initial period                                                 7,869      .10
 of acquisition



Total equity securities (cost: $6,396,049,000)                                        7,355,701    90.32



                                                                        Principal       Market  Percent
                                                                           Amount        Value   of Net
Short-Term Securities                                                       (000)        (000)   Assets

Corporate Short-Term Notes  - 5.80%
Ciesco LP 1.77%-2.02% due 1/15-2/5/02                                     $50,700        50,618      .62
BellSouth Corp. 1.80%-1.93% due 1/17-2/8/02 /2/                             50,000       49,920      .61
General Electric Capital Corp. 1.75%-2.05%                                  45,540       45,483      .56
 due 1/2-2/12/02
Household Finance Corp. 1.89%-2.03% due                                     40,200       40,172      .49
 1/11-1/22/02
Verizon Network Funding Corp. 1.92%-2.22%                                   32,400       32,362      .40
 due 1/15-1/22/02
Equilon Enterprises LLC 1.78%-1.80%                                         32,100       32,073      .39
 due 1/8-1/24/02
Private Export Funding Corp. 1.75%-1.87%                                    32,000       31,890      .39
 due 3/7-3/12/02  /2/
Three Rivers Funding Corp. 1.78%-1.93%                                      29,106       29,090      .36
 due 1/4-1/14/02  /2/
GE Financial Assurance Holdings Inc. 2.24%                                  25,000       24,961      .31
 due 1/25/02  /2/
E.W. Scripps Co. 1.80%-1.83% due                                            25,000       24,947      .30
 1/9-3/20/02  /2/
Gannett Co., Inc. 1.75%-1.90% due                                           20,100       20,087      .25
 1/10-1/23/02  /2/
Estee Lauder Companies Inc. 2.40% due 1/3/02  /2/                           20,000       19,996      .25
Tribune Co. 2.20% due 1/22/02  /2/                                          19,200       19,174      .24
USAA Capital Corp. 1.97% due 2/15/02                                        19,100       19,052      .23
Park Avenue Receivables Corp. 2.05%                                         17,500       17,465      .21
 due 2/4/02  /2/
Motiva Enterprises LLC 2.00% due 1/11/02                                    15,600       15,590      .19


Federal Agency Discount Notes  - 3.80%
Fannie Mae 1.74%-2.34% due 1/31-4/18/02                                    114,300      113,951     1.40
Federal Home Loan Banks 1.855%-2.28%                                        93,800       93,703     1.15
 due 1/11-1/30/02
Freddie Mac 1.68%-2.35% due 1/3-2/19/02                                     83,600       83,471     1.02
Federal Farm Credit Bank 2.05% due 1/22/02                                  18,500       18,477      .23


Non-U.S. Currency  - 0.04%
New Taiwanese Dollar                                                   NT$104,136         2,984      .04



Total short-term securities (cost: $785,588,000)                                        785,466     9.64


Total investment securities (cost: $7,181,637,000)                                    8,141,167    99.96
Excess of cash and receivables over payables                                              3,239      .04

Net assets                                                                           $8,144,406  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/3/ Valued under procedures established by the Board of Trustees.


ADR = American Depositary Receipts

See Notes to Financial Statements






American Funds Insurance Series International Fund
Investment Portfolio, December 31, 2001
                                                                        Percent of
                                                                        Net Assets
[pie chart]
Europe                                                                       48.44%
Asia/Pacific Basin                                                           31.29%
The Americas                                                                 10.95%
Other Countries                                                               2.46%
Cash & Equivalents                                                            6.86%
[end pie chart]

Largest Individual Equity Securities

Taiwan Semiconductor Manufacturing                                            3.47%
AstraZeneca                                                                   3.32%
Petrobras                                                                     2.35%
Aventis                                                                       2.02%
Norsk Hydro                                                                   2.01%
Shionogi                                                                      1.93%
America Movil                                                                 1.68%
Groupe Bruxelles Lambert                                                      1.56%
Rohm                                                                          1.53%
Telekom Austria                                                               1.51%





                                                                         Number of       Market  Percent
                                                                            Shares        Value   of Net
Stocks (common & preferred)                                                               (000)   Assets

Pharmaceuticals  -  12.63%
AstraZeneca PLC (United Kingdom)                                          1,741,700   $   79,728   3.32%
Aventis SA (France)                                                         682,000       48,418     2.02
Shionogi & Co., Ltd. (Japan)                                              2,712,000       46,207     1.93
Sanofi-Synthelabo (France)                                                  440,000       32,823     1.37
Chugai Pharmaceutical Co., Ltd. (Japan)                                   2,200,000       25,419     1.06
Novo Nordisk A/S, Class B (Denmark)                                         491,500       20,109      .84
Elan Corp., PLC (ADR) (Ireland) /1/                                         415,800       18,736      .78
CSL Ltd. (Australia)                                                        450,000       11,826      .49
H. Lundbeck A/S (Denmark) /1/                                               344,744        8,880      .37
Novartis AG (Switzerland)                                                   200,000        7,231      .30
Shire Pharmaceuticals Group PLC (United Kingdom) /1/                        264,800        3,311
Shire Pharmaceuticals Group PLC (ADR) /1/                                    11,000          403      .15


Media  -  8.33%
Vivendi Universal  (France)                                                 604,491       33,094     1.38
Mediaset SpA (Italy)                                                      4,100,000       29,874     1.24
KirchMedia GmbH & Co. KGaA, non-voting                                      675,511       15,819      .66
 (Germany) /2/ /3/
Grupo Televisa, SA (ADR) (Mexico) /1/                                       360,000       15,545      .65
Granada PLC (United Kingdom)                                              6,631,150       13,837      .58
News Corp. Ltd. (ADR) (Australia)                                           362,000       11,515
News Corp. Ltd., preferred                                                  203,538        1,356      .54
Modern Times Group MTG AB, Class B (Sweden) /1/                             516,600       11,414      .47
British Sky Broadcasting Group PLC                                        1,000,000       10,993      .46
 (United Kingdom) /1/
ProSieben SAT.1 Media AG (Germany)                                        2,211,856       10,928      .45
Nippon Television Network Corp. (Japan)                                      42,000        8,916      .37
Fox Kids Europe NV (Netherlands) /1/                                        820,000        8,395      .35
Telewest Communications PLC (United Kingdom) /1/                          8,500,000        7,663      .32
MIH Ltd., Class A (South Africa) /1/                                        985,000        7,190      .30
Pearson PLC (United Kingdom)                                                500,000        5,751      .24
SBS Broadcasting SA (Luxembourg) /1/                                        158,800        2,874      .12
SET Satellite (Singapore) Pte. Ltd.                                         645,000        1,889      .08
 (Singapore) /1/ /2/ /3/
United Pan-Europe Communications NV                                       2,642,000        1,223      .05
 (Netherlands) /1/
SET India Ltd. (India)  /1/ /2/ /3/                                          32,200          883      .04
KirchPayTV GmbH & Co. KGaA (Germany) /1/ /2/ /3/                            239,788          872      .03


Oil & Gas  -  7.63%
Petoleo Brasileiro SA - Petrobras, ordinary                              2,422,400       56,442     2.35
 nominative (ADR) (Brazil)
Norsk Hydro AS (Norway)                                                   1,050,000       43,987
Norsk Hydro AS (ADR)                                                        100,000        4,200     2.01
Husky Energy Inc. (Canada)                                                2,250,000       23,269      .97
"Shell" Transport and Trading Co., PLC                                      410,000       16,994
 (New York registered) (United Kingdom)
"Shell" Transport and Trading Co., PLC                                      540,000        3,706      .86
Petro-Canada (Canada)                                                       740,000       18,265      .76
ENI SpA (Italy)                                                           1,300,000       16,261      .68


Electronic Equipment & Instruments  -  6.36%
Samsung SDI Co., Ltd. (South Korea)                                         811,000       36,086     1.50
Samsung Electro-Mechanics Co., Ltd. (South Korea)                           780,580       26,229     1.09
Nippon Electric Glass Co., Ltd. (Japan)                                   3,000,000       21,975      .92
Hon Hai Precision Industry Co., Ltd. (Taiwan)                             3,745,200       17,170      .72
Orbotech Ltd. (Israel) /1/                                                  550,000       17,132      .71
Murata Manufacturing Co., Ltd. (Japan)                                      211,000       12,615      .53
Hoya Corp. (Japan)                                                          175,000       10,423      .43
Hirose Electric Co., Ltd. (Japan)                                           111,000        7,540      .31
EPCOS AG (Germany)                                                           70,000        3,614      .15


Semiconductor Equipment & Products  -  6.13%
Taiwan Semiconductor Manufacturing Co. Ltd.                              33,208,952       83,260     3.47
 (Taiwan) /1/
Rohm Co., Ltd. (Japan)                                                      284,000       36,745     1.53
Dialog Semiconductor PLC (United Kingdom) /1/                             1,369,108        9,872      .41
ASML Holding NV (formerly ASM Lithography                                   500,000        8,688      .36
 Holding NV) (Netherlands) /1/
Samsung Electronics Co., Ltd. (South Korea)                                  40,000        8,562      .36


Banks  -  6.08%
Allied Irish Banks, PLC (Ireland)                                         2,300,000       26,617     1.11
Westpac Banking Corp. (Australia)                                         2,651,900       21,325      .89
Bank of Nova Scotia (Canada)                                                565,000       17,369      .72
Hang Seng Bank Ltd. (Hong Kong)                                           1,350,000       14,847      .62
Lloyds TSB Group PLC (United Kingdom)                                     1,340,000       14,536      .61
DBS Group Holdings Ltd. (Singapore)                                       1,318,700        9,858      .41
Credit Suisse Group (Switzerland) /1/                                       200,000        8,533      .35
Unibanco-Uniao de Bancos Brasileiros SA,                                    360,000        8,028      .33
 units (GDR) (Brazil)
ABN AMRO Holding NV (Netherlands)                                           425,737        6,856      .29
HBOS PLC (formerly Bank of Scotland)                                        579,000        6,702      .28
 (United Kingdom)
Svenska Handelsbanken Group, Class A (Sweden)                               300,000        4,419      .18
Sumitomo Mitsui Banking Corp. (Japan)                                     1,010,000        4,264      .18
Bangkok Bank PCL (Thailand) /1/                                           1,499,000        1,670      .07
Societe Generale  (France)                                                   17,400          973      .04


Food Products  -  4.88%
Orkla AS, Class A (Norway)                                                2,097,942       35,529     1.48
Nestle SA (Switzerland)                                                     142,520       30,402     1.27
Koninklijke Numico NV (Netherlands)                                       1,035,000       24,121     1.00
Unilever NV (Netherlands)                                                   255,000       14,948      .62
Groupe Danone (France)                                                      100,000       12,196      .51


Diversified Telecommunication Services  -  4.11%
Telekom Austria AG (Austria) /1/                                          4,365,000       36,176     1.51
Telefonos de Mexico, SA de CV, Class L                                      749,000       26,230     1.09
 (ADR) (Mexico)
Hellenic Telecommunications Organization SA (Greece)                      1,175,000       19,142      .80
Swisscom AG (Switzerland)                                                    20,000        5,544      .23
Videsh Sanchar Nigam Ltd. (ADR) (India)                                     555,426        5,332      .22
Bayan Telecommunications Holdings Corp.,                                    150,000        3,300       -
 convertible preferred (Philippines) /2/ /3/
Bayan Telecommunications Holdings Corp.,                                     43,010                    -
 Class A /1/  /2/ /3/
Bayan Telecomunications Holdings Corp.,                                      14,199                   .14
 Class B /1/  /2/ /3/
Philippine Long Distance Telephone Co. (Philippines)                        205,000        1,663
Philippine Long Distance Telephone Co. (ADR)                                154,000        1,269      .12


Wireless Telecommunication Services  -  3.49%
America Movil SA de CV (ADR) (Mexico)                                     2,064,000       40,207     1.68
China Mobile (Hong Kong) Ltd. (ADR) (People's                               650,000       11,362      .47
 Republic of China) /1/
NTT DoCoMo, Inc. (Japan)                                                        780        9,137      .38
China Unicom Ltd. (People's Republic of China) /1/                        7,478,200        8,248      .34
Vodafone Group PLC (United Kingdom)                                       3,000,000        7,841      .33
KDDI Corp. (Japan)                                                            2,750        5,125      .21
Egyptian Co. for Mobile Services (Egypt) /1/                                260,000        1,888      .08


Diversified Financials  -  2.99%
Groupe Bruxelles Lambert SA (Belgium)                                       710,000       37,322     1.56
ING Groep NV (Netherlands)                                                  842,082       21,469      .89
Housing Development Finance Corp. Ltd. (India) /2/                          933,000       12,902      .54


Household Durables  -  2.65%
Nintendo Co., Ltd. (Japan)                                                  198,600       34,669     1.45
Sony Corp. (Japan)                                                          590,200       26,891     1.12
SEGA Corp. (Japan) /1/                                                      100,000        1,989      .08


Commercial Services & Supplies  -  2.58%
Adecco SA (Switzerland)                                                     469,471       25,532     1.06
Brambles Industries PLC (United Kingdom) /1/                              4,031,993       19,934      .83
Brambles Industries Ltd. (Australia)                                      2,890,104       15,341      .64
Rentokil Initial PLC (United Kingdom)                                       284,100        1,140      .05


Specialty Retail  -  1.84%
Dixons Group PLC (United Kingdom)                                         7,192,341       24,577     1.02
INDITEX SA (Spain) /1/                                                      952,600       18,156      .76
Kingfisher PLC (United Kingdom)                                             242,376        1,413      .06


Automobiles  -  1.70%
Honda Motor Co., Ltd. (Japan)                                               561,000       22,317      .93
Suzuki Motor Corp. (Japan)                                                1,700,000       18,543      .77


Metals & Mining  -  1.55%
Anglo American Platinum Corp. Ltd. (South Africa)                           490,000       18,145      .76
BHP Billiton PLC (formerly Billiton PLC)                                  2,243,700       11,387      .47
 (United Kingdom)
Anglogold Ltd. (South Africa)                                               220,000        7,743      .32


Beverages  -  1.55%
Heineken NV (Netherlands)                                                   660,000       25,023     1.04
Southcorp Ltd. (Australia)                                                3,163,498       12,191      .51


Paper & Forest Products  -  1.50%
UPM-Kymmene Corp. (Finland)                                                 945,000       31,336     1.30
Kimberly-Clark de Mexico, SA de CV,                                       1,600,000        4,758      .20
 Class A (Mexico)


Insurance  -  1.43%
Allianz AG (Germany)                                                         93,500       22,099      .92
Munchener Ruckversicherungs-Gesellschaft                                     45,000       12,218      .51
 AG(Germany)


Real Estate  -  1.37%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                   2,300,000       23,893      .99
Sumitomo Realty & Development Co., Ltd. (Japan)                           1,980,000        9,036      .38


Electrical Equipment  -  1.37%
Schneider SA (France)                                                       291,200       13,998      .59
Nitto Denko Corp. (Japan)                                                   521,100       12,010      .50
Johnson Electric Holdings Ltd. (Hong Kong)                                6,461,500        6,795      .28


Food & Drug Retailing  -  0.99%
Koninklijke Ahold NV (Netherlands)                                          737,550       21,457      .89
Loblaw Companies Ltd. (Canada)                                               75,000        2,449      .10


Construction Materials  -  0.77%
Holcim Ltd. (Switzerland)                                                    50,000       10,786      .45
Cemex, SA de CV, ordinary participation                                     300,000        7,410      .31
 certificates, Units (ADR) (Mexico)
Cemex, SA de CV, warrants, expire 2004                                       92,038          193      .01


Machinery  -  0.74%
Metso Oyj (Finland)                                                         830,000        8,719      .36
Mitsubishi Heavy Industries, Ltd. (Japan)                                 2,500,000        6,655      .28
Sandvik AB (Sweden)                                                         110,500        2,373      .10


Electric Utilities  -  0.72%
Scottish Power PLC (United Kingdom)                                       2,950,000       16,300      .68
Manila Electric Co, Class A (GDR)                                           587,000          963
 (Philippines) /1/ /2/ /3/
Manila Electric Co. Class A (Special Purchase                                71,100           28      .04
 Right) (Philippines) /1/ /3/


Software  -  0.71%
SAP AG (Germany)                                                            129,600       16,984      .71


Internet Software & Services  -  0.69%
BCE Inc. (Canada) /1/                                                       575,000       16,464      .69


Auto Components  -  0.65%
GKN PLC (United Kingdom)                                                  4,031,993       15,537      .65


Health Care Providers & Services  -  0.61%
Fresenius Medical Care AG (Germany)                                         330,000       14,688      .61


Multiline Retail  -  0.59%
Wal-Mart de Mexico, SA de CV, Class C (Mexico)                            6,000,000       14,105      .59


Biotechnology  -  0.55%
Serono SA, Class B (Switzerland) /1/                                         15,000       13,097      .55


Aerospace & Defense  -  0.50%
Bombardier Inc., Class B (Canada)                                         1,160,600       12,024      .50


Communications Equipment  -  0.42%
Nokia Corp., Class A (Finland)                                              393,000       10,132      .42


Airlines  -  0.42%
British Airways PLC (United Kingdom)                                      2,846,900        8,072      .34
Cathay Pacific Airways Ltd. (Hong Kong) /1/                               1,529,000        1,961      .08


Office Electronics  -  0.40%
Canon, Inc. (Japan)                                                         280,000        9,605      .40


It Consulting & Services  -  0.40%
Nomura Research Institute, Ltd. (Japan) /1/                                  81,200        9,499      .40


Computers & Peripherals  -  0.33%
Opticom ASA (Norway) /1/                                                    194,000        7,954      .33


Hotels, Restaurants & Leisure  -  0.26%
Compass Group PLC (United Kingdom)                                          830,170        6,217      .26


Transportation Infrastructure  -  0.11%
Zhejiang Expressway Co. Ltd., Class H                                    10,298,000        2,536      .11
 (People's Republic of China)


Chemicals  -  0.04%
Syngenta AG (Switzerland) /1/                                                17,007          881      .04


TOTAL STOCKS (cost: $2,147,584,000)                                                    2,161,730    90.07



                                                                         Principal       Market  Percent
                                                                            Amount        Value   of Net
Convertible Debentures                                                       (000)        (000)   Assets

Media  -  0.12%
EM.TV & Merchandising AG 4.00% convertible                              Euro 6,508         2,780      .12
 debentures 2005 (Germany)


Diversified Telecommunication Services  -  0.05%
COLT Telecom Group PLC 2.00% 2006 (United Kingdom)                        2,400,000        1,258      .05


Electrical Equipment  -  0.03%
Elektrim SA 3.75% 2004 (Poland) /3/                                             850          681      .03
TOTAL CONVERTIBLE DEBENTURES (cost: $11,270,000)                                           4,719      .20

Miscellaneous  -  2.87%
Other stocks in initial period of acquisition                            25,773,823       68,916     2.87


TOTAL EQUITY SECURITIES (cost: $2,229,369,000)                                         2,235,365    93.14

                                                                         Principal       Market  Percent
                                                                            Amount        Value   of Net
Short-Term Securities                                                        (000)        (000)   Assets

Corporate Short-Term Notes  -  7.80%
American Honda Finance Corp. 1.78%-1.90%                                 42,100,000       42,044     1.75
 due 1/17-2/20/02
Asset Securitization Cooperative Corp. 1.88%-2.10%                       35,000,000       34,968     1.46
 due 1/8-1/24/02 /2/
Triple A One Funding Corp. 1.77%-1.90%                                   31,869,000       31,848     1.33
 due 1/11-1/15/02 /2/
Reseau Ferre de France 2.01% due 1/29/02                                 25,000,000       24,959     1.04
Private Export Funding Corp. 1.87% due 3/7/02 /2/                        20,000,000       19,935      .83
General Electric Capital Services, Inc.                                  18,510,000       18,508      .77
 1.82% due 1/2/02
UBS Finance (Delaware) Inc. 2.00% due 1/4/02                             15,000,000       14,997      .62


Non-U.S. Currency  -  0.06%
New Taiwanese Dollar                                                     NT$52,589         1,507      .06
TOTAL SHORT-TERM SECURITIES (cost: $188,844,000)                                         188,766     7.86


TOTAL INVESTMENT SECURITIES (cost: $2,418,213,000)                                     2,424,131   101.00
Excess of payables over cash and receivables                                              24,035     1.00

NET ASSETS                                                                            $2,400,096  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/3/ Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts


See Notes to Financial Statements

American Funds Insurance Series New World Fund
Investment Portfolio as of December 31, 2001


[pie chart]
The Americas                                                                     31.72%
Asia/Pacific Basin                                                               27.94%
Europe                                                                           19.73%
Other countries                                                                   5.49%
Cash & equivalents                                                               15.12%
[end pie chart]

                                                                               Percent
                                                                                of Net
Largest Individual Equity Securities                                            Assets

Coca-Cola                                                                         3.11%
Avon Products                                                                      2.01
Sappi                                                                              1.75
China Unicom                                                                       1.58
Votorantim Celulose e Papel                                                        1.50
Hon Hai Precision Industry                                                         1.41
Suzuki Motor                                                                       1.38
Petrobras                                                                          1.37
Housing Development Finance                                                        1.36
Migros Turk                                                                        1.34



                                                                                Number    Market  Percent
                                                                                    of     Value   of Net
Stocks (common & preferred)                                                     Shares     (000)   Assets

Banks  -  7.56%
Unibanco-Uniao de Bancos Brasileiros SA,                                        84,400    $ 1,882    1.23%
 units (GDR) (Brazil)
Shinhan Financial Group Co., Ltd. (formerly                                    120,230      1,619     1.06
 Shinhan Bank) (South Korea) /1/
Yapi ve Kredi Bankasi AS (Turkey) /1/                                      412,424,335      1,266      .83
Bank of the Philippine Islands (Philippines)                                  1,008,200     1,127      .74
ICICI Bank Ltd. (India)                                                         576,800     1,062
ICICI Ltd.  (ADR)                                                                08,000        38      .72
Bank Zachodni WBK SA (Poland) /1/                                                81,395     1,028      .67
Allied Irish Banks, PLC (Ireland)                                                84,500       978      .64
United Overseas Bank Ltd. (Singapore)                                           123,000       846      .56
HSBC Holdings PLC (United Kingdom)                                               54,800       641      .42
ABN AMRO Holding NV (Netherlands)                                                33,577       541      .36
Australia and New Zealand Banking Group Ltd.                                     55,000       500      .33
 (Australia)


Beverages  -  6.13%
Coca-Cola Co. (USA)                                                             100,500     4,739     3.11
Fomento Economico Mexicano, SA de CV (ADR)                                       45,500     1,572     1.03
 (Mexico)
Anheuser-Busch Companies, Inc. (USA)                                             30,000     1,356      .89
PepsiCo, Inc. (USA)                                                              21,400     1,042      .68
Heineken NV (Netherlands)                                                        17,000       645      .42


Wireless Telecommunication Services -  5.22%
China Unicom Ltd. (People's Republic of China) /1/                            2,178,000     2,402     1.58
GLOBE TELECOM, Inc. (Philippines) /1/                                           143,992     1,903     1.24
China Mobile (Hong Kong) Ltd. (People's Republic                                350,000     1,232      .81
 of China) /1/
COSMOTE Mobile Telecommunications SA (Greece)                                    90,000       915      .60
America Movil SA de CV, Series L (ADR) (Mexico)                                  40,000       779      .51
Tele Nordeste Celular Participacoes SA, preferred                                26,000       733      .48
 nominative (ADR) (Brazil)


Electronic Equipment & Instruments  -  4.94%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                   469,500     2,152     1.41
Samsung SDI Co., Ltd. (South Korea)                                              37,000     1,646     1.08
Orbotech Ltd. (Israel) /1/                                                       50,000     1,557     1.02
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                43,000     1,445      .95
Venture Manufacturing (Singapore) Ltd (Singapore)                               101,000       728      .48


Food Products  -  4.88%
Orkla AS (Norway)                                                                86,142     1,459      .96
Unilever PLC (United Kingdom)                                                   170,000     1,394      .91
Nestle SA (Switzerland)                                                          06,000     1,280      .84
Sara Lee Corp. (USA)                                                             53,000     1,178      .77
Unilever NV (Netherlands)                                                        20,000     1,172      .77
Groupe Danone (France)                                                           06,200       756      .50
PT Indofood Sukses Makmur Tbk (Indonesia)                                     3,300,000       200      .13


Pharmaceuticals  -  4.27%
Dr. Reddy's Laboratories Ltd. (India)                                            84,000     1,611     1.06
AstraZeneca PLC (United Kingdom)                                                 31,800     1,463      .96
Aventis (France)                                                                 16,100     1,143      .75
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                               16,000       986      .65
PLIVA DD (GDR) (Croatia)                                                         90,000       922      .60
Pfizer Inc (USA)                                                                 09,700       387      .25


Paper & Forest Products  -  3.90%
Sappi Ltd. (South Africa)                                                       267,000     2,672     1.75
Votorantim Celulose e Papel SA (ADR) (Brazil)                                   130,000     2,294     1.50
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                            330,000       981      .65


Diversified Telecommunication Services  -  3.87%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                            45,000     1,576     1.03
Cia. de Telecomunicaciones de Chile SA (ADR)                                    105,800     1,424      .93
 (Chile) /1/
Videsh Sanchar Nigam Ltd. (ADR) (India)                                         132,100     1,268      .83
Telecom Argentina STET-France Telecom SA,                                       160,900     1,049      .69
 Class B (ADR) (Argentina)
Hellenic Telecommunications Organization SA (Greece)                             21,000       342      .23
Philippine Long Distance Telephone Co. (Philippines)                             30,800       250      .16


Media  -  3.72%
Grupo Televisa, SA, ordinary participation                                       39,500     1,706     1.12
 certificates (ADR) (Mexico) /1/
Independent News & Media PLC (Ireland)                                          794,724     1,486      .98
ABS-CBN Holdings Corp. (PDR) (Philippines)                                    2,250,000     1,039      .68
BEC World PCL (Thailand)                                                        220,000     1,025      .67
Globo Cabo SA, preferred nominative (ADR)                                       109,300       384      .25
 (Brazil) /1/
United Pan-Europe Communications NV                                              39,000        18      .01
 (Netherlands) /1/
Antenna TV SA (ADR) (Greece) /1/                                                 04,200        10      .01


Oil & Gas  -  3.44%
Petroleo Brasileiro SA - Petrobras (ADR) (Brazil)                                90,000     2,097     1.37
Sasol Ltd. (South Africa)                                                       120,000     1,055      .69
LUKOIL (ADR) (Russia)                                                            21,400     1,054      .69
Gulf Indonesia Resources Ltd. (Indonesia) /1/                                    70,000       630      .41
"Shell" Transport and Trading Co., PLC                                           10,000       414      .28
 (New York registered) (United Kingdom)


Metals & Mining  -  3.21%
Pohang Iron & Steel Co., Ltd. (South Korea)                                      15,700     1,469      .96
Cia. Vale do Rio Doce (Brazil)                                                   55,000     1,279      .84
Anglo American PLC (United Kingdom)                                              68,688     1,050      .69
BHP Billiton PLC (formerly Billiton PLC)                                        134,052       680      .45
 (United Kingdom)
Freeport-McMoRan Copper & Gold Inc.,                                             31,000       415      .27
 Class B (USA) /1/


Automobiles  -  2.67%
Suzuki Motor Corp. (Japan)                                                      193,000     2,105     1.38
Honda Motor Co., Ltd. (Japan)                                                    33,000     1,313      .86
Nissan Motor Co., Ltd. (Japan)                                                  125,000       661      .43


Personal Products  -  2.01%
Avon Products, Inc. (USA)                                                        65,800     3,060     2.01


Commercial Services & Supplies  -  2.01%
Sylvan Learning Systems, Inc. (USA) /1/                                          92,200     2,035     1.34
Sabre Holdings Corp., Class A (USA) /1/                                          24,155     1,023      .67


Diversified Financials  -  1.72%
Housing Development Finance Corp. Ltd. (India)                                  150,550     2,082     1.36
First Pacific Co. Ltd. (Hong Kong)                                            4,365,959       538      .36


Electric Utilities  -  1.68%
Huaneng Power International, Inc., Class H                                    3,040,000     1,832     1.20
 (People's Republic of China)
AES Corp. (USA) /1/                                                              45,000       736      .48


Food & Drug Retailing  -  1.34%
Migros Turk TAS (Turkey)                                                     23,700,000     2,043     1.34


Hotels, Restaurants & Leisure  -  1.30%
McDonald's Corp. (USA)                                                           60,000     1,588     1.04
Millennium & Copthorne Hotels PLC (United Kingdom)                              100,000       396      .26


Leisure Equipment & Products  -  1.26%
Fuji Photo Film Co., Ltd. (Japan)                                                54,000     1,922     1.26


Semiconductor Equipment & Products  -  1.12%
Samsung Electronics Co., Ltd. (South Korea)                                      08,000     1,712     1.12


Aerospace & Defense  -  1.00%
EMBRAER - Empresa Brasileira de Aeronautica SA,                                  69,000     1,527     1.00
 preferred nominative (ADR) (Brazil)


Health Care Equipment & Supplies  -  0.83%
Lumenis Ltd. (Israel) /1/                                                        64,500     1,271      .83


Gas Utilities  -  0.66%
Gas Natural SDG, SA (Spain)                                                      60,000       999      .66


Real Estate  -  0.65%
SM Prime Holdings, Inc. (Philippines)                                         8,110,000       993      .65


IT Consulting & Services  -  0.60%
Infosys Technologies Ltd. (India)                                                10,800       916      .60


Internet Software & Services  -  0.55%
Check Point Software Technologies Ltd. (Israel) /1/                              21,000       838      .55


Household Products  -  0.54%
Kimberly-Clark Corp. (USA)                                                       13,680       818      .54


Machinery  -  0.53%
Mitsubishi Heavy Industries, Ltd. (Japan)                                       254,000       676      .44
Sandvik AB (Sweden)                                                              06,200       133      .09


Distributors  -  0.53%
Li & Fung Ltd. (Hong Kong)                                                      714,000       801      .53


Industrial Conglomerates  -  0.52%
Itausa - Investimentos Itau SA, preferred                                       850,000       799      .52
 nominative (Brazil)


Electrical Equipment  -  0.46%
Johnson Electric Holdings Ltd. (Hong Kong)                                      667,000       701      .46


Multiline Retail  -  0.39%
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                     22,000       602      .39
 (Mexico)


Construction Materials -  0.37%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                            360,000       561      .37



Household Durables  -  0.33%
Sony Corp. (Japan)                                                               11,000       501      .33


Transportation Infrastructure  -  0.30%
Grupo Aeroportuario del Sureste, SA de CV,                                       30,000       462      .30
 Class B (ADR) (Mexico) /1/


Building Pproducts  -  0.29%
Asahi Glass Co., Ltd. (Japan)                                                    74,000       436      .29


Energy Equipment & Services  -  0.23%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                      40,000       358      .23

Total stocks (cost: $119,688,000)                                                         114,430    75.03



                                                                             Principal
                                                                                Amount
Convertible Debentures                                                           (000)

Aerospace & Defense  -  0.44%
Banco Nacional de Desenvolvimento Economico e                                   750,000       677      .44
 Social 6.50% 2006 (Brazil) /2/


Electrical Equipment  -  0.10%
Elektrim SA 3.75% 2004 (Poland) /3/                                       Euro 200,000        160      .10

Total convertible debentures (cost: $956,000)                                                 837      .54
Total equity securities (cost:  $120,644,000)                                             115,267    75.57



                                                                             Principal    Market  Percent
                                                                                Amount     Value   of Net
Bonds & Notes                                                                    (000)     (000)   Assets

Wireless Telecommunication Services  -  0.60%
PTC International Finance BV 0%/10.75% 2007 /4/                                 375,000       337      .22
Cellco Finance NV 12.75% 2005                                                   350,000       305      .20
GLOBE TELECOM, Inc. 13.00% 2009                                                 247,000       270      .18

Non-U.S. Government Obligations  -  8.71%
Brazil (Federal Republic of):
   Bearer 8.00% 2014 /5/  /6/                                               $1,539,000      1,189
   10.125% 2027                                                              1,175,000        867
   14.50% 2009                                                                  450,000       482
   3.25% 2009 /6/  /7/                                                          436,765       351
   Eligible Interest Bond 3.188% 2006 /6/ /7/                                   378,000       332
   8.875% 2024                                                                  295,000       197     2.24
Russian Federation:
   5.00% 2030 /2/  /6/  /7/                                                   2,906,250     1,693
   5.00% 2030 /6/  /7/                                                        1,000,000       583
   8.25% 2010 /2/                                                               365,753       319
   8.25% 2010                                                                   250,000       218     1.84
United Mexican States Government Eurobonds, Global:
   9.875% 2007                                                                  750,000       851
   11.375% 2016                                                                 623,000       770
   8.30% 2031                                                                   365,000       360
   10.375% 2009                                                                 250,000       287
   9.875% 2010                                                                  125,000       140
   8.625% 2008                                                                  125,000       134     1.67
Panama (Republic of):
   Interest Reduction Bond 4.75% 2014 /6/  /7/                                  919,630       819
   9.375% 2029                                                                  585,000       614      .94
Turkey (Republic of) 11.875% 2030                                               975,000       943      .62
Poland (Republic of) Past Due Interest Bond,                                    717,750       715      .47
 Bearer 6.00% 2014 /6/  /7/
Croatian Government:
   Series A, 4.529% 2010 /7/                                                    544,091       536
   Series B, 4.529% 2006 /7/                                                     60,187        59      .39
Argentina (Republic of):
   12.25% 2018 /5/  /6/                                                       1,049,660       255
   7.00%/15.50% 2008 /4/  /6/                                                   389,378       106
   12.00% 2031 /5/  /6/                                                         305,481        68      .28
Philippines (Republic of) 10.625% 2025                                                        393      .26

Total bonds & notes (cost: $13,967,000)                                                    14,193     9.31



                                                                             Principal    Market  Percent
                                                                                Amount     Value   of Net
Short-Term Securities                                                            (000)     (000)   Assets

Corporate Short-Term Notes  -  14.26%
Gaz de France 2.00% due 1/30/02                                               3,500,000     3,494     2.29
Stadshypotek AB 1.85% due 1/14/02 /2/                                         2,600,000     2,598     1.70
Export Development Corp. 1.90% due 1/29/02                                    2,600,000     2,596     1.70
CBA (Delaware) Finance Inc. 1.82% due 1/11/02                                 2,000,000     1,999     1.31
Danske Corp. Inc. 1.85% due 1/14/02                                           2,000,000     1,998     1.31
Asset Securitization Corp. 2.10% due 1/10/02 /2/                              1,900,000     1,899     1.25
Societe Generale North America Inc. 1.79%                                     1,600,000     1,599     1.05
 due 1/10/02
Triple-A One Funding Corp. 1.99% due 1/9/02 /2/                               1,500,000     1,499      .98
Glaxo Wellcome PLC 2.00% due 2/6/02 /2/                                       1,175,000     1,173      .77
Coca-Cola Co. 1.74% due 1/25/02                                                 800,000       799      .53
General Electric Capital Corp. 1.82% due 1/2/02                                 700,000       700      .46
Pfizer Inc 1.80% due 1/31/02 /2/                                                700,000       699      .46
Rio Tinto America, Inc. 1.80% due 2/27/02 /2/                                   694,000       692      .45


Federal Agency Discount Notes  -  1.57%
Freddie Mac 1.74% due 2/12/02                                                 2,400,000     2,395     1.57


Non-U.S. Currency  -  0.02%
New Taiwanese Dollar                                                          NT$1,280         37      .02

Total short-term securities (cost: $24,180,000)                                            24,177    15.85
Total investment securities (cost: $158,791,000)                                          153,637   100.73
Excess of payables over cash and receivables                                                1,120      .73
Net assets                                                                               $152,517  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/3/ Valued under procedures established by the Board
 of Trustees
/4/ Step bond; coupon rate will increase at a
 later date.
/5/ Payment in kind; the issuer has the option of
 paying additional securities in lieu of cash.
/6/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
 Therefore, the effective maturities
 are shorter than the stated maturities.
/7/ Coupon rate may change periodically.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series
 Blue Chip Income and Growth Fund
Investment Portfolio, December 31, 2001

[pie chart]
                                                                            Percent
                                                                             of Net
                                                                             Assets

Equity Securities                                                            93.93%
Cash & Equivalents                                                            6.07%
[end pie chart]

Largest Invidividual Equity Securities

H.J. Heinz                                                                    4.11%
J.P. Morgan Chase                                                               4.08
Kimberly-Clark                                                                  3.36
TRW                                                                             3.25
Household International                                                         3.23
Sanmina-SCI                                                                     2.89
ChevronTexaco                                                                   2.78
Interpublic Group of Companies                                                  2.72
Dow Chemical                                                                    2.57
General Electric                                                                2.48


                                                                                       Market  Percent
                                                                          Number of     Value   of Net
EQUITY SECURITIES (common & preferred stocks)                                Shares     (000)   Assets

DIVERSIFIED FINANCIALS  -  10.64%
J.P. Morgan Chase & Co.                                                      179,300  $  6,518   4.08%
Household International, Inc.                                                 89,000     5,157     3.23
Freddie Mac                                                                   43,200     2,825     1.77
USA Education Inc.                                                            15,000     1,260      .79
Fannie Mae                                                                    15,400     1,224      .77


PHARMACEUTICALS  -  9.15%
Schering-Plough Corp.                                                        104,100     3,728     2.33
Eli Lilly and Co.                                                             39,500     3,102     1.94
Bristol-Myers Squibb Co.                                                      59,400     3,029     1.90
AstraZeneca PLC (ADR) (United Kingdom)                                        53,800     2,507     1.57
Merck & Co., Inc.                                                             38,200     2,246     1.41


ELECTRIC UTILITIES  -  8.31%
FPL Group, Inc.                                                               64,200     3,621     2.27
Xcel Energy Inc.                                                             120,700     3,348     2.10
Duke Energy Corp.                                                             72,500     2,846     1.78
TXU Corp.                                                                     54,000     2,546     1.59
FirstEnergy Corp.                                                             25,901       906      .57


FOOD PRODUCTS  -  5.43%
H.J. Heinz Co.                                                               159,600     6,563     4.11
Unilever NV (New York registered) (Netherlands)                               36,600     2,109     1.32


OIL & GAS  -  5.40%
ChevronTexaco Corp.                                                           49,600     4,445     2.78
Unocal Corp.                                                                  64,100     2,312     1.45
Royal Dutch Petroleum Co. (New York registered)                               38,200     1,873     1.17
 (Netherlands)


COMPUTERS & PERIPHERALS  -  4.84%
EMC Corp.  /1/                                                               228,900     3,076     1.93
Hewlett-Packard Co.                                                          138,400     2,843     1.78
International Business Machines Corp.                                         15,000     1,814     1.13


COMMERCIAL SERVICES & SUPPLIES  -  3.89%
Pitney Bowes Inc.                                                            104,900     3,945     2.47
Automatic Data Processing, Inc.                                               38,600     2,274     1.42


CHEMICALS  -  3.77%
Dow Chemical Co.                                                             121,600     4,108     2.57
Air Products and Chemicals, Inc.                                              40,600     1,905     1.20


DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.61%
AT&T Corp.                                                                   196,700     3,568     2.24
Qwest Communications International Inc.                                      109,800     1,552      .97
Verizon Communications Inc.                                                   13,600       645      .40


AEROSPACE & DEFENSE  -  3.49%
Honeywell International Inc.                                                  98,300     3,325     2.08
United Technologies Corp.                                                     34,700     2,243     1.41


HOUSEHOLD PRODUCTS  -  3.36%
Kimberly-Clark Corp.                                                          89,600     5,358     3.36


AUTO COMPONENTS  -  3.25%
TRW Inc.                                                                     140,300     5,197     3.25


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.89%
Sanmina-SCI Corp.  /1/                                                       231,900     4,615     2.89


MEDIA  -  2.72%
Interpublic Group of Companies, Inc.                                         146,800     4,336     2.72


INDUSTRIAL CONGLOMERATES  -  2.48%
General Electric Co.                                                          98,800     3,960     2.48


SEMICONDUCTOR EQUIPMENT & PRODUCTS  - 2.35%
Texas Instruments Inc.                                                       133,800     3,746     2.35


BANKS  -  2.20%
Wells Fargo & Co.                                                             80,800     3,511     2.20


INSURANCE  -  1.94%
American International Group, Inc.                                            28,200     2,239     1.40
Jefferson-Pilot Corp.                                                         18,400       851      .54


ELECTRICAL EQUIPMENT  -  1.67%
Emerson Electric Co.                                                          46,800     2,672     1.67


HOTELS, RESTAURANTS & LEISURE  -  1.44%
Carnival Corp.                                                                81,900     2,300     1.44


ENERGY EQUIPMENT & SERVICES  -  1.42%
Schlumberger Ltd.                                                             41,300     2,269     1.42


LEISURE EQUIPMENT & PRODUCTS  -  1.32%
Eastman Kodak Co.                                                             71,900     2,116     1.32


AIR FREIGHT & COURIERS  -  1.28%
United Parcel Service, Inc., Class B                                          37,600     2,049     1.28


SPECIALTY RETAIL  -  1.13%
Gap, Inc.                                                                    129,000     1,798     1.13


PAPER & FOREST PRODUCTS  -  1.07%
Weyerhaeuser Co.                                                              31,700     1,714     1.07


FOOD & DRUG RETAILING  -  0.78%
Albertson's, Inc.                                                             39,400     1,241      .78


MISCELLANEOUS  -  4.10%
Other equity securities in initial period                                                6,542     4.10
 of acquisition


TOTAL EQUITY SECURITIES (cost: $148,015,000)                                           149,977    93.93



                                                                          Principal
                                                                             Amount
Short-Term Securities                                                         (000)

Corporate Short-Term Notes  -  6.71%
Bank of America Corp. 1.76% due 1/28/02                                        2,900     2,896     1.81
BellSouth Corp. 1.84% due 1/10/02 /2/                                          2,200     2,199     1.38
Ciesco LP 1.75% due 1/7/02                                                     1,500     1,499      .94
Three Rivers Funding Corp. 1.85% due 1/17/02 /2/                               1,400     1,399      .88
Asset Securitization Corp. 2.00% due 1/2/02 /2/                                1,100     1,100      .69
Verizon Network Funding Corp. 1.73% due 1/11/02                                1,000       999      .62
Triple-A One Funding Corp. 1.78%-1.85% due                                       618       618      .39
 1/7-1/18/02 /2/



Federal Agency Discount Notes  -  0.50%
Freddie Mac 1.85% due 1/2/02                                                     800       800      .50



TOTAL SHORT-TERM SECURITIES (cost: $11,510,000)                                         11,510     7.21


TOTAL INVESTMENT SECURITIES (cost: $159,525,000)                                       161,487   101.14
Excess of payables over cash and receivables                                             1,816     1.14

NET ASSETS                                                                            $159,671  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series Growth-Income Fund



Investment Portfolio As of December 31, 2001

                                                                                                 Percent
                                                                                                  of net
                                                                                                  assets
[pie chart]
Equity securities                                                                                  85.49%
Corporate bonds                                                                                     0.24%
Cash & equivalents                                                                                 14.27%
[end pie chart]

Largest individual equity securities

Bank of America                                                                                     2.10%
Allied Waste Industries                                                                             1.57%
AT&T                                                                                                1.51%
Household International                                                                             1.48%
Philip Morris                                                                                       1.33%
Lowe's Companies                                                                                    1.32%
J.P. Morgan Chase                                                                                   1.27%
Wells Fargo                                                                                         1.21%
Petro-Canada                                                                                        1.18%
Sanmina-SCI                                                                                         1.15%


                                                                            Number       Market  Percent
                                                                                of        value   of net
Stocks (common & preferred)                                                 Shares        (000)   assets

Oil & Gas  -  5.60%
Petro-Canada (Canada)                                                     4,100,000    $101,200    1.18%
ChevronTexaco Corp. (formed by the merger of                              1,001,000       89,700     1.04
 Chevron Corp. and Texaco Inc.)
Pennzoil-Quaker State Co.                                                 3,830,900       55,356      .64
USX-Marathon Group                                                        1,432,600       42,978      .50
Ultramar Diamond Shamrock Corp.  /1/                                        826,400       40,890      .48
Exxon Mobil Corp.                                                           700,000       27,510      .32
"Shell" Transport and Trading Co., PLC                                      568,900       23,581
 (New York registered) (United Kingdom)
"Shell" Transport and Trading Co., PLC                                      486,600        3,340      .31
Unocal Corp.                                                                600,000       21,642      .25
BP PLC (ADR) (United Kingdom)                                               450,000       20,929      .24
Noble Affiliates, Inc.                                                      500,000       17,645      .21
Conoco Inc.                                                                 491,369       13,906      .16
Kerr-McGee Corp.                                                            225,000       12,330      .14
Ashland Inc.                                                                250,000       11,520      .13


Pharmaceuticals  -  4.89%
Eli Lilly and Co.                                                         1,035,000       81,289      .94
Schering-Plough Corp.                                                     2,230,000       79,856      .93
Pfizer Inc                                                                1,487,500       59,277      .69
Scios Inc.  /1/                                                           1,911,900       45,446      .53
AstraZeneca PLC (ADR) (United Kingdom)                                      756,750       35,264      .41
Forest Laboratories, Inc.  /1/                                              382,400       31,338      .36
Merck & Co., Inc.                                                           500,000       29,400      .34
Bristol-Myers Squibb Co.                                                    450,000       22,950      .27
Johnson & Johnson                                                           350,000       20,685      .24
Pharmacia Corp.                                                             360,000       15,354      .18


Banks  -  4.75%
Bank of America Corp.                                                     2,875,000      180,981     2.10
Wells Fargo & Co.                                                         2,397,000      104,150     1.21
Bank of New York Co., Inc.                                                  800,000       32,640      .38
Wachovia Corp. (formerly First Union Corp.)                                 972,800       30,507      .35
BANK ONE CORP.                                                              768,012       29,991      .35
FleetBoston Financial Corp.                                                 500,000       18,250      .21
SunTrust Banks, Inc.                                                        200,000       12,540      .15


Media  -  4.74%
Viacom Inc., Class B, nonvoting  /1/                                      2,075,000       91,611     1.06
Interpublic Group of Companies, Inc.                                      2,637,600       77,915      .90
News Corp. Ltd. (ADR) (Australia)                                         1,100,000       34,991
News Corp. Ltd., preferred (ADR)                                            900,000       23,814      .68
Clear Channel Communications, Inc.  /1/                                     948,700       48,298      .56
AOL Time Warner Inc.  /1/                                                 1,150,000       36,915      .43
Gannett Co., Inc.                                                           500,000       33,615      .39
Dow Jones & Co., Inc.                                                       450,000       24,629      .29
Fox Entertainment Group, Inc., Class A  /1/                                 700,000       18,571      .22
Comcast Corp., Class A, special nonvoting                                   500,000       18,000      .21
 stock  /1/


Commercial Services & Supplies  -  4.68%
Allied Waste Industries, Inc.  /1/                                        9,600,100      134,977     1.57
Pitney Bowes Inc.                                                         2,282,200       85,834     1.00
Ceridian Corp. (new)  /1/                                                 2,000,000       37,500      .43
Avery Dennison Corp.                                                        600,000       33,918      .39
Sabre Holdings Corp., Class A  /1/                                          750,000       31,762      .37
ServiceMaster Co.                                                         1,600,000       22,080      .26
Waste Management, Inc.                                                      500,000       15,955      .18
IMS Health Inc.                                                             800,000       15,608      .18
Equifax Inc.                                                                500,000       12,075      .14
Cendant Corp.  /1/                                                          500,000        9,805      .11
First Data Corp.                                                             50,000        3,923      .05


Diversified Financials  -  4.15%
Household International, Inc.                                             2,200,000      127,468     1.48
J.P. Morgan Chase & Co.                                                   3,000,000      109,050     1.27
Freddie Mac                                                                 700,000       45,780      .53
American Express Co.                                                        800,000       28,552      .33
Citigroup Inc.                                                              550,050       27,766      .32
Providian Financial Corp.  /1/                                            4,227,200       15,007      .18
MBNA Corp.                                                                  100,000        3,520      .04


Specialty Retail  -  3.69%
Lowe's Companies, Inc.                                                    2,450,000      113,705     1.32
Circuit City Stores, Inc. - Circuit City Group                            3,400,000       88,230     1.02
Gap, Inc.                                                                 3,875,000       54,017      .63
Limited Inc.                                                              1,500,000       22,080      .25
AutoZone, Inc.  /1/                                                         300,000       21,540      .25
Staples, Inc.  /1/                                                        1,000,000       18,700      .22

Insurance  -  3.60%
Allstate Corp.                                                            2,050,000       69,085      .80
Manulife Financial Corp. (Canada)                                         2,500,000       65,150      .76
Allmerica Financial Corp.                                                 1,100,000       49,005      .57
American International Group, Inc.                                          550,000       43,670      .51
 (formerly American General Corp.)
MGIC Investment Corp.                                                       575,000       35,489      .41
Royal & Sun Alliance Insurance Group PLC                                  4,500,000       25,830      .30
 (United Kingdom)
St. Paul Companies, Inc.                                                    500,000       21,985      .25


Semiconductor Equipment & Products  -  3.24%
Texas Instruments Inc.                                                    2,950,000       82,600      .96
Applied Materials, Inc.  /1/                                              1,200,000       48,120      .56
Altera Corp.  /1/                                                         1,495,000       31,724      .37
Maxim Integrated Products, Inc.  /1/                                        500,000       26,255      .31
LSI Logic Corp.  /1/                                                      1,600,000       25,248      .29
Xilinx, Inc.  /1/                                                           531,100       20,739      .24
Intel Corp.                                                                 600,000       18,870      .22
Micrel, Inc.  /1/                                                           492,400       12,916      .15
Agere Systems Inc., Class A  /1/                                          1,385,400        7,883      .09
Micron Technology, Inc.  /1/                                                150,000        4,650      .05


Communications Equipment  -  3.23%
Cisco Systems, Inc.  /1/                                                  3,642,600       65,967      .76
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                         6,000,000       32,711
Telefonaktiebolaget LM Ericsson, Class B (ADR)                            5,250,000       27,405      .70
Nokia Corp., Class A (ADR) (Finland)                                      2,450,000       60,099      .70
Motorola, Inc.                                                            2,000,000       30,040      .35
Corning Inc. /1/                                                          3,350,000       29,882      .34
Lucent Technologies Inc., 8.00% convertible                                  12,910       14,330
 preferred 2031  /2/
Lucent Technologies Inc.  /1/                                               400,000        2,516      .20
Harris Corp.                                                                500,000       15,255      .18


Diversified Telecommunication Services  -  2.99%
AT&T Corp.                                                                7,175,700      130,167     1.51
ALLTEL Corp.                                                                530,000       32,717      .38
Verizon Communications                                                      650,000       30,849      .36
Qwest Communications International Inc.                                   1,400,000       19,782      .23
SBC Communications Inc.                                                     500,000       19,585      .23
Sprint FON Group                                                            850,000       17,068      .20
WorldCom, Inc. - WorldCom Group  /1/                                        500,000        7,040      .08


Aerospace & Defense  -  2.74%
Honeywell International Inc.                                              2,600,000       87,932     1.02
Lockheed Martin Corp.                                                     1,280,800       59,775      .69
United Technologies Corp.                                                   623,200       40,277      .47
Raytheon Co.                                                                892,300       28,973      .34
Boeing Co.                                                                  500,000       19,390      .22


Multiline Retail  -  2.41%
Kohl's Corp.  /1/                                                         1,035,000       72,905      .85
Dollar General Corp.                                                      3,362,400       50,100      .58
Federated Department Stores, Inc.  /1/                                    1,000,000       40,900      .47
May Department Stores Co.                                                 1,100,000       40,678      .47
Dillard's, Inc., Class A                                                    201,100        3,218      .04


Computers & Peripherals  -  1.82%
International Business Machines Corp.                                       310,000       37,497      .43
Compaq Computer Corp.                                                     3,500,000       34,160      .40
Hewlett-Packard Co.                                                       1,550,000       31,837      .37
Dell Computer Corp.  /1/                                                    700,000       19,026      .22
Lexmark International, Inc., Class A  /1/                                   313,300       18,485      .21
Sun Microsystems, Inc.  /1/                                               1,300,000       15,990      .19


Electronic Equipment & Instruments  -  1.75%
Sanmina-SCI Corp. (formerly SCI Systems, Inc.) /1/                        4,978,000       99,062     1.15

Solectron Corp.  /1/                                                      2,315,600       26,120      .30
Flextronics International Ltd. /1/                                          550,000       13,195      .15
Jabil Circuit, Inc.  /1/                                                    550,000       12,496      .15


Tobacco  -  1.72%
Philip Morris Companies Inc.                                              2,500,000      114,625     1.33
R.J. Reynolds Tobacco Holdings, Inc.                                        600,000       33,780      .39


Paper & Forest Products  -  1.71%
Bowater Inc.                                                              1,245,000       59,387      .69
Weyerhaeuser Co.                                                            750,000       40,560      .47
International Paper Co.                                                     750,000       30,262      .35
Georgia-Pacific Corp., Georgia-Pacific Group                                439,660       12,139      .14
Westvaco Corp.                                                              187,500        5,334      .06


Road & Rail  -  1.71%
Norfolk Southern Corp.                                                    4,400,000       80,652      .94
Burlington Northern Santa Fe Corp.                                        1,409,500       40,213      .47
CSX Corp.                                                                   300,000       10,515      .12
Union Pacific Corp.                                                         150,000        8,550      .10
Canadian National Railway Co. (Canada)                                      150,000        7,242      .08


Electric Utilities  -  1.70%
Edison International  /1/                                                 2,499,500       37,742      .44
Ameren Corp.                                                                645,400       27,300      .32
Dominion Resources, Inc.                                                    350,000       21,035      .24
TECO Energy, Inc.                                                           750,000       19,680      .23
Duke Energy Corp.                                                           350,400       13,757      .16
American Electric Power Co., Inc.                                           275,000       11,971      .14
Constellation Energy Group, Inc.                                            300,000        7,965      .09
TXU Corp.                                                                   150,000        7,073      .08


Software  -  1.65%
Microsoft Corp.  /1/                                                      1,320,000       87,450     1.02
Oracle Corp.  /1/                                                         1,500,000       20,715      .24
BMC Software, Inc.  /1/                                                   1,000,000       16,370      .19
Cadence Design Systems, Inc.  /1/                                           475,000       10,412      .12
Computer Associates International, Inc.                                     200,000        6,898      .08


Food & Drug Retailing  -  1.58%
Albertson's, Inc.                                                         3,040,000       95,730     1.11
Walgreen Co.                                                              1,200,000       40,392      .47


Food Products  -  1.53%
Sara Lee Corp.                                                            2,200,000       48,906      .57
H.J. Heinz Co.                                                              988,700       40,656      .47
General Mills, Inc.                                                         620,000       32,246      .37
Wm. Wrigley Jr. Co.                                                         200,000       10,274      .12


Textiles & Apparel  -  1.35%
NIKE, Inc., Class B                                                       1,609,600       90,524     1.05
VF Corp.                                                                    650,000       25,356      .30


Hotels, Restaurants & Leisure  -  1.22%
McDonald's Corp.                                                          2,000,000       52,940      .61
Carnival Corp.                                                            1,150,000       32,292      .38
MGM Mirage, Inc.   /1/                                                      700,000       20,209      .23


Personal Products  -  1.15%
Avon Products, Inc.                                                       2,125,000       98,812     1.15


Energy equipment & services  -  1.13%
Schlumberger Ltd.                                                         1,770,000       97,261     1.13


Machinery  -  1.07%
Ingersoll-Rand Co.  /1/                                                   1,025,000       42,855      .50
Caterpillar Inc.                                                            400,000       20,900      .24
Pall Corp.                                                                  700,000       16,842      .20
CNH Global NV (Netherlands)                                               1,200,000        7,308      .08
Deere & Co.                                                                  97,700        4,266      .05


Wireless Telecommunication Services  -  1.00%
Nextel Communications, Inc., Class A  /1/                                 3,070,000       33,648      .39
AT&T Wireless Services, Inc.  /1/                                         2,067,790       29,714      .35
Western Wireless Corp., Class A  /1/                                        797,600       22,532      .26


Health Care Equipment & Supplies  -  0.99%
Applera Corp. - Applied Biosystems Group                                  1,084,600       42,592      .50
Guidant Corp.  /1/                                                          470,800       23,446      .27
Becton, Dickinson and Co.                                                   570,000       18,896      .22


Household Products  -  0.96%
Kimberly-Clark Corp.                                                      1,240,000       74,152      .86
Colgate-Palmolive Co.                                                       150,000        8,663      .10


Health Care Providers & Services -  0.88%
Cardinal Health, Inc.                                                       675,000       43,646      .51
Service Corp. International  /1/                                          4,000,000       19,960      .23
Aetna Inc.                                                                  375,000       12,371      .14


Air Freight & Couriers  -  0.87%
FedEx Corp.  /1/                                                            900,000       46,692      .54
United Parcel Service, Inc., Class B                                        511,400       27,871      .33


Office Electronics  -  0.67%
Xerox Corp.  /1/                                                          3,319,936       34,594      .40
IKON Office Solutions, Inc.                                               2,000,000       23,380      .27


Chemicals  -  0.63%
PPG Industries, Inc.                                                        400,000       20,688      .24
Air Products and Chemicals, Inc.                                            400,000       18,764      .22
Millennium Chemicals Inc.                                                 1,150,000       14,490      .17


Real Estate  -  0.62%
Equity Residential Properties Trust                                       1,000,000       28,710      .33
Boston Properties, Inc.                                                     650,000       24,700      .29


Auto Components  -  0.54%
TRW Inc.                                                                  1,175,000       43,522      .50
Dana Corp.                                                                  231,800        3,217      .04


Electrical Equipment  -  0.50%
Emerson Electric Co.                                                        750,000       42,825      .50


Internet Software & Services  -  0.48%
Yahoo  Inc.  /1/                                                          2,311,200       41,001      .48


Containers & Packaging  -  0.45%
Sonoco Products Co.                                                         800,000       21,264      .25
Owens-Illinois, Inc.  /1/                                                 1,500,000       14,985      .17
Crown Cork & Seal Co., Inc.  /1/                                          1,150,000        2,921      .03


IT Consulting & Services  -  0.37%
Computer Sciences Corp.  /1/                                                650,000       31,837      .37


Airlines  -  0.32%
Southwest Airlines Co.                                                    1,500,000       27,720      .32


Internet & Catalog Retail  -  0.31%
eBay Inc.  /1/                                                              400,000       26,760      .31


Metals & Mining  -  0.31%
Alcoa Inc.                                                                  750,000       26,662      .31


Automobiles  -  0.28%
General Motors Corp.                                                        500,000       24,300      .28
Total stocks (cost: $6,437,348,000)                                                    7,062,223    81.98


                                                                         Principal
                                                                            amount
Convertible debentures                                                       (000)

Biotechnology  -  0.21%
Sepracor Inc. 5.00% 2007                                                   $20,000        17,754      .21


Diversified Telecommunication Services  -  0.16%
Telefonos de Mexico, SA de CV 4.25% 2004 (Mexico)                            11,060       14,104      .16
Total convertible debentures (cost: $30,364,000)                                          31,858      .37


Miscellaneous  -  3.14%
Other equity securities in initial period                                                270,395     3.14
 of acquisition
Total equity securities (cost: $6,467,712,000)                                         7,364,476    85.49



                                                                         Principal       Market  Percent
                                                                            amount        value   of net
Bonds & Notes                                                                (000)        (000)   assets

Wireless Telecommunication Services  -  0.24%
Nextel Communications, Inc.:  /3/
     0%/9.95% 2008                                                         $22,200      $15,263
     0%/10.65% 2007                                                           7,200        5,436      .24
Total bonds & notes (cost: $18,793,000)                                                   20,699      .24




Short-Term Securities

Corporate Short-Term Notes  -  8.16%
SBC Communications Inc. 1.83%-2.37%                                          75,400       75,299      .88
 due 1/9-2/14/02  /2/
Coca-Cola Co. 1.77%-1.97% due 1/28-2/22/02                                   53,800       53,674      .62
General Electric Capital Corp. 2.05%-2.10%                                   46,900       46,807      .54
 due 1/22-2/12/02
Corporate Asset Funding Co. 1.72%-2.32%                                      46,700       46,585      .54
 due 1/18-3/13/02  /2/
Tribune Co. 1.74%-1.87% due 2/6-2/20/02  /2/                                 45,800       45,701      .53
BellSouth Corp. 1.80%-1.93% due 1/17-2/8/02  /2/                             43,300       43,250      .50
Three Rivers Funding Corp. 1.78%-1.96%                                       41,484       41,448      .48
 due 1/7-2/8/02  /2/
Merck & Co., Inc. 1.80%-1.87% due 1/31-2/14/02                               40,000       39,918      .46
Gannett Co., Inc. 1.75%-1.90% due                                            37,400       37,363      .44
 1/10-1/25/02  /2/
Equilon Enterprises LLC 1.80% due 1/17-1/25/02                               36,400       36,362      .42
Park Avenue Receivables Corp. 2.05%-2.06%                                    36,250       36,204      .42
 due 1/16-2/4/02  /2/
Household Finance Corp. 2.16%-2.17% due                                      34,400       34,358      .40
 1/14-1/24/02
Procter & Gamble Co. 1.78%-1.97% due                                         33,100       33,002      .38
 2/12-2/28/02  /2/
Private Export Funding Corp. 1.75%-1.87%                                     30,675       30,591      .36
 due 1/15-3/20/02  /2/
Motiva Enterprises LLC 1.87%-2.00% due                                       30,100       30,088      .35
 1/7-1/11/02
J.P. Morgan Chase & Co. 1.75% due 2/12/02                                    27,600       27,542      .32
E.W. Scripps Co. 1.82%-1.88% due 2/5-3/20/02 /2/                             25,000       24,923      .29
Ciesco LP  1.80%-2.02% due 1/11-1/15/02                                      20,000       19,986      .23


Federal Agency Discount notes  -  6.23%
Fannie Mae 1.73%-2.34% due 1/31-4/25/02                                     221,594      220,821     2.57
Freddie Mac 1.68%-2.30% due 1/3-3/27/02                                     203,000      202,532     2.35
Federal Home Loan Banks 1.75%-3.63% due                                     113,200      112,987     1.31
 1/2-3/20/02


Non-U.S. Currency  -  0.04%
New Taiwanese Dollar                                                   NT$ 137,967         3,953      .04


Total Short-Term Securities (cost: $1,243,403,000)                                     1,243,394    14.43
Total Investment Securities (cost: $7,729,908,000)                                     8,628,569   100.16
Excess of Payables Over Cash and Receivables                                              13,854      .16
Net Assets                                                                            $8,614,715  100.00%


/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/3/ Step bond; coupon rate will increase at a later date.



ADR = American Depositary Receipts


See Notes to Financial Statements

American Funds Insurance Series Asset Allocation Fund
Investment Portfolio, December 31, 2001
                                                                                       Percent of
                                                                                        net assets
                                                                                      ------------
Equity securities                                                                           62.06%
Corporate bonds                                                                             13.94%
U.S. Treasury bonds & notes                                                                   3.8%
Asset-backed obligations                                                                      3.6%
Mortgaged-backed obligations                                                                 4.32%
Cash & equivalents                                                                          12.28%

Largest individual equity securities

Household International                                                                       2.50%
CenturyTel                                                                                    2.45%
BANK ONE                                                                                      2.35%
Carnival                                                                                      2.26%
Bank of America                                                                               2.17%
Pitney Bowes                                                                                  2.16%
ChevronTexaco                                                                                 2.08%
AstraZeneca                                                                                   2.01%
United Technologies                                                                           1.86%
Albertson's                                                                                   1.81%

                                                                                        Principal
                                                                                      amount (000)       Market  Percent
                                                                                         Number of        value   of net
Stocks (common & preferred)                                                                 shares        (000)   assets

Pharmaceuticals -  6.89%
AstraZeneca PLC (ADR) (United Kingdom)                                               750,000              34,950   2.01%
Pfizer Inc                                                                           650,000              25,902     1.49
Bristol-Myers Squibb Co.                                                             395,700              20,181     1.16
Schering-Plough Corp.                                                                400,000              14,324      .82
Pharmacia Corp.                                                                      300,000              12,795      .73
Eli Lilly and Co.                                                                    150,000              11,781      .68


Banks  -  5.05%
BANK ONE CORP.                                                                     1,050,000              41,003     2.35
Bank of America Corp.                                                                600,000              37,770     2.17
HSBC Capital Funding LP, Series 1, 9.547% noncumulative                               $3,000               3,478      .20
 preferred (undated) (United Kingdom) (1) (2) (3)
First Republic Capital Corp., Series A, 10.50%                                         2,250               2,160      .13
 preferred (1)
Fuji JGB Investment LLC, Series A, 9.87% noncumulative                                $2,500               1,976      .11
 preferred (undated) (Japan) (1) (2)
NB Capital Corp. 8.35% exchangeable preferred                                         60,000               1,560      .09
 depositary shares


Diversified telecommunication services -  4.24%
CenturyTel, Inc.                                                                   1,298,350              42,586     2.45
AT&T Corp.                                                                         1,400,000              25,396     1.46
Qwest Communications International Inc.                                              400,000               5,652      .32
COLT Telecom Group PLC (ADR) (United Kingdom) (4)                                     38,400                 263      .01
GT Group Telecom Inc., warrants, expire 2010                                           2,250                  13      .00
 (Canada) (1) (4) (5)


Aerospace & defense  -  3.98%
United Technologies Corp.                                                            500,000              32,315     1.86
Raytheon Co.                                                                         700,000              22,729     1.30
Honeywell International Inc.                                                         400,000              13,528      .78
EarthWatch Inc., Series B, 7.00% convertible                                         339,255                 750      .04
 preferred 2009 (1) (4) (5) (6)


Oil & gas  -  3.94%
ChevronTexaco Corp. (merger of Chevron Corp.                                         404,000              36,202     2.08
 and Texaco Inc.)
Royal Dutch Petroleum Co., New York registered                                       360,000              17,647     1.01
 (Netherlands)
Petro-Canada (Canada)                                                                600,000              14,810      .85

Commercial services & supplies  -  3.91%
Pitney Bowes Inc.                                                                  1,000,000              37,610     2.16
Rentokil Initial PLC (ADR) (United Kingdom)                                        1,000,000              19,563     1.12
Ceridian Corp. (4)                                                                   583,100              10,933      .63


Diversified financials -  3.41%
Household International, Inc.                                                        750,000              43,455     2.50
Fannie Mae                                                                           200,000              15,900      .91


Multiline retail -  2.52%
May Department Stores Co.                                                            825,000              30,508     1.75
J.C. Penney Co., Inc.                                                                500,000              13,450      .77



Insurance - 2.46%
Allstate Corp.                                                                       400,000              13,480      .77
American International Group, Inc.                                                   146,718              11,649      .67
Allmerica Financial Corp.                                                            200,000               8,910      .51
Aon Corp.                                                                            250,000               8,880      .51

Media  - 2.40%
Interpublic Group of Companies, Inc.                                                 650,000              19,201     1.10
New York Times Co., Class A                                                          300,000              12,975      .75
AOL Time Warner Inc. (4)                                                             225,000               7,223      .41
Adelphia Communications Corp., Series B, 13.00%                                       25,000               2,500      .14
 preferred 2009 (4)


Food & drug retailing -  2.39%
Albertson's, Inc.                                                                  1,000,000              31,490     1.81
Walgreen Co.                                                                         300,000              10,098      .58


Hotels, restaurants & leisure - 2.26%
Carnival Corp.                                                                     1,400,000              39,312     2.26


Computers & peripherals - 1.87%
International Business Machines Corp.                                                150,000              18,144     1.04
Hewlett-Packard Co.                                                                  700,000              14,378      .83


Communications equipment - 1.84%
Nokia Corp., Class A (ADR) (Finland)                                                 980,000              24,039     1.38
Corning Inc. (4)                                                                     600,000               5,352      .31
Crown Castle International Corp. 12.75% exchangeable                                   3,786               2,726      .15
 preferred 2010 (4) (6)


Electric utilities - 1.84%
Edison International (4)                                                           1,600,000              24,160     1.39
American Electric Power Co., Inc.                                                    180,000               7,835      .45


Food products - 1.53%
General Mills, Inc.                                                                  300,000              15,603      .89
Sara Lee Corp.                                                                       500,000              11,115      .64


Energy equipment & services  -  1.42%
Schlumberger Ltd.                                                                    450,000              24,728     1.42


Semiconductor equipment & products - 1.14%
Texas Instruments Inc.                                                               523,700              14,664      .84
Agere Systems Inc., Class A (4)                                                      923,593               5,255      .30


Trading companies & distributors - 1.05%
Genuine Parts Co.                                                                    500,000              18,350     1.05


Paper & forest products  - 0.93%
Weyerhaeuser Co.                                                                     300,000              16,224      .93


Software -  0.86%
Autodesk, Inc.                                                                       400,000              14,908      .86


Beverages - 0.84%
PepsiCo, Inc.                                                                        300,000              14,607      .84


Metals & mining - 0.82%
Alcoa Inc.                                                                           400,000              14,220      .82


Health care providers & services - 0.80%
CIGNA Corp.                                                                          150,000              13,898      .80


Machinery - 0.64%
Dover Corp.                                                                          300,000              11,121      .64


Auto components - 0.64%
TRW Inc.                                                                             300,000              11,112      .64


Chemicals - 0.58%
Millennium Chemicals Inc.                                                            800,000              10,080      .58


Specialty retail - 0.54%
Limited Inc.                                                                         636,546               9,370      .54


Road & rail - 0.29%
Burlington Northern Santa Fe Corp.                                                   175,700               5,013      .29


Wireless telecommunication services - 0.19%
AT&T Wireless Services, Inc. (formerly AT&T                                          140,700               2,022      .12
 Wireless Group) (4)
Nextel Communications, Inc., Series D, 13.00%                                          2,142               1,264      .07
 exchangeable preferred 2009 (4) (6)
Leap Wireless International, Inc., warrants,                                             700                   5      .00
 expire 2010 (1) (4)
NTELOS, Inc., warrants, expire 2010 (4) (5)                                            2,000                   2      .00
McCaw International, Ltd., warrants, expire                                            2,000                 -        -
 2007 (1) (4) (5)


Electronic equipment & instruments - 0.09%
Agilent Technologies, Inc. (4)                                                        57,210               1,631      .09


Total stocks (cost: $914,559,000)                                                                      1,068,734   61.36


                                                                                         Principal       Market  Percent
                                                                                            amount        value   of net
Convertible debentures                                                                       (000)        (000)   assets

Electronic equipment & instruments - 0.15%
Solectron Corp., 0% LYON convertible notes 2020                                    $   5,000               2,657      .15

Total convertible debentures (cost: $10,733,000)                                                           2,657      .15


Miscellaneous -  0.55%
Other equity securities in initial period of acquisition                                                   9,516      .55


Total equity securities (cost: $925,292,000)                                                           1,080,907   62.06


Bonds & notes

Media - 3.12%
Clear Channel Communications, Inc. 6.625% 2008                                         5,000               4,882
Chancellor Media Corp. of Los Angeles 8.00% 2008                                       2,000               2,080      .40
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (3)                                                                     5,000               5,025
 8.875% 2007                                                                           1,500               1,560      .38
Cox Communications, Inc. 7.875% 2009                                                   5,000               5,348      .31
Liberty Media Corp. 7.875% 2009                                                        5,000               5,066      .29
Telemundo Holdings, Inc., Series D, 0%/11.50% 2008 (3)                                 4,000               3,780      .22
Gray Communications Systems, Inc.:
 9.25% 2011 (1)                                                                        2,000               1,990
 10.625% 2006                                                                          1,600               1,648      .21
Univision Communications Inc. 7.85% 2011                                               2,750               2,784      .16
Young Broadcasting Inc.:
 10.00% 2011                                                                           2,250               2,104
 Series B, 8.75% 2007                                                                    250                 228      .13
British Sky Broadcasting Group PLC 8.20% 2009                                          2,250               2,319      .13
Fox Family Worldwide, Inc.:
 10.25% 2007                                                                           1,403               1,515
 9.25% 2007                                                                              700                 745      .13
Viacom Inc. 6.625% 2011                                                                2,000               2,037      .12
Charter Communications Holdings, LLC:
 0%/11.75% 2011 (3)                                                                    2,000               1,210
 11.125% 2011                                                                            500                 533      .10
ACME Television, LLC, Series B, 10.875% 2004                                           1,750               1,680      .09
Emmis Communications Corp. 0%/12.50% 2011 (3)                                          2,500               1,525      .09
Belo Corp. 8.00% 2008                                                                  1,250               1,278      .07
Antenna TV SA 9.75% 2008                                                                Euro 1,500         1,162      .06
Key3Media Group, Inc. 11.25% 2011                                                  $   1,250               1,038      .06
American Media Operations, Inc. 10.25% 2009                                            1,000               1,010      .06
Penton Media, Inc. 10.375% 2011                                                        1,250                 719      .04
Sun Media Corp. 9.50% 2007                                                               500                 512      .03
Adelphia Communications Corp. 10.25% 2011                                                500                 501      .03
NTL Communications Corp., Series B, 11.875% 2010                                         325                 106      .01


Hotels, restaurants & leisure - 1.19%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                            3,000               2,385
 8.75% 2011                                                                            1,000                 810      .18
Premier Parks Inc.:
 9.25% 2006                                                                            1,150               1,161
 9.75% 2007                                                                            1,100               1,111
 0%/10.00% 2008 (3)                                                                    1,000                 852      .18
MGM Mirage Inc. 8.50% 2010                                                             3,000               2,983      .17
Boyd Gaming Corp. 9.25% 2009 (1)                                                       2,000               2,050      .12
Harrah's Operating Co., Inc. 7.125% 2007                                               2,000               2,026      .11
Argosy Gaming Co. 10.75% 2009                                                          1,250               1,369      .08
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                            1,250               1,200      .07
Horseshoe Gaming Holding Corp. 8.625% 2009                                             1,000               1,034      .06
Jupiters Ltd. 8.50% 2006                                                               1,000               1,005      .06
Venetian Casino Resort, LLC 12.25% 2004                                                1,000               1,000      .06
Eldorado Resorts LLC 10.50% 2006                                                       1,000                 970      .05
Hollywood Casino Corp. 11.25% 2007                                                       750                 810      .05


Diversified telecommunication services - 1.10%
TCI Communications, Inc. 8.75% 2015                                                    2,000               2,295
AT&T Corp. 7.30% 2011 (1)                                                              2,000               2,055      .25
COLT Telecom Group PLC 12.00% 2006                                                     3,750               3,225      .18
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                   3,000               2,999      .17
CenturyTel, Inc., Series H, 8.375% 2010                                                2,500               2,645      .15
Qwest Capital Funding, Inc. 7.75% 2006                                                 2,000               2,044      .12
TELUS Corp. 7.50% 2007                                                                 1,500               1,561      .09
Allegiance Telecom, Inc. 12.875% 2008                                                  1,300                 968      .06
Koninklijke KPN NV 8.00% 2010                                                            900                 909      .05
Williams Communications Group, Inc. 10.875% 2009                                       1,250                 534      .03


Wireless telecommunication services - 0.81%
Nextel Partners, Inc.:
 0%/14.00% 2009 (3)                                                                    6,875               4,262
 11.00% 2010                                                                           1,000                 810      .29
Verizon Wireless Capital LLC 5.375% 2006 (1)                                           2,250               2,242      .13
Centennial Cellular Corp. 10.75% 2008                                                  2,250               1,901      .11
Dobson/Sygnet Communications Co. 12.25% 2008                                           1,500               1,590      .09
CFW Communications Co. 13.00% 2010                                                     2,000               1,400      .08
Leap Wireless International, Inc. 12.50% 2010                                            550                 418
Cricket Communications, Inc.: (2)
 6.25% 2007                                                                              280                 214
 6.50% 2007                                                                              165                 126      .04
Telesystem International Wireless Inc. 14.00% 2003 (1)                                   859                 649      .04
AirGate PCS, Inc. 0%/13.50% 2009 (3)                                                     575                 437      .03

Banks & thrifts -  0.73%
SocGen Real Estate Co. LLC, Series A, 7.64%                                            4,000               4,122      .24
 (undated) (1) (2)
National Westminster Bank PLC 7.75% (undated) (2)                                      3,200               3,417      .19
Regional Diversified Funding Ltd. 9.25% 2030 (1)                                       3,000               3,143      .18
BANK ONE, Texas, NA 6.25% 2008                                                         2,000               2,039      .12


Insurance - 0.70%
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)                                    4,000               4,173      .24
Monumental Global Funding Trust II, Series                                             2,000               2,048
 2001-A,  6.05% 2006 (1)
Transamerica Corp. 9.375% 2008                                                         1,600               1,822      .22
UnumProvident Corp. 7.625% 2011                                                        2,000               2,078      .12
AFLAC Inc. 6.50% 2009                                                                  2,000               2,010      .12


Consumer finance - 0.63%
Capital One Financial Corp. 7.125% 2008                                                3,200               2,973
Capital One Capital I 3.78% 2027 (1) (2)                                               1,250                 949      .22
Household Finance Corp. 7.875% 2007                                                    3,000               3,275      .19
MBNA Corp., MBNA Capital B, Series B, 3.03% 2027 (2)                                   3,000               2,164      .12
Advanta Capital Trust I, Series B, 8.99% 2026                                          3,000               1,680      .10


Communications equipment - 0.62%
Motorola, Inc. 8.00% 2011 (1)                                                          3,500               3,514      .20
SpectraSite Holdings, Inc., Series B:
 10.75% 2010                                                                           3,250               1,658
 0%/12.875% 2010 (3)                                                                   3,250                 813
 12.50% 2010                                                                           1,250                 681      .18
SBA Communications Corp.:
 10.25% 2009                                                                           2,500               2,112
 0%/12.00% 2008 (3)                                                                      500                 371      .15
American Tower Corp. 9.375% 2009                                                       2,000               1,585      .09


Electric utilities - 0.56%
Edison Mission Energy:
 9.875% 2011                                                                           2,750               2,865
 7.73% 2009                                                                            1,500               1,395
Mission Energy Holding Co. 13.50% 2008                                                 1,250               1,387      .32
Israel Electric Corp. Ltd.:
 7.70% 2018 (1)                                                                        1,750               1,645
 7.75% 2027 (1)                                                                        1,500               1,365      .17
AES Corp.:
 9.50% 2009                                                                              875                 761
 9.375% 2010                                                                             455                 412      .07


Metals & mining - 0.45%
BHP Finance Ltd.:
 6.75% 2013                                                                            2,680               2,714
 6.69% 2006                                                                            2,000               2,070      .27
Allegheny Technologies, Inc. 8.375% 2011 (1)                                           3,000               2,945      .17
Doe Run Resources Corp., Series B, 9.38% 2003 (2)                                      1,500                 165      .01


Commercial services & supplies - 0.43%
Allied Waste North America, Inc.:
 10.00% 2009                                                                           1,750               1,794
 8.50% 2008 (1)                                                                          875                 888
 8.875% 2008                                                                             500                 518      .19
Cendant Corp. 7.75% 2003                                                               2,750               2,795      .16
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                1,500               1,433      .08


Health care providers & services - 0.41%
Humana Inc. 7.25% 2006                                                                 3,000               3,019      .18
Aetna Inc. 7.375% 2006                                                                 3,000               3,015      .17
CIGNA Corp. 6.375% 2011                                                                1,000                 988      .06
Integrated Health Services, Inc., Series A: (5) (7)
 9.25% 2008                                                                            1,750                  17
 9.50% 2007                                                                            1,250                  13      .00


Paper & forest products - 0.40%
Georgia-Pacific Corp. 8.125% 2011                                                      3,250               3,184
Fort James Corp. 6.875% 2007                                                           1,000                 945      .24
Scotia Pacific Co. LLC, Series B, Class A-2,                                           2,000               1,684      .09
 7.11% 2014 (8)
Potlatch Corp. 10.00% 2011 (1)                                                         1,000               1,045      .06
Pindo Deli Finance Mauritius Ltd. 10.75% 2007 (7)                                      1,000                 153      .01


Multiline retail - 0.33%
J.C. Penney Co., Inc.:
 8.25% 2022 (8)                                                                        3,650               3,157
 7.60% 2007                                                                            2,000               1,960
 7.05% 2005                                                                              500                 490      .32
Saks Inc. 7.375% 2019                                                                    295                 209      .01


Automobiles - 0.27%
Ford Motor Credit Co.:
 5.80% 2009                                                                            3,000               2,719
 6.875% 2006                                                                           1,000               1,000
 7.25% 2011                                                                            1,000                 975      .27


Auto components - 0.26%
TRW Inc. 8.75% 2006                                                                    3,000               3,216      .18
Dana Corp. 9.00% 2011 (1)                                                              1,500               1,357      .08


Oil & gas - 0.24%
Pemex Finance Ltd., Series 1999-2, Class A3,                                           1,870               2,147      .12
 10.61% 2017 (8)
OXYMAR 7.50% 2016 (1)                                                                  2,500               2,044      .12


Specialty retail - 0.23%
Toys "R" Us, Inc. 7.625% 2011 (1)                                                      1,830               1,788      .10
Gap, Inc. 8.80% 2008 (1)                                                               1,680               1,472      .09
Woolworth Corp., Series A, 7.00% 2002                                                    750                 756      .04


Containers & packaging - 0.22%
Container Corp. of America 9.75% 2003                                                  2,000               2,050
Stone Container Corp. 9.75% 2011                                                         250                 266      .13
Riverwood International Corp. 10.875% 2008                                             1,500               1,523      .09


Aerospace & defense - 0.20%
BAE SYSTEMS 2001 Asset Trust Pass-Through Trusts,                                      3,478               3,495      .20
 Series 2001, Class B, 7.156% 2011 (1) (8)


Textiles & apparel - 0.19%
VF Corp. 8.50% 2010                                                                    3,000               3,296      .19


Gas production & distribution -  0.17%
Gemstone Investor Ltd. 7.71% 2004 (1)                                                  3,000               2,918      .17


Food & drug retailing - 0.14%
Rite Aid Corp.:
 7.70% 2027                                                                            2,600               1,807
 6.875% 2013                                                                             700                 490
 6.875% 2028 (1)                                                                         225                 146      .14


Industrial congolmerates - 0.12%
Hutchison Whampoa International Ltd. 7.00% 2011 (1)                                    2,000               2,039      .12


Food products - 0.11%
Fage Dairy Industry SA 9.00% 2007                                                      2,000               1,880      .11


Machinery - 0.08%
Terex Corp., Class B, 10.375% 2011                                                     1,350               1,411      .08


Semiconductor equipment & products - 0.07%
Amkor Technology, Inc. 9.25% 2008                                                      1,275               1,205      .07


Personal products - 0.06%
Playtex Products, Inc. 9.375% 2011                                                     1,000               1,050      .06


Real estate - 0.06%
EOP Operating LP 7.25% 2018                                                            1,000                 948      .06


Airlines - 0.04%
United Air Lines, Inc. 9.00% 2003                                                        500                 370      .02
Northwest Airlines, Inc. 8.875% 2006                                                     300                 255      .02



Mortgage-backed obligations (8) -  4.32%
Agency Pass-Throughs:
Government National Mortgage Assn.:
 7.50% 2029                                                                            8,070               8,347
 8.00% 2020-2030                                                                       6,614               6,923
 7.00% 2022-2024                                                                       6,057               6,184
 6.50% 2029                                                                            6,118               6,139
 8.50% 2021-2029                                                                       1,201               1,273
 10.00% 2019                                                                             315                 354     1.68
Fannie Mae:
 6.00% 2013-2032                                                                      12,522              12,500
 6.50% 2016                                                                            4,700               4,791
 7.00% 2009                                                                              544                 567     1.03
Commercial Mortgage-Backed Securities:
DLJ Commercial Mortgage Corp.:
 Series 1998-CF1, Class A-1B, 6.41% 2008                                               5,000               5,151
 Series 1996-CF2, Class A-1B, 7.29% 2021 (1)                                           3,000               3,195      .48
Fannie Mae Grantor Trust, Series 2001-T10,                                             4,892               5,067      .29
 Class A1, 7.00% 2041
Starwood Asset Receivables Trust, Series 2000-1,                                       5,000               4,992      .29
 Class D, 3.38% 2022 (1) (2)
Morgan Stanley Capital I, Inc., Series 1998-HF2,                                       3,000               3,102      .18
 Class A-2, 6.48% 2030
L.A. Arena Funding, LLC, Series 1, Class A,                                            1,973               1,980      .11
 7.656% 2026 (1)
Security National Mortgage Loan Trust, Series                                          1,830               1,823      .10
 2001-2A, Class M, 8.10% 2007 (1)
Private Issue Collateralized Mortgage Obligations:
 Structured Asset Securities Corp., Series 1998-RF2,                                   2,600               2,796      .16
 Class A, 8.527% 2027 (1) (2)


Asset-backed obligations (8) -  3.60%
Continental Airlines, Inc.:
 Series 2001-1, Class B,  7.373% 2015                                                  2,476               2,135
 Series 1999-1, 10.22% 2014                                                            1,847               1,348
 Series 1997-4, Class A, 6.90% 2018                                                    1,362               1,207
 Series 1998-3, Class C-2, 7.25% 2005                                                  1,500               1,110      .33
MMCA Auto Owner Trust:
 Series 2000-1, Class B, 7.55% 2005                                                    3,000               3,191
 Series 2000-2, Class B, 7.42% 2005                                                    2,000               2,140      .30
Money Store Residential Trust 1997-1,                                                  5,000               5,131      .29
 Class M-1, 7.085% 2016
Tobacco Settlement Financing Corp., Series                                             5,000               4,881      .28
 2001A, 6.36% 2025
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (1)                                  5,000               4,803      .28
NextCard Credit Card Master Note Trust: (1) (2)
 Series 2000-1, Class B, 2.696% 2006                                                   2,750               2,662
 Series 2001-1A, Class B, 2.776% 2007                                                  2,000               2,000      .27
US Airways, Inc., Series 2001-1G, 7.076% 2021                                          4,492               4,505      .26
Residential Funding Mortgage Securities II, Inc.,                                      3,000               3,133      .18
 Series 2000-HI5, Class AI4, AMBAC Insured, 6.94% 2014
Hyundai Auto Receivables Trust, Series 2001-A,                                         3,000               2,997      .17
 Class C, 5.57% 2006 (1)
Metris Master Trust, Series 2001-3, Class B,                                           3,000               2,945      .17
 3.003% 2008 (2)
United Air Lines, Inc.:
 Series 1996-A2, 7.87% 2019                                                            2,500               1,796
 Series 1995-A1, 9.02% 2012                                                            1,241               1,135      .17
Prestige Auto Receivables Trust, Series 2001-1A,                                       2,371               2,407      .14
 Class A, FSA Insured, 5.26% 2009 (1)
Airplanes Pass-Through Trust:
 Class B, 2.646% 2019 (2)                                                              1,967               1,574
 Class 1-C, 8.15% 2019 (6)                                                             1,539                 924      .14
Delta Air Lines, Inc.:
 Series 1993-A2, 10.50% 2016                                                           2,000               1,570
 Series 1992-A2, 9.20% 2014                                                            1,000                 806      .14
First Consumer Master Trust, Series 1999-A,                                            2,250               2,336      .13
 Class A, 5.80% 2005 (1)
Jet Equipment Trust, Series 1995-B, Class B,                                           2,098               1,574      .09
 7.83% 2015 (1)
H.S. Receivables Corp., Series 1999-1, Class A,                                        1,406               1,458      .08
 8.13% 2004 (1)
Providian Master Trust, Series 2000-1, Class C,                                        1,500               1,415      .08
 3.046% 2009 (1) (2)
Drive Auto Receivables Trust, Series 2000-1,                                           1,279               1,316      .08
 Class A, MBIA Insured, 6.672% 2006 (1)
Northwest Airlines, Inc. 8.52% 2004                                                      350                 306      .02



U.S. Treasury bonds & notes - 3.80%
 7.00% 2006                                                                           25,000              27,641
 6.50% 2005                                                                           20,000              21,581
 3.50% 2011 (2) (9)                                                                   10,211              10,184
 3.375% 2007 (2) (9)                                                                   5,609               5,625
 11.75% 2010                                                                             500                 611
 10.75% 2003                                                                             500                 554     3.80


Total bonds and notes (cost: $456,676,000)                                                               446,901    25.66



                                                                                         Principal       Market  Percent
                                                                                            amount        value   of net
Short-term securities                                                                        (000)        (000)   assets

Corporate short-term notes  -  10.18%
Kraft Foods Inc. 1.72% due 1/16/02                                                    22,000              21,983     1.26
Procter & Gamble Co. 1.77% due 2/26/02 (1)                                            21,000              20,941     1.20
Wells Fargo & Co. 2.14% due 1/18/02                                                   20,000              19,979     1.15
Coca-Cola Co. 1.90%-1.97% due 1/28-2/8/02                                             18,100              18,066     1.04
Coca-Cola Co. 01-28-02                                                                 7,600               7,588
Coca-Cola Co. 02-08-02                                                                10,500              10,478     1.04
Gannett Co.1.75%-1.90% due 1/10-1/25/02 (1)                                           16,900              16,886      .97
Gannett Co., Inc. 01-10-02 (1)                                                         8,800               8,796
Gannett Co., Inc. 01-25-02 (1)                                                         8,100               8,090      .97
Corporate Asset Funding Co. Inc. 2.07% due 1/4/02 (1)                                 15,865              15,861      .91
Household Finance Corp. 2.03% due 1/11/02                                             12,600              12,592      .72
Triple-A One Funding Corp. 1.96% due 1/8/02 (1)                                       12,088              12,083      .69
General Electric Capital Corp. 1.82% due 1/2/02                                       11,680              11,679      .67
Equilon Enterprises LLC 1.78% due 1/8/02                                              10,000               9,996      .58
E.W. Scripps Co. 1.80% due 1/9/02 (1)                                                  9,900               9,896      .57
BellSouth Corp. 1.80% due 2/4/02 (1)                                                   7,300               7,287      .42


Federal agency discount notes  - 1.72%
Freddie Mac 2.05% due 1/24/02                                                         13,525              13,507      .78
Federal Home Loan Banks 1.97% due 1/23/02                                             10,000               9,987      .57
Federal Farm Credit Bank 2.05% due 1/22/02                                             6,500               6,492      .37


Total short-term securities (cost: $207,235,000)                                                         207,235    11.90


Total investment securities (cost: $1,589,203,000)                                                     1,735,043    99.62
Excess of cash and receivables over payables                                                               6,578      .38

Net assets                                                                                            $1,741,621  100.00%

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers;
    resale to public may require registration.
(2) Coupon rate may change periodically.
(3) Step bond; coupon rate will increase at a later date.
(4) Non-income-producing security.
(5) Valued under procedures established by the Board of Trustees.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Company not making interest (or dividend) payments;
    bankruptcy proceedings pending.
(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(9) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements.

American Funds Insurance Series Bond Fund
Investment Portfolio, December 31, 2001

[pie chart]
                                           Percent of
                                           Net Assets
Corporate bonds                                53.72%
Mortgage-backed obligations                      11.86
U.S. Treasury bonds & notes                       7.14
Equity securities                                 7.08
Federal agency obligations                        3.45
Asset-backed obligations                          3.38
Non-U.S. government obligations                   1.63
Cash & equivalents                               11.74

Total                                         100.00%

[end pie chart]




                                                                           Principal    Market  Percent
                                                                              Amount     Value   of Net
Bonds & Notes                                                                  (000)     (000)   Assets

MEDIA  -  11.36%
Charter Communications Holdings, LLC:
 0%/11.75% 2011 /1/                                                            $5,350  $  3,237
 0%/13.50% 2011 /1/                                                             1,750     1,164
 10.75% 2009                                                                    1,000     1,060
 10.00% 2009                                                                    1,000     1,020
 0%/9.92% 2011 /1/                                                              1,250       900
 0%/11.75% 2010 /1/                                                               450       319    1.42%
A.H. Belo Corp.:
 8.00% 2008                                                                     5,500     5,625
 7.75% 2027                                                                       500       439     1.12
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 /1/                                                              3,750     3,769
 8.875% 2007                                                                    1,500     1,560      .98
Adelphia Communications Corp.:
 10.25% 2011                                                                    2,250     2,256
 10.25% 2006                                                                    2,000     2,050
Century Communications, Inc. 0% 2003                                            1,000       890      .96
Liberty Media Corp.:
 7.875% 2009                                                                    2,000     2,026
 8.50% 2029                                                                     1,000       977
 8.25% 2030                                                                       850       804
 7.75% 2009                                                                       500       503      .79
CBS Corp. 7.15% 2005                                                            2,000     2,111
Viacom Inc. 6.625% 2011                                                         2,000     2,037      .77
Fox Family Worldwide, Inc.:
 10.25% 2007                                                                    1,810     1,955
 9.25% 2007                                                                       500       532      .46
Young Broadcasting Inc.:
 10.00% 2011                                                                    1,250     1,169
 Series B, 9.00% 2006                                                             875       822
 Series B, 8.75% 2007                                                             500       456      .45
Key3Media Group, Inc. 11.25% 2011                                               2,850     2,365      .44
News America Holdings Inc. 7.75% 2045                                           2,000     1,922      .35
Comcast UK Cable Partners Ltd. 11.20% 2007                                      1,900     1,368
NTL Communications Corp.:
 Series B, 11.875% 2010                                                         1,000       325
 9.875% 2009                                                                 Euro 825       222      .35
Emmis Communications Corp. 0%/12.50% 2011 /1/                                 $ 2,650     1,616      .30
AOL Time Warner Inc. 7.625% 2031                                                1,000     1,058
Time Warner Inc. 7.75% 2005                                                       500       537      .29
Radio One, Inc., Series B, 8.875% 2011                                          1,500     1,545      .29
EchoStar DBS Corp. 9.125% 2009 /2/                                              1,500     1,500      .28
Univision Communications Inc. 7.85% 2011                                        1,425     1,443      .27
Telemundo Holdings, Inc., Series D, 0%/11.50%                                   1,500     1,417      .26
 2008 /1/
Clear Channel Communications, Inc. 6.625% 2008                                    750       732
Chancellor Media Corp. of Los Angeles,                                            500       522      .23
 Series B, 8.75% 2007
Antenna TV SA 9.75% 2008                                                   Euro 1,425     1,104      .20
Gray Communications Systems, Inc. 9.25% 2011 /2/                                $ 875       871      .16
Comcast Cable Communications, Inc. 8.375% 2007                                    750       832      .15
CSC Holdings, Inc. 8.125% 2009                                                    750       773      .14
American Media Operations, Inc. 10.25% 2009                                       750       757      .14
British Sky Broadcasting Group PLC 8.20% 2009                                     625       644      .12
Penton Media, Inc. 10.375% 2011                                                 1,000       575      .11
Cox Radio, Inc. 6.625% 2006                                                       500       506      .09
Sinclair Broadcast Group, Inc. 8.75% 2011 /2/                                     500       502      .09
Rogers Communications Inc. 8.875% 2007                                            250       254      .05
Carmike Cinemas, Inc., Series B, 9.375% 2009 /3/                                  225       229      .04
RBS Particicacoes SA 11.00% 2007 /2/                                              250       173      .03
Hearst-Argyle Television, Inc. 7.00% 2018                                         175       147      .03


DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.85%
France Telecom: /2/  /4/
 8.50% 2031                                                                     1,850     2,108
 7.20% 2006                                                                     2,000     2,100
 7.75% 2011                                                                       750       803
Orange PLC 8.75% 2006                                                           2,000     2,091     1.31
PCCW-HKT Capital Ltd. 7.75% 2011 /2/                                            4,500     4,499      .83
Qwest Capital Funding, Inc.:
 7.90% 2010                                                                     2,300     2,343
 7.625% 2021 /2/                                                                1,500     1,434
 7.25% 2011                                                                       700       683      .82
AT&T Corp.: /2/
 8.00% 2031                                                                     2,650     2,772
 7.30% 2011                                                                     1,000     1,028      .70
VoiceStream Wireless Corp., 10.375% 2009                                        2,797     3,194      .59
British Telecommunications PLC:  /4/
 8.875% 2030                                                                    1,500     1,721
 8.375% 2010                                                                    1,000     1,105      .52
CenturyTel, Inc., Series H, 8.375% 2010                                         2,500     2,645      .49
WCG Note Trust 8.25% 2004 /2/                                                   1,000       978      .18
TELUS Corp. 8.00% 2011                                                            750       791      .15
Koninklijke KPN NV 8.00% 2010                                                     750       757      .14
Allegiance Telecom, Inc. 0%/11.75% 2008 /1/                                       500       225      .04
COLT Telecom Group PLC 12.00% 2006                                                250       215      .04
GT Group Telecom Inc., units 0%/13.25% 2010 /1/                                 1,000       125      .02
NEXTLINK Communications, Inc.:
 9.625% 2007                                                                      500        59
 0%/12.25% 2009 /1/                                                               500        39      .02


WIRELESS TELECOMMUNICATION SERVICES  -  4.30%
Nextel Communications, Inc.:
 0%/9.75% 2007 /1/                                                              2,475     1,754
 0%/9.95% 2008 /1/                                                              2,375     1,633
 0%/10.65% 2007 /1/                                                             1,525     1,151
 12.00% 2008                                                                      500       436      .92
Cricket Communications, Inc.:  /4/
 6.50% 2007                                                                     1,350     1,029
 6.50% 2007                                                                     1,000       762
 6.25% 2007                                                                       440       335
Leap Wireless International, Inc. 0%/14.50%                                     2,050       748      .53
 2010 /1/
PanAmSat Corp.:
 6.125% 2005                                                                    2,000     1,813
 6.375% 2008                                                                      500       426      .41
Dobson Communications Corp. 10.875% 2010                                        1,000     1,050
American Cellular Corp. 9.50% 2009                                                750       735
Dobson/Sygnet Communications Co. 12.25% 2008                                      250       265      .38
AT&T Wireless Services, Inc. 7.875% 2011                                        1,650     1,759      .32
Tritel PCS, Inc. 10.375% 2011                                                   1,125     1,274
TeleCorp PCS, Inc. 0%/11.625% 2009 /1/                                            500       430      .31
Verizon Wireless Capital LLC 5.375% 2006 /2/                                    1,250     1,246      .23
Triton PCS, Inc. 9.375% 2011                                                    1,000     1,040      .19
Cingular Wireless 5.625% 2006 /2/                                               1,000     1,009      .19
Nextel Partners, Inc. 12.50% 2009 /2/                                           1,000       880      .16
CFW Communications Co. 13.00% 2010                                              1,250       875      .16
Microcell Telecommunications Inc., Series B,                                    1,000       860      .16
 14.00% 2006
Centennial Cellular Corp. 10.75% 2008                                             750       634      .12
Horizon PCS, Inc. 13.75% 2011 /2/                                                 500       500      .09
Vodafone AirTouch PLC 7.75% 2010                                                  375       412      .08
Rogers Cantel Inc. 9.75% 2016                                                     250       249      .05
PageMart Wireless, Inc. 0%/11.25% 2008 /1/ /3/ /5/                                750         2      .00


ELECTRIC UTILITIES  -  4.05%
Mission Energy Holding Co. 13.50% 2008                                          2,650     2,941
Edison Mission Energy:
 10.00% 2008                                                                    1,000     1,030
 7.73% 2009                                                                     1,000       930
 9.875% 2011                                                                      875       912
Homer City Funding LLC 8.734% 2026                                              1,000       921
Midwest Generation, LLC, Series B, 8.56% 2016 /6/                                 900       849
Edison International 6.875% 2004                                                  760       699     1.53
AES Corp.:
 9.375% 2010                                                                    1,300     1,176
 9.50% 2009                                                                       400       348
AES Drax Holdings Ltd., Series A, 10.41% 2020 /6/                               1,350     1,212
AES Ironwood, LLC 8.857% 2025 /6/                                               1,250     1,179
AES Red Oak, LLC, Series B, 9.20% 2029 /6/                                      1,000       975      .90
American Electric Power Co., Inc., Series A,                                    2,950     2,916      .54
 6.125% 2006
Exelon Generation Co., LLC 6.95% 2011 /2/                                       1,150     1,168
Exelon Corp. 6.75% 2011                                                           750       761
Commonwealth Edison Co. 6.95% 2018                                                700       678      .48
Israel Electric Corp. Ltd.:  /2/
 7.70% 2018                                                                     1,000       940
 7.75% 2027                                                                       620       564      .28
FirstEnergy Corp., Series C, 7.375% 2031                                        1,250     1,220      .22
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                        500       549      .10


BANKS & THRIFTS  -  3.24%
SocGen Real Estate Co. LLC, Series A, 7.64%                                     2,250     2,319      .43
 (undated) /2/  /4/
Royal Bank of Scotland Group PLC 7.648%                                         2,250     2,278      .42
 (undated) /4/
Washington Mutual Bank, FA 6.875% 2011                                          1,250     1,285
Washington Mutual Finance 8.25% 2005                                              800       876      .40
Abbey National PLC: /4/
 6.70% (undated)                                                                1,300     1,280
 7.35% (undated)                                                                  825       854      .39
J.P. Morgan & Co. Inc., Series A, 8.382%                                        2,000     1,873      .35
 2012 /4/
DBS Bank Ltd. 7.875% 2009 /2/                                                   1,500     1,610      .30
National Westminister Bank PLC:
 9.375% 2003                                                                      276       305
 7.75% (undated) /4/                                                              250       267
Bank of Scotland 7.00% (undated) /2/  /4/                                         480       485      .19
GS Escrow Corp.:
 7.00% 2003                                                                       500       506
 7.125% 2005                                                                      500       498      .19
AB Spintab 7.50% (undated) /2/  /4/                                               750       778      .14
Barclays Bank PLC 7.375% (undated) /2/  /4/                                       500       519      .10
Chevy Chase Bank, FSB 9.25% 2008                                                  500       505      .09
Imperial Capital Trust I, Imperial Bancorp                                        350       394      .07
 9.98% 2026
Riggs Capital Trust II 8.875% 2027                                                500       375      .07
Komercni Finance BV 9.00% 2008 /2/ /4/                                            300       313      .06
BankUnited Capital Trust, BankUnited Financial                                    250       236      .04
 Corp. 10.25% 2026


HOTELS, RESTAURANTS & LEISURE  -  2.85%
Mirage Resorts, Inc.:
 6.625% 2005                                                                    2,000     1,976
 6.75% 2008                                                                       250       234
MGM Mirage Inc. 8.50% 2010                                                        875       870      .57
Boyd Gaming Corp.:
 9.25% 2009 /2/                                                                 1,500     1,537
 9.25% 2003                                                                       500       509
 9.50% 2007                                                                       500       505      .47
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                       925       735
 8.75% 2011                                                                       875       709
 6.75% 2008                                                                       175       133      .29
Horseshoe Gaming Holding Corp., Series B,                                       1,500     1,551      .28
 8.625% 2009
Ameristar Casinos, Inc. 10.75% 2009                                             1,000     1,085      .20
Florida Panthers Holdings, Inc. 9.875% 2009                                     1,000     1,035      .19
Mohegan Tribal Gaming Authority 8.375% 2011                                     1,000     1,035      .19
Harrah's Operating Co., Inc. 7.50% 2009                                         1,000     1,011      .19
Premier Parks Inc. 9.75% 2007                                                   1,000     1,010      .19
International Game Technology:
 7.875% 2004                                                                      500       516
 8.375% 2009                                                                      250       263      .14
Station Casinos, Inc. 8.375% 2008                                                 500       507      .09
Argosy Gaming Co. 9.00% 2011                                                      250       262      .05


AUTOMOBILES  -  2.84%
General Motors Acceptance Corp.:
 6.125% 2006                                                                    6,500     6,432
 8.00% 2031                                                                     2,500     2,529
 6.875% 2011                                                                    1,000       978
 7.75% 2010                                                                       500       515     1.93
Ford Motor Credit Co.:
 7.25% 2011                                                                     1,500     1,462
 7.375% 2011                                                                      500       493
Ford Motor Co. 7.45% 2031                                                       1,000       918      .53
DaimlerChrysler North America Holding Corp.                                     2,000     2,073      .38
 7.75% 2011


COMMUNICATIONS EQUIPMENT  -  2.84%
Motorola, Inc.:
 8.00% 2011 /2/                                                                 3,100     3,112
 5.22% 2097                                                                       750       472
 7.50% 2025                                                                       500       466
 6.50% 2028                                                                       250       205      .78
Crown Castle International Corp.:
 10.75% 2011                                                                    2,000     1,955
 0%/10.625% 2007 /1/                                                            1,000       875
 0%/11.25% 2011 /1/                                                             1,000       640      .64
American Tower Corp. 9.375% 2009                                                3,500     2,774      .51
SBA Communications Corp.:
 10.25% 2009                                                                    1,750     1,479
 0%/12.00% 2008 /1/                                                               500       371      .34
Nortel Networks Ltd. 6.125% 2006                                                2,000     1,600      .30
SpectraSite Holdings, Inc., Series B:
 12.50% 2010                                                                    1,000       545
 0%/12.875% 2010 /1/                                                            1,250       312
 10.75% 2010                                                                      500       255
 0%/12.00% 2008 /1/                                                               500       190
 0%/11.25% 2009 /1/                                                               500       138      .27


PAPER & FOREST PRODUCTS  -  2.13%
Georgia-Pacific Corp.:
 8.125% 2011                                                                    3,450     3,380
 7.50% 2006                                                                     1,000       991      .81
Bowater Canada Finance Corp. 7.95% 2011 /2/                                     1,850     1,864      .34
International Paper Co. 6.75% 2011                                              1,750     1,762      .32
Potlatch Corp. 10.00% 2011 /2/                                                  1,250     1,306      .24
Scotia Pacific Co. LLC, Series B, Class A-2,                                    1,000       842      .16
 7.11% 2028 /6/
Kappa Beheer BV 10.625% 2009                                                 Euro 750       735      .14
Pindo Deli Finance Mauritius Ltd.:  /3/
 10.25% 2002                                                                  $ 1,500       229
 10.75% 2007                                                                      750       114      .06
Appleton Papers Inc. 12.50% 2008 /2/                                              350       335      .06


COMMERCIAL SERVICES & SUPPLIES  -  1.62%
Allied Waste North America, Inc.:
 10.00% 2009                                                                    2,500     2,563
 Series B, 8.875% 2008                                                          1,000     1,035
 8.50% 2008 /2/                                                                   750       761      .80
Waste Management, Inc.:
 7.375% 2010                                                                    1,400     1,439
 6.625% 2002                                                                      925       941
WMX Technologies, Inc. 7.10% 2026                                                 500       523      .54
Cendant Corp. 7.75% 2003                                                        1,500     1,525      .28
Safety-Kleen Corp. 9.25% 2009 /3/ /5/                                           1,000        10      .00


INSURANCE  -  1.42%
Prudential Holdings, LLC, Series C, 8.695%                                      2,250     2,347      .43
 2023 /2/
ING Capital Funding Trust III 8.439%                                            1,500     1,640
 (undated) /4/
ReliaStar Financial Corp. 8.00% 2006                                              250       275      .35
Provident Companies, Inc. 7.00% 2018                                            1,460     1,382      .26
AIG SunAmerica Global Financing VII 5.85%                                       1,000     1,008      .19
 2008 /2/
Lindsey Morden Group Inc., Series B, 7.00%                                   C$ 1,895       773      .14
 2008 /2/ /5/
The Equitable Life Assurance Society of the                                     $ 250       263      .05
 United States 6.95% 2005 /2/


MULTILINE RETAIL  -  1.39%
J.C. Penney Co., Inc.:
 8.25% 2022 /6/                                                                 2,700     2,336
 7.40% 2037                                                                       750       737
 6.875% 2015                                                                      600       495
 7.95% 2017                                                                       500       443
 7.65% 2016                                                                       500       438
 8.125% 2027                                                                      200       172      .85
Federated Department Stores, Inc. 6.625% 2011                                   2,000     1,965      .36
Dillard's, Inc. 6.30% 2008                                                        700       615      .11
Saks Inc. 7.375% 2019                                                             500       354      .07


HEALTH CARE PROVIDERS & SERVICES  -  1.32%
Aetna Inc.:
 7.875% 2011                                                                    2,350     2,310
 7.375% 2006                                                                    1,650     1,658      .73
Columbia/HCA Healthcare Corp. 6.91% 2005                                        1,500     1,508
HCA - The Healthcare Co. 8.75% 2010                                               500       541      .38
Humana Inc. 7.25% 2006                                                            750       755      .14
Clarent Hospital Corp. 11.50% 2005 /5/                                            367       349      .06
Integrated Health Services, Inc., Series A:  /3/
 9.25% 2008 /5/                                                                 2,000        20
 9.50% 2007 /5/                                                                   750         8      .01


CONSUMER FINANCE  -  1.23%
Capital One Bank:
 6.875% 2006                                                                    1,500     1,461
 8.25% 2005                                                                       800       817
 6.375% 2003                                                                      500       508
Capital One Financial Corp. 7.125% 2008                                         1,000       929
Capital One Capital I 3.78% 2027 /2/  /4/                                         250       190      .72
Household Finance Corp. 6.75% 2011                                              1,850     1,841      .34
MBNA Corp. 6.75% 2008                                                             500       472      .09
Advanta Capital Trust I, Series B, 8.99% 2026                                     500       280      .05
Providian Financial Corp. 9.525% 2027 /2/                                         750       180      .03


GAS PRODUCTION & DISTRIBUTION  -  0.89%
NiSource Finance Corp.:
 7.875% 2010                                                                    1,550     1,603
 7.625% 2005                                                                    1,250     1,307      .53
Gemstone Investor Ltd. 7.71% 2004 /2/                                           2,000     1,945      .36


SPECIALTY RETAIL  -  0.88%
Gap, Inc. 8.80% 2008 /2/                                                        2,250     1,971      .36
Toys "R" Us, Inc. 7.625% 2011 /2/                                               1,750     1,710      .32
Office Depot, Inc. 10.00% 2008                                                  1,000     1,090      .20


METALS & MINING  -  0.75%
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                    2,500     1,822      .34
Freeport-McMoRan Copper & Gold Inc.:
 7.20% 2026                                                                     1,000       890
 7.50% 2006                                                                       100        73      .18
Luscar Coal Ltd. 9.75% 2011 /2/                                                   750       780      .14
Allegheny Technologies, Inc. 8.375% 2011 /2/                                      500       491      .09


CONTAINERS & PACKAGING  -  0.70%
Container Corp. of America 9.75% 2003                                           1,000     1,025
Stone Container Corp. 9.75% 2011                                                  750       799      .34
Tekni-Plex, Inc., Series B, 12.75% 2010                                         1,500     1,463      .27
Printpack, Inc. 10.625% 2006                                                      500       520      .09


FOOD & DRUG RETAILING  -  0.62%
Rite Aid Corp.:
 7.125% 2007                                                                      900       729
 11.25% 2008                                                                      375       369
 6.875% 2028 /2/                                                                  450       291
 7.70% 2027                                                                       400       278
 6.875% 2013                                                                      275       193      .34
Delhaize America, Inc. 8.125% 2011                                              1,350     1,481      .28


AUTO COMPONENTS  -  0.54%
Dana Corp. 9.00% 2011 /2/                                                       2,350     2,127      .39
TRW Inc. 7.75% 2029                                                               830       780      .15


TEXTILES & APPAREL  -  0.39%
VF Corp. 8.50% 2010                                                             1,750     1,922      .35
Levi Strauss & Co. 11.625% 2008                                                   250       218      .04


LEISURE PRODUCTS  -  0.38%
Hasbro, Inc. 7.95% 2003                                                         2,000     2,040      .38


MACHINERY  -  0.28%
Terex Corp. 9.25% 2011 /2/                                                      1,250     1,256      .23
Deere & Co. 8.95% 2019                                                            250       276      .05


FOOD PRODUCTS  -  0.27%
Gruma, SA de CV 7.625% 2007                                                     1,000       943      .17
Smithfield Foods, Inc. 8.00% 2009 /2/                                             500       518      .10


AIR FREIGHT & COURIERS  -  0.24%
Atlas Air, Inc., Pass Through Trusts, Series                                    1,422     1,299      .24
 1998-1, Class A, 7.38% 2019 /6/


CHEMICALS  -  0.21%
Equistar Chemicals, LP 8.75% 2009                                                 750       724      .13
Reliance Industries Ltd., Series B, 10.25% 2097                                   500       421      .08


CONSTRUCTION & ENGINEERING  -  0.20%
McDermott Inc. 9.375% 2002                                                      1,150     1,093      .20


INDUSTRIAL CONGLOMERATES  -  0.19%
Hutchison Whampoa International Ltd. 7.00%                                      1,000     1,020      .19
 2011 /2/


REAL ESTATE  -  0.15%
EOP Operating LP 8.10% 2010                                                       500       542      .10
ProLogis Trust 7.05% 2006                                                         250       258      .05


AEROSPACE & DEFENSE  -  0.14%
BAE SYSTEMS, Series 2001, Class G, MBIA Insured,                                  767       788      .14
 6.664% 2013 /2/ /6/


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.12%
Flextronics International Ltd. 9.875% 2010                                        625       656      .12


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.11%
Hyundai Semiconductor America, Inc. 8.625%                                        600       327      .06
 2007 /2/
Zilog, Inc. 9.50% 2005 /3/                                                        950       283      .05


MARINE  -  0.09%
Teekay Shipping Corp. 8.875% 2011                                                 500       515      .09


AIRLINES  -  0.07%
United Air Lines, Inc. 10.67% 2004                                                500       365      .07


MULTI-UTILITIES  -  0.04%
Florida Gas Transmission Co. 7.625% 2010 /2/                                      250       238      .04


INTERNET SOFTWARE & SERVICES  -  0.02%
Exodus Communications, Inc. 11.625% 2010 /3/                                      500       115      .02


MORTGAGE-BACKED OBLIGATIONS  /6/  -  11.86%
AGENCY PASS-THROUGHS:
 GOVERNMENT NATIONAL MORTGAGE ASSN.:
  8.00% 2023 - 2031                                                             6,927     7,252
  7.50% 2023 - 2030                                                             5,844     6,044
  7.00% 2023 - 2029                                                             3,255     3,323
  6.00% 2029 - 2031                                                             2,338     2,295
  6.50% 2025 - 2028                                                               890       893
  10.00% 2019                                                                     210       236
  9.50% 2021                                                                      208       221     3.73
 FANNIE MAE:
  6.50% 2016 - 2031                                                             4,514     4,597
  5.50% 2016 - 2017                                                             4,491     4,415
  6.00% 2013 - 2016                                                             2,636     2,643
  7.00% 2026                                                                      865       884
  7.50% 2031                                                                      695       717
  10.00% 2018                                                                     106       119     2.47
 Freddie Mac 6.00% 2032                                                         2,495     2,443      .45
COMMERCIAL MORTGAGE-BACKED SECURITIES:
 Merrill Lynch Mortgage Investors, Inc.:
  Series 1995-C3, Class A-3, 7.051% 2025 /4/                                    2,675     2,728
  Series 1999-C1, Class A-2, 7.56% 2031                                         1,500     1,621      .80
 CS First Boston Mortgage Securities Corp.:
  Series 1998-C1, Class A-1B, 6.48% 2040                                        1,250     1,289
  Series 2001-CK6, Class A-2, 6.103% 2036                                       1,230     1,240
  Series 1998-C1, Class A-1A, 6.26% 2040                                          894       928      .64
 Chase Commercial Mortgage Securities Corp.:
  Series 1998-1, Class A-2, 6.56% 2030                                          1,250     1,301
  Series 1999-1, Class B, 7.619% 2031                                             750       809
  Series 1998-2, Class A-2, 6.39% 2030                                            750       770      .53
 Bear Stearns Commercial Mortgage Securities
 Inc.:
  Series 2000-WF2, Class A-2, 7.32% 2032                                        1,520     1,621
  Series 2001-TOP2, Class A-2, 6.48% 2035                                         750       765      .44
 Morgan Stanley Capital I, Inc.:
  Series 1997-HF1, Class B, 7.33% 2007 /2/                                      1,000     1,067
  Series 1998-HF2, Class A-2, 6.48% 2030                                        1,000     1,034      .39
 GS Mortgage Securities Corp. II, Series
 1998-C1:  /4/
  Class E, 7.242% 2030                                                          1,250     1,170
  Class D, 7.242% 2030                                                          1,000       961      .39
 Nomura Asset Securities Corp., Series 1998-D6,                                 1,376     1,432      .26
 Class A-A1, 6.28% 2030
 L.A. Arena Funding, LLC, Series 1, Class A,                                    1,282     1,287      .24
 7.656% 2026 /2/
 Salomon Brothers Commercial Mortgage Trust,                                    1,250     1,285      .24
  Series 2000-C3, Class A-2, 6.592% 2033
 Morgan Stanley Dean Witter Capital I Trust,                                    1,250     1,262      .23
  Series 2001-TOP5, Class A-3, 6.16% 2035
 GGP Mall Properties Trust, Series 2001-C1A,                                      749       725      .13
  Class A-2 5.007% 2011 /2/
 DLJ Mortgage Acceptance Corp., Series 1995-CF2,                                  582       598      .11
  Class A1B, 6.85% 2027 /2/
 LB-UBS Commercial Mortgage Trust, Series 2000-C3,                                500       556      .10
  Class A-2, 7.95% 2010
 DLJ Commercial Mortgage Corp., Series 1999-CG1,                                  500       515      .10
  Class A1B, 6.46% 2032
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS:
 Fannie Mae:
  Series 2001-T10, Class A-1, 7.00% 2041                                          734       760
  Series 2001-20, Class C, 11.538% 2031 /4/                                       602       685
  Series 2001-4, Class GA, 10.018% 2025 /4/                                       360       401      .34
PRIVATE ISSUE COLLATERALIZED MORTGAGE OBLIGATIONS:
 Fannie Mae Trust, Series 2001-50, Class BA                                       737       756      .14
  7.00% 2041
 Residential Funding Mortgage Securities I, Inc.,                                 220       228      .04
  Series 2001-S1, Class A-1, 7.00% 2016
PRIVATE ISSUE PASS-THROUGH OBLIGATIONS:
 Structured Asset Securities Corp., Series                                        459       493      .09
  1998-RF2, Class A, 8.527% 2027 /2/  /4/


ASSET-BACKED OBLIGATIONS /6/  -  3.38%
Conseco Finance Home Equity Loan Trust:
 Series 2001-C, Class A-3, 5.39% 2025                                           1,250     1,271
 Series 2000-A, Class BV-2, 4.696% 2031 /4/                                     1,000       820
 Series 1999-G, Class B-2, 10.96% 2029                                          1,750       802
Green Tree Financial Corp.:
 Series 1996-5, Class B-2, 8.45% 2027                                             992       525
 Series 1995-6, Class B-2, 8.00% 2026                                             940       489
 Series 1997-8, Class B-2, 7.75% 2028                                             499       194
Conseco Finance Manufactured Housing Contract                                     750       758      .90
 Trust, Series 2001-3, Class A-2, 5.16% 2033
Continental Airlines, Inc.:
 Series 1998-3, Class A-2, 6.32% 2008                                             500       456
 Series 1999-1, Class B, 6.795% 2020                                              496       410
 Series 1998-1, Class A,  6.648% 2019                                             458       406
 Series 1998-3, Class C-2, 7.25% 2005                                             500       370
 Series 1997-1, Class C-1, 7.42%  2007 /4/                                        363       284
 Series 1996, Class C, 9.50% 2015                                                 204       148      .38
ComEd Transitional Funding Trust, Series 1998,                                  2,000     2,046      .38
 Class A-4, 5.39% 2005
Residential Funding Mortgage Securities II,                                     1,250     1,277      .24
 Inc., Series 2001-HS2, Class A-4, AMBAC Insured,
 6.43% 2016
Southwest Airlines Co., Series 2001-1, Class B,                                 1,000       979      .18
 6.126% 2006
United Air Lines, Inc., Series 2000-1, Class A-2,                               1,000       865      .16
 7.73% 2012
American Airlines Inc., Series 2001-1,                                            876       829      .15
 Class A-1, 6.977% 2021 /2/
Airplanes Pass Through Trust:
 Class 1-C, 8.15% 2019  /5/                                                       746       448
 Class B, 2.646% 2019 /4/                                                         472       378      .15
Tobacco Settlement Financing Corp., Series 2001-A,                                800       781      .14
 6.36% 2025
PF Export Receivables Master Trust, Series 2001-B,                                750       756      .14
 MBIA Insured, 6.60% 2011 /2/
Team Fleet Financing Corp., Series 2001-3A,                                       750       750      .14
 Class A, 2.83% 2005 /2/  /4/
US Airways, Inc.:
 Series 2000-3G, 7.89% 2020                                                       496       497
 Series 2001-1G, 7.076% 2021                                                      250       250      .14
Jet Equipment Trust:  /2/
 Series 1995-D, 11.44% 2014                                                       300       195
 Series 1995-A, Class C, 10.69% 2015                                              250       179
 Series 1994-A, 11.79% 2013                                                       250       163      .10
America West Airlines, Inc., Series 2000-1,                                       490       497      .09
 Class G, AMBAC Insured, 8.057% 2020
Northwest Airlines, Inc., Series 1999-3,                                          478       490      .09
 Class G, 7.935% 2020


U.S. TREASURY BONDS & NOTES  -  7.14%
6.25% 2003-2023                                                                10,500    11,102
6.75% 2005                                                                     10,000    10,872
3.375% 2007  /7/                                                                4,767     4,781
4.75% 2008                                                                      4,000     3,982
5.00% 2011                                                                      2,000     1,993
10.375% 2009-2012                                                               1,500     1,868
7.25% 2004                                                                      1,500     1,637
8.875% 2019                                                                     1,000     1,342
7.50% 2016                                                                      1,000     1,183     7.14


FEDERAL AGENCY OBLIGATIONS  -  3.45%
Freddie Mac:
 5.00% 2004                                                                     4,750     4,893
 6.75% 2031                                                                     4,500     4,772     1.78
Fannie Mae:
 4.75% 2004                                                                     4,750     4,873
 7.25% 2030                                                                     3,000     3,380     1.52
Small Business Administration, Series 2001-20J,                                   800       782      .15
 Class 1, 5.76% 2021 /6/


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.63%
United Mexican States Government Eurobonds,
 Global:
 9.875% 2010                                                                    1,000     1,120
 11.375% 2016                                                                     750       927
 8.625% 2008                                                                      500       538      .48
Deutschland Republic 5.25% 2008                                            Euro 2,400     2,190      .40
Panama (Republic of):
 8.875% 2027                                                                  $ 1,000       923
 Interest Reduction Bond 4.75% 2014 /4/  /6/                                      241       214      .21
Ontario (Province of) 5.50% 2008                                                1,000     1,003      .18
Canadian Government 4.25% 2026 /7/                                           C$ 1,112       756      .14
Brazil (Federal Republic of) 14.50% 2009                                        $ 500       536      .10
Philippines (Republic of) 9.875% 2019                                             500       477      .09
Argentina (Republic of) 7.00%/15.50% 2008 /1/ /6/                                 562       153      .03

Total bonds & notes (cost: $456,680,000)                                                440,396    81.18



                                                                           Principal
                                                                        Amount (000)    Market  Percent
                                                                        or Number of     Value   of Net
Stocks (Common & Preferred)                                                   Shares     (000)   Assets

BANKS & THRIFTS  -  1.63%
BNP U.S. Funding LLC, Series A, 7.738%                                        $ 1,175     1,240
 noncumulative preferred (undated)
 (France) /2/ /4/
BNP Paribas Capital Trust, 9.003% noncumulative                                 $ 850       959      .41
 preferred (undated) /2/
Fuji JGB Investment LLC, Series A, 9.87%                                      $ 1,600     1,265
 noncumulative preferred (undated) (Japan) /2//4/
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                  $ 650       485      .32
 noncumulative preferred (undated) /2/ /4/
HSBC Capital Funding LP, Series 1, 9.547%                                     $ 1,500     1,739      .32
 noncumulative preferred (undated) (United
 Kingdom) /2/ /4/
First Republic Capital Corp., Series A, 10.50%                                    750       720      .13
 preferred /2/
UBS Preferred Funding Trust 1 8.622% noncumulative                              $ 625       697      .13
 preferred (undated) (Switzerland)
SB Treasury Co. LLC, Series A, 9.40% /10.925%                                   $ 750       682      .13
 noncumulative preferred (undated) (Japan) /2/ /4/
NB Capital Corp. 8.35% exchangeable preferred                                  20,000       520      .10
 depositary shares
BCI U.S. Funding Trust I 8.01% noncumulative                                    $ 500       513      .09
 preferred (undated) /2/ /4/


WIRELESS TELECOMMUNICATION SERVICES  -  0.61%
Dobson Communications Corp.:  /8/ /9/
 13.00% senior exchangeable preferred 2009                                      1,213     1,201
 12.25% senior exchangeable preferred 2008                                        717       674      .34
Nextel Communications, Inc.: /8/
 Class A /2/                                                                   80,320       880
 Series D, 13.00% exchangeable preferred 2009 /9/                                 957       565      .27
Leap Wireless International, Inc., warrants,                                    2,300        16      .00
 expire 2010 /2/ /8/
NTELOS, Inc., warrants, expire 2010 /5/ /8/                                     1,250         1      .00
McCaw International, Ltd., warrants, expire                                     2,000         -        -
 2007  /2/ /5/ /8/


MEDIA  -  0.29%
Cumulus Media Inc. 13.75% preferred 2009 /8/ /9/                                  828       820      .15
Adelphia Communications Corp., Series B,                                        5,000       500      .09
 13.00% preferred 2009 /8/
Sinclair Capital 11.625% preferred 2009                                         2,500       242      .05
NTL Inc., warrants, expire 2008 /2/ /5/ /8/                                       238         -        -


INDUSTRIAL CONGLOMERATES  -  0.29%
Swire Pacific Capital Ltd. 8.84% cumulative                                    65,000     1,560      .29
 guaranteed perpetual capital securities
 (Hong Kong) /2/


COMMUNICATIONS EQUIPMENT  -  0.19%
Crown Castle International Corp. 12.75% senior                                  1,452     1,045      .19
 exchangeable preferred 2010 /8/ /9/


REAL ESTATE  -  0.16%
ProLogis Trust, Series D, 7.92% preferred                                      36,800       877      .16


AEROSPACE & DEFENSE  -  0.03%
EarthWatch Inc., Series B, 7.00% convertible                                   84,814       188      .03
 preferred 2009 /2/ /5/ /8/ /9/


HEALTH CARE PROVIDERS & SERVICES  -  0.01%
Clarent Hospital Corp. /5/ /8/                                                 17,220        43      .01


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.00%
GT Group Telecom Inc., warrants, expire 2010                                    1,000         6      .00
 (Canada) /2/ /5/ /8/



Total stocks (cost: $16,797,000)                                                         17,438     3.21



                                                                           Principal    Market  Percent
                                                                              Amount     Value   of Net
Convertible Debentures                                                         (000)     (000)   Assets

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.39%
Solectron Corp. 0% 2020                                                       $ 9,150     3,889
Solectron Corp. 0% 2020                                                         4,000     2,125     1.11
SCI Systems, Inc. 3.00% 2007                                                    1,000       831      .15
Celestica Inc. 0% 2020                                                          1,700       723      .13


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.60%
Conexant Systems, Inc. 4.00% 2007                                               1,500       977      .18
LSI Logic Corp. 4.00% 2005                                                        678       575      .10
Vitesse Semiconductor Corp. 4.00% 2005                                            500       393      .07
TranSwitch Corp. 4.50% 2005                                                       660       370      .07
TriQuint Semiconductor, Inc. 4.00% 2007                                           500       366      .07
Cypress Semiconductor Corp. 3.75% 2005                                            330       272      .05
Analog Devices, Inc. 4.75% 2005                                                   270       258      .05
RF Micro Devices, Inc. 3.75% 2005                                                  54        45      .01


DIVERSIFIED TELECOMMUNICATION SERVICES - 0.59%
Hellenic Finance SCA 2.00% exchangeable 2005                               Euro 1,750     1,678      .31
Bell Atlantic Financial Services, Inc. 4.25%                                  $ 1,500     1,496      .28
 2005 /2/


COMMUNICATIONS EQUIPMENT  - 0.52%
Corning Inc. 0% 2015                                                            2,472     1,292      .24
Juniper Networks, Inc. 4.75% 2007                                               1,500     1,087      .20
Adaptec, Inc. 4.75% 2004                                                          500       450      .08


INTERNET & CATALOG RETAIL  - 0.36%
Amazon.com, Inc. 6.875% PEACS 2010                                         Euro 4,300     1,938      .36


HEALTH CARE PROVIDERS & SERVICES  - 0.17%
Omnicare, Inc. 5.00% 2007                                                     $ 1,000       928      .17


COMMERCIAL SERVICES & SUPPLIES  -  0.13%
Waste Management, Inc. 4.00% 2002                                                 700       699      .13


SPECIALTY RETAIL  -  0.11%
Sunglass Hut International Ltd. 5.25% 2003                                        600       600      .11

Total convertible debentures (cost: $20,941,000)                                         20,992     3.87

Total equity securities (cost: $37,738,000)                                              38,430     7.08

                                                                           Principal    Market  Percent
                                                                              Amount     Value   of Net
Short-Term Securities                                                          (000)     (000)   Assets

Corporate Short-Term Notes  -  9.28%
Pfizer Inc 1.80% due 1/31/02 /2/                                              $ 8,500     8,487     1.56
Corporate Asset Funding Co. Inc. 1.75%                                          7,000     6,990     1.29
 due 1/29/02 /2/
Coca-Cola Co. 1.74% due 1/25/02                                                 6,150     6,143     1.13
Merck & Co., Inc. 1.865% due 2/1/02                                             5,500     5,491     1.01
Procter & Gamble Co. 2.00% due 1/7/02 /2/                                       5,000     4,998      .92
SBC Communications Inc. 1.91% due 1/14/02 /2/                                   5,000     4,996      .92
General Electric Capital Corp. 1.82% due 1/2/02                                 4,400     4,400      .81
Triple-A One Funding Corp. 1.89% due 1/15/02 /2/                                4,100     4,097      .76
Gannett Co., Inc. 1.90% due 1/14/02 /2/                                         2,800     2,798      .52
Wells Fargo & Co. 1.74% due 2/7/02                                              1,000       998      .18
Estee Lauder Companies Inc. 1.80% due 1/31/02 /2/                                 955       953      .18


Federal Agency Discount Notes  -  1.33%
Freddie Mac 2.01% due 1/2/02                                                    7,200     7,199     1.33



Total short-term securities (cost: $57,550,000)                                          57,550    10.61

Total investment securities (cost: $551,968,000)                                        536,376    98.87
Excess of cash and receivables over payables                                              6,149     1.13

Net assets                                                                             $542,525  100.00%

/1/ Step bond; coupon rate will increase at a
 later date.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to the public may require registration.
/3/ Company not making interest payments;
 bankruptcy proceedings pending.
/4/ Coupon rate may change periodically.
/5/ Valued under procedures established by the
 Board of Trustees.
/6/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
 Therefore, the effective maturities
 are shorter than the stated maturities.
/7/ Index-linked bond whose principal amount
 moves with a government retail price index.
/8/ Non-income-producing security.
/9/ Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

See Notes to Financial Statements

American Funds Insurance Series High-Yield Bond Fund
Investment Portfolio, December 31, 2001



                                                                  Percent of
[Pie Chart]                                                       Net Assets

Corporate Bonds                                                       74.50%
Equity Securities                                                       15.43
U.S. Treasury bonds & notes                                              3.25
Non-U.S. Government Obligations                                          1.41
Asset-Backed Obligations                                                 0.50
Mortgage-Backed Obligations                                              0.26
Cash & Equivalents                                                       4.65
Total                                                                100.00%
[end pie chart]
                                                                  Percent of
Largest Holdings (by issuer)                                      Net Assets

Nextel Communications                                                  3.88%
Charter Communications                                                   3.45
U.S. Treasury bonds & notes                                              3.25
Smurfit-Stone Container                                                  2.94
Crown Castle International                                               2.76
Dobson Communications                                                    2.61
Fox/Liberty Networks                                                     2.27
Edison International                                                     1.98
Adelphia Communications                                                  1.85
Fox Family Worldwide                                                     1.80





                                                                            Principal    Market  Percent
                                                                               Amount     Value   of Net
Bonds & Notes                                                                   (000)     (000)   Assets

MEDIA  -  21.72%
Charter Communications Holdings, LLC:
  0%/9.92% 2011 /1/                                                          $ 15,675  $ 11,286
  0%/13.50% 2011 /1/                                                             7,500     4,987
  10.00% 2009                                                                    1,500     1,530
  0%/11.75% 2011 /1/                                                             1,750     1,059
Avalon Cable Holdings LLC 0%/11.875% 2008 /1/                                      500       413    3.45%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
  0%/9.75% 2007 /1/                                                              8,085     8,125
  8.875% 2007                                                                    4,410     4,586     2.27
Fox Family Worldwide, Inc.:
  10.25% 2007                                                                    7,719     8,336
  9.25% 2007                                                                     1,600     1,704     1.80
American Media Operations, Inc. 10.25% 2009                                      7,650     7,726     1.38
Chancellor Media Corp. of Los Angeles:
  Series B, 8.75% 2007                                                           6,000     6,270
  8.00% 2008                                                                     1,000     1,040     1.31
ACME Intermediate Holdings, LLC, Series B,                                       8,911     6,472     1.16
 0%/12.00% 2005 /1/
Adelphia Communications Corp. 10.25% 2011                                        2,905     2,912
FrontierVision 11.00% 2006                                                       2,500     2,575
Century Communications, Inc. 0% 2003                                             1,000       890     1.14
Gray Communications Systems, Inc.:
  10.625% 2006                                                                   5,250     5,407
  9.25% 2011 /2/                                                                   750       746     1.10
Young Broadcasting Inc.:
  10.00% 2011                                                                    5,250     4,909
  Series B, 9.00% 2006                                                             500       470
  Series B, 8.75% 2007                                                             125       114      .98
Emmis Communications Corp. 0%/12.50% 2011 /1/                                    9,000     5,490      .98
Telemundo Holdings, Inc., Series D, 0%/11.50%                                    3,750     3,544      .63
 2008 /1/
TransWestern Publishing Co. LLC 9.625% 2007                                      3,250     3,347      .60
NTL Inc. 0%/10.75% 2008 /1/                                               Pound 4,000      1,512
Comcast UK Cable Partners Ltd. 11.20% 2007                                    $ 1,250        900
NTL Communications Corp.:
  Series B, 11.875% 2010                                                         1,900       617
  9.875% 2009                                                                Euro 825        222      .58
EchoStar DBS Corp. 9.125% 2009 /2/                                            $ 3,250      3,250      .58
Big City Radio, Inc. 11.25% 2005                                                 6,250     3,125      .56
Cablevision Industries Corp. 9.875% 2013                                         2,500     2,650      .47
Liberty Media Corp.:
  7.875% 2009                                                                    1,000     1,013
  8.25% 2030                                                                     1,000       945
  8.50% 2029                                                                       500       488      .44
Antenna TV SA 9.00% 2007                                                         2,750     2,392      .43
Univision Communications Inc. 7.85% 2011                                         2,000     2,025      .36
Carmike Cinemas, Inc., Series B, 9.375% 2009 /3/                                 1,850     1,887      .34
STC Broadcasting, Inc. 11.00% 2007                                               2,000     1,700      .30
Key3Media Group, Inc. 11.25% 2011                                                1,500     1,245      .22
Telewest Communications PLC:
  0%/11.375% 2010 /1/                                                            2,000       780
  11.25% 2008                                                                      500       365      .21
Globo Comunicacoes e Participacoes SA:
  10.50% 2006 /2/                                                                  630       443
  10.50% 2006                                                                      360       253      .13
RBS Participacoes SA 11.00% 2007 /2/                                             1,000       692      .12
Multicanal Participacoes SA, Series B, 12.625% 2004                              1,000       662      .12
Sun Media Corp. 9.50% 2007                                                         325       333      .06


WIRELESS TELECOMMUNICATION SERVICES  -  8.69%
Nextel Partners, Inc.:
  0%/14.00% 2009 /1/                                                             6,390     3,962
  12.50% 2009 /2/                                                                3,000     2,640
  11.00% 2010                                                                    2,273     1,841     1.51
Nextel Communications, Inc.: /1/
  0%/10.65% 2007                                                                 6,500     4,907
  0%/9.95% 2008                                                                  3,000     2,062
  0%/9.75% 2007                                                                  1,750     1,240     1.47
Leap Wireless International, Inc.:
  12.50% 2010                                                                    5,000     3,800
  0%/14.50% 2010 /1/                                                             5,650     2,062
Cricket Communications, Inc.: /4/
  6.25% 2007                                                                     1,340     1,022
  6.50% 2007                                                                     1,310       999     1.41
CFW Communications Co. 13.00% 2010                                               6,375     4,462      .80
TeleCorp PCS, Inc.:
  10.625% 2010                                                                   2,000     2,285
  0%/11.625% 2009 /1/                                                            2,375     2,042      .78
Microcell Telecommunications Inc., Series B,                                     4,250     3,655      .65
 14.00% 2006
Centennial Cellular Corp. 10.75% 2008                                            3,750     3,169      .57
Dobson/Sygnet Communications Co. 12.25% 2008                                     2,500     2,650
American Cellular Corp. 9.50% 2009                                                 500       490      .56
AirGate PCS, Inc. 0%/13.50% 2009 /1/                                             3,242     2,464      .44
PTC International Finance BV 0%/10.75% 2007 /1/                                  2,000     1,795      .32
Triton PCS, Inc. 9.375% 2011                                                       500       520      .09
Teletrac Holdings, Inc. 9.00% 2004 /2/ /5/ /6/                                     579       464      .08
PageMart Wireless, Inc. 0%/11.25% 2008 /1/ /3/ /6/                              17,400        43      .01


HOTELS, RESTAURANTS & LEISURE  -  7.39%
Boyd Gaming Corp.:
  9.25% 2003                                                                     4,000     4,070
  9.25% 2009 /2/                                                                 3,000     3,075
  9.50% 2007                                                                       750       758     1.41
Horseshoe Gaming Holding Corp., Series B,                                        7,000     7,236     1.30
 8.625% 2009
Premier Parks Inc.:
  9.75% 2007                                                                     1,350     1,364
  0%/10.00% 2008 /1/                                                             1,250     1,066
  9.25% 2006                                                                       150       152
Six Flags Entertainment Corp. 8.875% 2006                                        2,250     2,306
Six Flags Inc. 9.50% 2009                                                        1,875     1,891     1.21
William Hill Finance 10.625% 2008                                         Pound 2,207      3,522      .63
MGM Mirage Inc. 8.50% 2010                                                    $ 2,000      1,989
Mirage Resorts, Inc.:
  6.75% 2007                                                                       500       472
  6.75% 2008                                                                       500       467      .52
KSL Recreation Group, Inc. 10.25% 2007                                           2,480     2,297      .41
Ameristar Casinos, Inc. 10.75% 2009                                              1,800     1,953      .35
Hollywood Casino Corp. 11.25% 2007                                               1,745     1,885      .34
Station Casinos, Inc. 8.375% 2008                                                1,500     1,521      .27
Mohegan Tribal Gaming Authority 8.375% 2011                                      1,000     1,035      .19
Venetian Casino Resort, LLC 12.25% 2004                                            750       750      .13
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                        750       720      .13
International Game Technology 8.375% 2009                                          500       526      .09
Florida Panthers Holdings, Inc. 9.875% 2009                                        500       518      .09
Royal Caribbean Cruises Ltd.:
  7.00% 2007                                                                       350       278
  6.75% 2008                                                                       300       228      .09
Argosy Gaming Co. 9.00% 2011                                                       400       420      .08
Eldorado Resorts LLC 10.50% 2006                                                   300       291      .05
Mandalay Resort Group 10.25% 2007                                                  250       259      .05
Harrah's Operating Co., Inc. 7.125% 2007                                           250       253      .05


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.97%
COLT Telecom Group PLC 12.00% 2006                                               7,250     6,235     1.12
Voicestream Wireless Corp.:
  10.375% 2009                                                                   3,659     4,179
  0%/11.875% 2009 /1/                                                              975       847      .90
British Telecommunications PLC 6.875% 2011                                 Euro 3,500      3,268      .58
PCCW-HKT Capital Ltd. 7.75% 2011 /2/                                          $ 2,500      2,499      .45
Qwest Capital Funding, Inc.:
  7.90% 2010                                                                     1,375     1,401
  7.25% Telecom 8.00% 2011 /2/ /4/                                                2,000     2,142      .38
CenturyTel, Inc., Series H, 8.375% 2010                                          1,750     1,851      .33
AT&T Corp. 7.30% 2011 /2/                                                        1,750     1,798      .32
TELUS Corp. 7.50% 2007                                                           1,000     1,041      .19
GT Group Telecom Inc., units 0%/13.25% 2010 /1/                                  4,000       500      .09
Allegiance Telecom, Inc. 0%/11.75% 2008 /1/                                      1,000       450      .08
Williams Communications Group, Inc. 11.70% 2008                                    975       417      .07
NEXTLINK Communications, Inc. 9.625% 2007                                          500        59      .01
IMPSAT Corp. 12.375% 2008 /3/                                                      400        13      .00


CONTAINERS & PACKAGING  -  4.94%
Container Corp. of America:
  9.75% 2003                                                                    13,500    13,838
  Series B, 10.75% 2002                                                          1,250     1,269
Stone Container Corp. 9.75% 2011                                                 1,250     1,331     2.94
Printpack, Inc. 10.625% 2006                                                     5,508     5,728     1.02
Tekni-Plex, Inc., Series B, 12.75% 2010                                          5,625     5,484      .98


COMMUNICATIONS EQUIPMENT  -  4.81%
Crown Castle International Corp.:
  0%/11.25% 2011 /1/                                                             6,000     3,840
  0%/10.625% 2007 /1/                                                            3,500     3,063
  10.75% 2011                                                                    1,750     1,711     1.54
SBA Communications Corp.:
  10.25% 2009                                                                    7,250     6,126
  0%/12.00% 2008 /1/                                                             2,000     1,485     1.36
SpectraSite Holdings, Inc., Series B:
  12.50% 2010                                                                    5,000     2,725
  0%/12.00% 2008 /1/                                                             5,250     1,995
  0%/11.25% 2009 /1/                                                             4,125     1,134
  0%/12.875% 2010 /1/                                                            2,500       625
  10.75% 2010                                                                      500       255     1.21
American Tower Corp., 9.375% 2009                                                2,425     1,922      .34
Nortel Networks Ltd. 6.125% 2006                                                 1,000       800      .14
Motorola, Inc.:
  8.00% 2011 /2/                                                                   500       502
  7.50% 2025                                                                       150       140
  6.50% 2028                                                                       100        82
  5.22% 2097                                                                       100        63      .14
Lucent Technologies Inc. 7.25% 2006                                                500       425      .08


FOOD PRODUCTS  -  2.62%
Fage Dairy Industry SA 9.00% 2007                                                9,750     9,165     1.64
Aurora Foods Inc., Series B, 9.875% 2007                                         3,250     3,136      .56
Smithfield Foods, Inc. 8.00% 2009 /2/                                            2,250     2,329      .42


COMMERCIAL SERVICES & SUPPLIES  -  2.53%
Allied Waste North America, Inc.:
  10.00% 2009                                                                    7,450     7,636
  8.875% 2008                                                                      625       647
  8.50% 2008 /2/                                                                   500       508     1.57
Waste Management, Inc.:
  7.70% 2002                                                                     3,000     3,072
  7.375% 2010                                                                      500       514      .64
Stericycle, Inc., Series B, 12.375% 2009                                           650       770      .14
KinderCare Learning Centers, Inc., Series B,                                       650       621      .11
 9.50% 2009
Iron Mountain Inc. 8.75% 2009                                                      350       366      .07
Safety-Kleen Services, Inc. 9.25% 2008 /3/ /6/                                   1,750        18      .00


ELECTRIC UTILITIES  -  2.51%
Mission Energy Holding Co. 13.50% 2008                                           4,000     4,440
Edison Mission Energy:
  7.73% 2009                                                                     3,125     2,906
  9.875% 2011                                                                    1,125     1,172
Edison International 6.875% 2004                                                 2,750     2,530     1.98
AES Drax Holdings Ltd., Series A, 10.41% 2020 /7/                                2,250     2,019      .45
AES Corp. 9.50% 2009                                                               575       500
Israel Electric Corp. Ltd. 7.75% 2027 /2/                                          500       455      .08


MULTILINE RETAIL  -  2.15%
J.C. Penney Co., Inc.:
  7.625% 2097                                                                    2,300     1,775
  6.875% 2015                                                                    2,000     1,650
  7.65% 2016                                                                     1,400     1,225
  7.40% 2037                                                                       950       933
  8.25% 2022 /7/                                                                   900       779
  7.375% 2004                                                                      500       498
  7.375% 2008                                                                      500       488
  7.95% 2017                                                                       500       443
  7.05% 2005                                                                       100        98
  8.125% 2027                                                                      100        86     1.42
Kmart Corp., Series 1995 K-2, 9.78% 2020 /7/                                     2,000     1,389
DR Securitized Lease Trust, Series 1994 K-2,                                     1,500     1,053      .44
 9.35% 2019 /7/
Saks Inc. 7.375% 2019                                                            1,440     1,019      .18
Dillard's, Inc. 6.30% 2008                                                         700       615      .11


PAPER & FOREST PRODUCTS  -  1.94%
Georgia-Pacific Corp.:
  7.50% 2006                                                                     2,700     2,677
  8.125% 2011                                                                    1,750     1,715
  8.875% 2031                                                                    1,500     1,484     1.05
Potlatch Corp. 10.00% 2011 /2/                                                   1,500     1,568      .28
Advance Agro Capital BV 13.00% 2007                                              2,275     1,320      .24
Riverwood International Corp. 10.875% 2008                                       1,250     1,269      .23
Indah Kiat Finance Mauritius Ltd.: /3/
  11.875% 2002                                                                   2,000       545
  10.00% 2007                                                                      250        48      .11
Pindo Deli Finance Mauritius Ltd. 10.75% 2007 /3/                                1,300       198      .03


METALS & MINING  -  1.22%
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                     4,100     2,988      .54
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                   2,400     2,136      .38
Luscar Coal Ltd. 9.75% 2011 /2/                                                  1,150     1,196      .21
Allegheny Technologies, Inc. 8.375% 2011 /2/                                       500       491      .09


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.14%
Micron Technology, Inc. 6.50% 2005 /2/                                           2,000     1,840      .33
Amkor Technology, Inc. 9.25% 2008                                                1,750     1,654      .29
Zilog, Inc. 9.50% 2005 /3/                                                       4,450     1,324      .24
Fairchild Semiconductor Corp. 10.50% 2009                                        1,250     1,319      .24
Hyundai Semiconductor America, Inc. 8.625% 2007 /2/                                400       218      .04


FOOD & DRUG RETAILING  -  1.06%
Rite Aid Corp.:
  7.70% 2027                                                                     2,875     1,998
  6.875% 2013                                                                    2,100     1,470
  6.875% 2028 /2/                                                                1,775     1,149
  7.125% 2007                                                                    1,000       810
  11.25% 2008                                                                      500       493     1.06


MACHINERY  -  0.99%
Terex Corp.:
  9.25% 2011 /2/                                                                 1,875     1,884
  Class B, 10.375% 2011                                                          1,760     1,839      .66
AGCO Corp. 9.50% 2008                                                            1,750     1,829      .33


BEVERAGES  -  0.94%
Canandaigua Wine Co., Inc.:
  Series C, 8.75% 2003                                                           3,750     3,741
  8.75% 2003                                                                     1,500     1,496      .94


HOUSEHOLD DURABLES  -  0.88%
Boyds Collection, Ltd., Series B, 9.00% 2008                                     2,875     2,990      .53
Salton/Maxim Housewares, Inc. 10.75% 2005                                        2,025     1,941      .35


OIL & GAS  -  0.83%
Pogo Producing Co.:
  8.75% 2007                                                                     2,500     2,556
  10.375% 2009                                                                   1,250     1,341      .70
Newfield Exploration Co.:
  7.625% 2011                                                                      500       487
  Series B, 7.45% 2007                                                             250       249      .13


HEALTH CARE PROVIDERS & SERVICES  -  0.70%
Columbia/HCA Healthcare Corp. 6.91% 2005                                         1,875     1,884      .34
Clarent Hospital Corp. 11.50% 2005 /6/                                           1,833     1,741      .31
Integrated Health Services, Inc.: /3/ /6/
  Series A, 9.25% 2008                                                           9,250        93
  Series A, 9.50% 2007                                                           5,325        53
  10.25% 2006 /4/                                                                5,000        50      .04
Mariner Health Group, Inc. 9.50% 2006 /3/ /6/                                    8,100        81      .01


AUTO COMPONENTS  -  0.37%
Dana Corp. 9.00% 2011 /2/                                                        2,250     2,036      .37
Key Plastics Holdings, Inc., Series B,                                           3,000        22      .00
 10.25% 2007 /3/


SPECIALTY RETAIL  -  0.33%
Office Depot, Inc. 10.00% 2008                                                   1,000     1,090      .19
Petco Animal Supplies, Inc. 10.75% 2011 /2/                                        750       769      .14


PERSONAL PRODUCTS  -  0.32%
Playtex Products, Inc. 9.375% 2011                                               1,000     1,050      .19
Revlon Consumer Products, Inc. 12.00% 2005 /2/                                     500       491      .09
Elizabeth Arden, Inc., Series B, 11.75% 2011                                       250       258      .04


TEXTILES & APPAREL  -  0.31%
Levi Strauss & Co.:
  11.625% 2008                                                                   1,250     1,088
  6.80% 2003                                                                       775       682      .31


CONSTRUCTION & ENGINEERING  -  0.25%
McDermott Inc. 9.375% 2002                                                       1,500     1,425      .25


CONSUMER FINANCE  -  0.15%
Providian Financial Corp. 9.525% 2027 /2/                                        3,500       840      .15


MARINE  -  0.15%
International Shipholding Corp., Series B,                                         500       450      .08
 7.75% 2007
Teekay Shipping Corp. 8.875% 2011                                                  375       386      .07


INSURANCE  -  0.14%
Prudential Holdings, LLC, Series C, 8.695% 2023 /2/                                750       782      .14


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.14%
Flextronics International Ltd. 8.75% 2007                                          750       773      .14


AIRLINES  -  0.14%
Northwest Airlines, Inc. 8.875% 2006                                               900       765      .14


REAL ESTATE  -  0.13%
FelCor Suites LP 7.375% 2004                                                       750       750      .13


BANKS & THRIFTS  -  0.04%
Komercni Finance BV 9.00% 2008 /2/ /4/                                             200       209      .04


ASSET-BACKED OBLIGATIONS  -  0.50%
American Airlines Inc., Series 2001-2, Class B,                                  1,000     1,001      .18
 8.608% 2011 /2/
USAir, Inc., Pass-Through Trust, Series                                          1,500       990      .18
 1993-A3, 10.375% 2013
Northwest Airlines, Inc. 8.52% 2004                                                925       808      .14


MORTGAGE-BACKED OBLIGATIONS  -  0.26%
Chase Commercial Mortgage Securities Corp.,                                      1,522     1,456      .26
 Series 1998-2, Class E, 6.39% 2030 /7/


U.S. TREASURY bonds & notes  -  3.25%
6.125% 2007-2027                                                                15,320    16,309
7.875% 2021                                                                      1,500     1,866     3.25


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.41%
United Mexican States Government Eurobonds, Global:
  11.375% 2016                                                                   1,765     2,181
  8.30% 2031                                                                     1,020     1,005      .57
Panama (Republic of):
  Interest Reduction Bond 4.75% 2014 /4/ /7/                                     2,889     2,573
  8.875% 2027                                                                      250       231      .50
Brazil (Federal Republic of) 14.50% 2009                                           500       536      .10
Philippines (Republic of) 9.875% 2019                                              500       477      .09
Bulgaria (Republic of), Front Loaded Interest                                      445       403      .07
 Reduction Bond, 4.563% 2012 /4/ /7/
Turkey (Republic of) 12.375% 2009                                                  250       253      .04
Argentina (Republic of) 12.25% 2018 /5/ /7/                                        968       235      .04


Total bonds & notes (cost: $530,374,000)                                                 446,863    79.92



                                                                            Principal
                                                                         Amount (000)    Market  Percent
                                                                            or Number     Value   of Net
Stocks (Common & Preferred)                                                 of Shares     (000)   Assets

WIRELESS TELECOMMUNICATION SERVICES  -  4.66%
Nextel Communications, Inc.: /8/
  Series E, 11.125% exchangeable preferred,                                     16,852     8,258
 redeemable 2010 /5/
  Class A /2/                                                                  328,921     3,605
  Series D, 13.00% exchangeable preferred 2009 /5/                               2,780     1,640     2.41
Dobson Communications Corp.: /5/ /8/
  12.25% senior exchangeable preferred,                                         11,288    10,611
 redeemable 2008
  13.00% senior exchangeable preferred 2009                                        859       850     2.05
Price Communications Corp. /8/                                                  54,238     1,035      .19
Leap Wireless International, Inc., warrants,                                     6,375        45      .01
 expire 2010 /2/ /8/
NTELOS, Inc., warrants, expire 2010 /6/ /8/                                      6,375         8      .00
McCaw International, Ltd., warrants,                                             2,500         -        -
 expire 2007  /2/ /6/ /8/


MEDIA  -  2.16%
Cumulus Media Inc., Series A, 13.75%                                             5,213     5,161      .92
 preferred 2009 /5/ /8/
Adelphia Communications Corp., Series B,                                        40,000     4,000      .71
 13.00% preferred 2009  /8/
Clear Channel Communications, Inc. /8/                                          25,506     1,299      .23
Radio One, Inc., Class D /8/                                                    34,000       612
Radio One, Inc., Class A /8/                                                    17,000       314      .17
ACME Communications, Inc. /8/                                                  106,579       718      .13
NTL Inc., warrants, expire 2008  /2/ /6/ /8/                                     1,425         -        -


BANKS & THRIFTS  -  1.46%
Fuji JGB Investment LLC, Series A, 9.87%                                      $ 5,250      4,150      .74
 noncumulative preferred (undated) (Japan) /2/ /4/
Chevy Chase Preferred Capital Corp. 10.375%                                     38,200     2,125      .38
First Republic Capital Corp., Series A,                                          2,000     1,920      .34
 10.50% preferred /2/


COMMUNICATIONS EQUIPMENT  -  1.22%
Crown Castle International Corp. 12.75% senior                                   9,468     6,817     1.22
 exchangeable preferred 2010 /5/ /8/


INDUSTRIAL CONGLOMERATES  -  0.69%
Swire Pacific Capital Ltd. 8.84% cumulative                                    160,000     3,840      .69
 guaranteed perpetual capital securities
 (Hong Kong) /2/


AEROSPACE & DEFENSE  -  0.40%
EarthWatch Inc., Series B, 7.00% convertible                                 1,017,768     2,250      .40
 preferred 2009 /5/ /6/ /8/


MACHINERY  -  0.36%
Cummins Capital Trust I 7.00% QUIPS convertible                                 40,000     2,020      .36
 preferred 2031 /2/


CONSUMER FINANCE  -  0.06%
Wilshire Financial Services Group Inc. /8/                                     155,212       318      .06


HEALTH CARE PROVIDERS & SERVICES  -  0.04%
Clarent Hospital Corp.  /6/ /8/                                                 86,100       215      .04


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.00%
GT Group Telecom Inc., warrants, expire 2010                                     4,000        23      .00
 (Canada) /2/ /6/ /8/
Viatel, Inc. /8/                                                                11,371         -        -
KMC Telecom Holdings, Inc., warrants,                                            9,500         -        -
 expire 2008 /2/ /8/


COMMERCIAL SERVICES & SUPPLIES  -  0.00%
Protection One Alarm Monitoring, Inc., warrants,                                 6,400         2      .00
 expire 2005  /2/ /6/ /8/



Total stocks (cost: $61,480,000)                                                          61,836    11.05



                                                                            Principal    Market  Percent
                                                                               Amount     Value   of Net
Convertible Debentures                                                          (000)     (000)   Assets

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.52%
Solectron Corp. 0% 2020                                                      $ 11,050      4,696
Solectron Corp. 0% 2020                                                           3500     1,860     1.17
SCI Systems, Inc. 3.00% 2007                                                     2,000     1,662      .30
Celestica Inc. 0% 2020                                                             700       298      .05


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.10%
Conexant Systems, Inc. 4.00% 2007                                                3,600     2,345      .42
LSI Logic Corp. 4.00% 2005                                                       1,129       958      .17
Vitesse Semiconductor Corp. 4.00% 2005                                             800       629      .11
TranSwitch Corp. 4.50% 2005                                                      1,080       605      .11
TriQuint Semiconductor, Inc. 4.00% 2007                                            800       586      .11
Analog Devices, Inc. 4.75% 2005                                                    520       496      .09
Cypress Semiconductor Corp. 3.75% 2005                                             555       457      .08
RF Micro Devices, Inc. 3.75% 2005                                                   63        52      .01


COMMUNICATIONS EQUIPMENT  -  0.74%
Adaptec, Inc. 4.75% 2004                                                         2,500     2,249      .40
Juniper Networks, Inc. 4.75% 2007                                                1,750     1,269      .23
American Tower Corp. 5.00% 2010                                                  1,000       605      .11


INTERNET & CATALOG RETAIL  -  0.59%
Amazon.com, Inc. 6.875% 2010                                               Euro 7,350      3,312      .59


SPECIALTY RETAIL  -  0.38%
Sunglass Hut International Ltd. 5.25% 2003                                    $ 2,125      2,125      .38


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.05%
VersaTel Telecom International NV 4.00% 2005                               Euro 1,100        255      .05



Total convertible debentures (cost: $25,733,000)                                          24,459     4.38

Total equity securities (cost: $87,213,000)                                               86,295    15.43



Short-Term Securities

Corporate Short-Term Notes  -  2.75%
Equilon Enterprises LLC 1.75% due 1/10/02                                     $ 6,000      5,997     1.08
Procter & Gamble Co. 1.78% due 2/12/02 /2/                                       5,000     4,989      .89
USAA Capital Corp. 1.97% due 2/15/02                                             3,700     3,691      .66
General Electric Capital Corp. 1.82% due 1/2/02                                    658       658      .12



TOTAL SHORT-TERM SECURITIES (cost: $15,335,000)                                           15,335     2.75


TOTAL INVESTMENT SECURITIES (cost: $632,922,000)                                         548,493    98.10
Excess of cash and receivables over payables                                              10,615     1.90

NET ASSETS                                                                              $559,108  100.00%

/1/ Step bond; coupon rate will increase at a
 later date.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to the public may require registration.
/3/ Company not making interest payments;
 bankruptcy proceedings pending.
/4/ Coupon rate may change periodically.
/5/ Payment in kind; the issuer has the option of
 paying additional securities in lieu of cash.
/6/ Valued under procedures established by the
 Board of Trustees.
/7/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
/8/ Non-income-producing security.

See Notes to Financial Statements.

American Funds Insurance Series U.S. Government/
 AAA-Rated Securities Fund
Investment Portfolio, December 31, 2001

[pie chart]

                                                                            Percent of
                                                                            Net Assets
Federal Agency Mortgage Pass-Through Obligations                                31.08%
U.S. Treasury Notes & Bonds                                                       18.23
Asset-Backed Obligations                                                          12.20
Commercial Mortgage-Backed Obligations                                            10.71
Other Bonds                                                                        4.92
Non-Pass-Through Agency Obligations                                                4.91
Private Issue Collateralized Mortgage Obligations                                  4.90
Federal Agency Collateralized Mortgage Obligations                                 4.69
Cash & Equivalents                                                                 8.36

Total                                                                          100.00%

[end pie chart]
Investments primarily in bonds




                                                                            Principal    Market  Percent
                                                                               Amount     Value   of Net
Bonds & Notes                                                                   (000)     (000)   Assets

FEDERAL AGENCY MORTGAGE PASS-THROUGH
 OBLIGATIONS /1/ - 31.08%
Fannie Mae:
6.00% 2013 - 2032                                                              $30,010  $ 29,516
6.50% 2013 - 2031                                                               21,023    21,128
5.50% 2016 - 2017                                                               12,217    12,011
7.00% 2016 - 2031                                                                8,830     9,022
7.50% 2029 - 2031                                                                7,366     7,600
8.00% 2024                                                                       2,233     2,370
8.50% 2027                                                                       1,211     1,296
10.00% 2018                                                                      1,059     1,186
9.00% 2018                                                                         148       160   16.12%
Government National Mortgage Assn.:
6.00% 2016 - 2031                                                               20,461    20,141
7.00% 2023 - 2031                                                               12,555    12,821
6.50% 2028                                                                      11,301    11,340
8.00% 2023 - 2030                                                                8,932     9,351
7.50% 2022 - 2031                                                                5,471     5,659
8.50% 2021 - 2023                                                                2,771     2,938
10.00% 2019                                                                        839       943
9.50% 2020                                                                         625       665    12.21
Freddie Mac:
7.20% 2006                                                                       4,410     4,700
6.00% 2014 - 2032                                                                4,436     4,358
7.00% 2008 - 2015                                                                1,876     1,948
8.25% 2008 - 2009                                                                1,254     1,324
8.00% 2012 - 2017                                                                1,029     1,072
8.50% 2018 - 2027                                                                  602       642
11.00% 2018                                                                        300       339     2.75


U.S. TREASURY NOTES & BONDS - 18.23%
4.25% 2003                                                                      23,500    24,069
7.875% 2004 - 2021                                                              19,100    22,897
8.875% 2017                                                                     15,065    20,013
3.375% 2007 /2/                                                                  9,535     9,563
6.25% 2007                                                                       8,500     9,176
5.75% 2010                                                                       4,250     4,459
10.375% 2009                                                                     2,225     2,613
Principal Strip 0% 2023                                                          6,780     1,838
5.25% 2029                                                                         750       702    18.23


ASSET-BACKED OBLIGATIONS /1/ - 12.20%
Green Tree Financial Corp.:
 Series 1996-7, Class A-6, 7.65% 2027                                            2,835     2,994
 Series 1997-6, Class A-7, 7.14% 2029                                            2,498     2,628
 Series 1997-6, Class A-6, 6.90% 2029                                            2,498     2,596
 Series 1999-3, Class A-7, 6.74% 2031                                            1,500     1,504
Greenpoint Manufactured Housing, Series 1999-2,                                  1,937     1,969
 Class A-2, 5.84% 2030
Conseco Finance Home Equity Loan Trust, Series 2000-B,                           1,000     1,071
 Class AF-6, 7.80% 2020
Conseco Finance Manufactured Housing Contract Trust,                               500       505     2.54
 Series 2001-3, Class A-2, 5.16% 2033
NPF XII, Inc., XII, Series 1999-2, Class A,                                     10,375    10,580
 7.05% 2003 /3/
NPF VI, Inc., VI, Series 1999-1, Class A,                                        1,000     1,009     2.22
 6.25% 2003 /3/
ComEd Transitional Funding Trust, Series 1998-1:
 Class A-7, 5.74% 2010                                                           3,000     3,044
 Class A-5, 5.44% 2007                                                           1,600     1,660      .90
Puerto Rico Public Financing Corp., Series 1999-1,                               4,509     4,509      .86
 Class A, AMBAC Insured, 6.15% 2008
Chase Manhattan Credit Card Master Trust,                                        4,000     4,120      .79
 Series 1997-5, Class A, 6.194% 2005
PP&L Transition Bond Co. LLC, Series 1999-1,                                     2,750     2,987      .57
 Class A-8, 7.15% 2009
Chevy Chase Auto Receivables Trust, Series 2001-2,                               3,000     2,983      .57
 Class A-4, 4.44% 2007
Residential Funding Mortgage Securities II, Inc.:
 Series 2001-H13, Class A-I-4, AMBAC Insured,                                    1,500     1,530
 6.09% 2015
 Series 2001-HS2, Class A-4, AMBAC Insured, 6.43% 2016                             825       843      .45
Long Beach Auto Receivables Trust, Series 1999-2,                                2,040     2,092      .40
 Class A-1, 6.94% 2007 /3/
PECO Energy Transition Trust, Series 1999-A,                                     2,000     2,067      .40
 Class A-7, 6.13% 2009
Illinois Power Special Purpose Trust, Series 1998-1,                             1,835     1,838      .35
 Class A-7, 5.65% 2010
Triad Auto Receivables Owner Trust, Series 1999-1,                               1,709     1,756      .34
 Class A-2, FSA Insured, 6.09% 2005
Nissan Auto Receivables Owner Trust, Series 2000-A,                              1,600     1,648      .32
 Class A-3, 7.80% 2003 /3/
Green Tree Recreational, Equipment & Consumer Trust,                             1,500     1,569      .30
 Series 1999-A, Class A-6, 6.84% 2010
GRCT Consumer Loan Trust, Series 2001-1,                                         1,500     1,533      .29
 Class A-2BRV, 6.251% 2020 /3/
PF Export Receivables Master Trust, Series 2001-B,                               1,125     1,134      .22
 MBIA Insured, 6.60% 2011 /3/
Continental Auto Receivables Owner Trust, Series                                 1,000     1,056      .20
 2000-B, Class A-4, MBIA Insured, 6.91% 2005 /3/
Coast-to-Coast Motor Vehicle Owner Trust, Series                                 1,000     1,052      .20
 2000-A, Class A-4, MBIA Insured, 7.33% 2006 /3/
Team Fleet Financing Corp., Series 2001-3A,                                        750       750      .14
 Class A, 2.83% 2005 /3/ /4/
US Airways, Inc.:
 Series 2000-3G, 7.89% 2020                                                        496       497
 Series 2001-1G, 7.076% 2021                                                       250       250      .14


COMMERCIAL MORTGAGE-BACKED OBLIGATIONS /1/ - 10.71%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A-2, 6.48% 2030                                         10,500    10,857
 Series 1998-HF2, Class A-1, 6.01% 2030                                          3,100     3,197
 Series 1999-FNV1, Class A-2, 6.53% 2031                                         3,000     3,102     3.28
CS First Boston Mortgage Securities Corp.:
 Series 1998-C1, Class A-1A, 6.26% 2040                                          3,005     3,118
 Series 2001-CF2, Class A-2, 5.935% 2034                                         1,750     1,794
 Series 2001-CK6, Class A-2, 6.103% 2036                                         1,500     1,512     1.23
Deutsche Mortgage & Asset Receiving Corp.,                                       5,628     5,826     1.11
 Series 1998-C1, Class A-1,  6.22% 2031
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                            3,000     3,081
 Series 2000-1, Class A-1, 7.656% 2032                                             929     1,003
 Series 1998-1, Class A-1, 6.34% 2030                                              821       857      .95
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                                           2,736     2,802
 Series 1995-C3, Class A-3, 7.051% 2025 /4/                                      1,433     1,461      .82
Nomura Asset Securities Corp., Series 1998-D6,                                   3,440     3,579      .68
 Class A-A1, 6.28% 2030
Mortgage Capital Funding, Inc., Series 1998-MC1,                                 2,211     2,301      .44
 Class A-1, 6.417% 2030
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-1B, 6.24% 2031                                         1,250     1,277
 Series 1999-CG1, Class A-1B, 6.46% 2032                                           500       515      .34
Commercial Mortgage Acceptance Corp.:
 Series 1998-C2, Class A-1, 5.80% 2030                                           1,062     1,089
 Series 1998-C1, Class A-1, 6.23% 2007                                             635       658      .33
GMAC Commercial Mortgage Securities, Inc.,                                       1,500     1,571      .30
 Series 1997-C1, Class A-3, 6.869% 2007
Morgan Stanley Dean Witter Capital I Trust,                                      1,500     1,514      .29
 Series 2001-TOP5, Class A-3, 6.16% 2035
LB Commercial Mortgage Trust, Series 1998-C1,                                    1,208     1,250      .24
 Class A-1, 6.33% 2030
J.P. Morgan Commercial Mortgage Finance Corp.,                                   1,233     1,240      .24
 Series 1995-C1, Class A-2, 7.352% 2010 /4/
Bear Stearns Commercial Mortgage Securities Inc.,                                1,078     1,117      .21
 Series 1998-C1, Class A-1, 6.34% 2030
GGP Mall Properties Trust, Series 2001-C1A,                                        749       725      .14
 Class A-2, 5.007% 2011 /3/
LB-UBS Commercial Mortgage Trust, Series 2000-C3,                                  500       556      .11
 Class A-2, 7.95% 2010


NON-PASS-THROUGH AGENCY OBLIGATIONS - 4.91%
Fannie Mae:
 6.00% 2008                                                                      6,000     6,234
 7.25% 2030                                                                      4,125     4,647
 6.25% 2029                                                                      1,100     1,095     2.29
Freddie Mac:
 6.75% 2031                                                                      4,000     4,242
 6.00% 2011                                                                      2,500     2,541     1.30
Tennessee Valley Authority:
 Series G, 5.375% 2008                                                           2,250     2,243
 Global Power Bonds, 1995 Series E, 6.75% 2025                                   1,500     1,597      .73
Federal Home Loan Bank 4.875% 2004                                               3,000     3,082      .59


PRIVATE ISSUE COLLATERALIZED MORTGAGE
 OBLIGATIONS /1/ - 4.90%
GE Capital Mortgage Services, Inc., Series 1994-15,                              8,000     7,915     1.51
 Class A-10, 6.00% 2009
Security National Mortgage Loan Trust: /3/
 Series 1999-1, Class A-2, 8.353% 2030                                           5,000     5,145
 Series 2000-1, Class A-2, 8.75% 2024                                            1,100     1,153     1.21
Ocwen Residential MBS Corp., Series 1998-R1,                                     5,262     5,067      .97
 Class AWAC, 5.38% 2040 /3/ /4/
Fannie Mae Trust, Series 2001-50, Class BA, 7.00% 2041                           2,701     2,770      .53
Nationsbanc Montgomery Funding Corp., Series 1998-5,                             1,912     1,912      .37
 Class A-1, 6.00% 2013
First Nationwide Trust, Series 1999-2, Class 1PA-1,                              1,633     1,633      .31
 6.50% 2029


FEDERAL AGENCY COLLATERALIZED MORTGAGE
 OBLIGATIONS /1/ - 4.69%
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                            6,722     6,487
 Series 1999-T2, Class A-1, 7.50% 2039                                           2,765     2,880
 Series 2001-T10, Class A-1, 7.00% 2041                                          2,690     2,787
 Series 2001-4, Class NA, 11.683% 2025 /4/                                       2,391     2,750
 Series 2001-4, Class GB, 9.799% 2018 /4/                                        2,206     2,438
 Series 2001-20, Class C, 11.538% 2031 /4/                                       1,566     1,780
 Series 1998-M6, Class A-2, 6.32% 2008                                           1,000     1,033     3.85
Freddie Mac:
 Series 1567, Class A, 2.338% 2023 /4/                                           4,641     4,263
 Series 83-B, Class B-3, 12.50% 2013                                               116       128      .84


OTHER PASS-THROUGH AGENCY OBLIGATIONS /1/ - 2.35%
Small Business Administration:
 Series 2001-20F, Class 1, 6.44% 2021                                            4,508     4,595
 Series 2001-20K, Class 1, 5.34% 2021                                            1,650     1,565
 Series 2001-20G, Class 1, 6.625% 2021                                           1,325     1,364
 Series 2001-20J, Class 1, 5.76% 2021                                            1,000       977     1.62
United States Government Guaranteed Ship Financing                               3,723     3,810      .73
 Obligations, Rowan Companies, Inc. (Title XI)
 5.88% 2012


PRIVATE ISSUE PASS-THROUGH OBLIGATIONS  - 1.45%
Structured Asset Securities Corp.: /1/ /3/ /4/
 Series 1998-RF1, Class A,  8.664% 2027                                          3,478     3,723
 Series 1998-RF2, Class A, 8.527% 2027                                           1,937     2,083
 Series 1999-RF1, Class A, 7.861% 2028                                           1,741     1,792     1.45


AEROSPACE & DEFENSE  - 0.66%
BAE SYSTEMS 2001, Series 2001, Class G, MBIA Insured,                            3,354     3,446      .66
 6.664% 2013 /1/ /3/


DIVERSIFIED FINANCIALS  - 0.25%
Chilquinta Energia Finance Co. LLC, MBIA Insured,                                1,250     1,284      .25
 6.47% 2008 /3/


MUNICIPAL OBLIGATIONS  - 0.21%
Public Building Commission of Chicago, Special                                   1,000     1,088      .21
 Obligation Taxable Refunding Bonds, Series 2001,
 7.125% 2010 (Escrowed to Maturity)


TOTAL BONDS & NOTES (cost: $472,406,000)                                                 479,185    91.64



                                                                            Principal    Market  Percent
                                                                               Amount     Value   of Net
Short-Term Securities                                                           (000)     (000)   Assets

Corporate Short-Term Notes  -  11.88%
BellSouth Corp. 1.80% due 1/11/02 /3/                                           11,000    10,994     2.10
Equilon Enterprises 1.87% due 1/7/02                                            10,700    10,696     2.05
Triple-A One Funding Corp. 1.77% due 1/15/02 /3/                                 9,500     9,493     1.81
Three Rivers Funding Corp. 1.79% due 2/8/02 /3/                                  7,941     7,926     1.52
Ciesco LP 1.85% due 1/7/02                                                       7,487     7,484     1.43
USA Education Inc. 1.77%-1.80% due 1/3/02 /3/                                    5,685     5,684     1.09
Procter & Gamble Co. 1.78% due 2/12/02 /3/                                       5,650     5,638     1.08
Emerson Electric Co. 1.83% due 1/18/02 /3/                                       3,000     2,997      .57
General Electric Capital Corp. 1.82% due 1/2/02                                  1,180     1,180      .23

TOTAL SHORT-TERM SECURITIES (cost: $62,092,000)                                           62,092    11.88
TOTAL INVESTMENT SECURITIES (cost: $534,498,000)                                         541,277   103.52
Excess of payables over cash and receivables                                              18,386     3.52

NET ASSETS                                                                              $522,891  100.00%

/1/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
/2/ Index-linked bond whose principal amount moves
 with a government retail price index.
/3/ Purchased in a private placement transaction;
 resale may be limited to qualified institutional buyers; resale to public may require registration.
/4/ Coupon rate may change periodically.

See Notes to Financial Statements

American Funds Insurance Series Cash Management Fund
Investment Portfolio, December 31, 2001



                                                                           Principal    Market  Percent
                                                                              Amount     Value   of Net
Short-Term Securities                                                          (000)     (000)   Assets

Corporate Short-Term Notes  -  68.64%
J.P. Morgan Chase & Co. 1.96% due 1/14/02                                    $ 10,000   $ 9,992   2.89%
Three Rivers Funding Corp. 1.77% due 1/22/02  /1/                              10,000     9,989     2.89
Gannett Co., Inc. 1.82% due 1/24/02  /1/                                       10,000     9,988     2.89
Equilon Enterprises LLC 1.80% due 1/25/02                                      10,000     9,987     2.89
Estee Lauder Companies Inc. 1.80% due 1/31/02  /1/                             10,000     9,984     2.89
Triple-A One Funding Corp. 1.78%-2.02% due                                      9,751     9,747     2.82
 1/4-1/18/02 /1/
ChevronTexaco Corp. 1.78% due 1/22/02                                           9,500     9,490     2.75
American Express Credit Corp. 1.84% due 1/23/02                                 9,500     9,489     2.75
Coca-Cola Co. 1.72%-1.77% due 2/1-2/4/02                                        9,500     9,485     2.75
Pfizer Inc 1.80% due 1/31/02  /1/                                               9,100     9,086     2.63
IBM Credit Corp.1.76% due 1/7/02                                                9,000     8,997     2.60
American International Group, Inc. 2.01% due 1/15/02                            9,000     8,992     2.60
BellSouth Corp. 2.00% due 1/16/02  /1/                                          9,000     8,992     2.60
Verizon Network Funding Corp. 2.02% due 1/3/02                                  8,500     8,499     2.46
Schering Corp. 1.81% due 1/18/02                                                8,400     8,392     2.43
Archer Daniels Midland Co. 1.76% due 2/14/02  /1/                               8,200     8,182     2.37
Ford Motor Credit Co. 1.82% due 1/9/02                                          8,000     7,996     2.31
Electronic Data Systems Corp. 1.75% due 2/8/02  /1/                             8,000     7,985     2.31
Kraft Foods Inc. 1.72% due 1/23/02                                              7,500     7,492     2.17
General Motors Acceptance Corp. 1.83% due 1/30/02                               7,500     7,489     2.17
Abbott Laboratories 1.71%-1.83% due 1/9-1/17/02 /1/                             7,100     7,096     2.05
Emerson Electric Co. 1.98% due 1/10/02 /1/                                      6,250     6,247     1.81
Bank of America Corp. 1.76% due 1/28/02                                         5,800     5,792     1.68
SBC Communications Inc. 1.84% due 1/14/02  /1/                                  5,600     5,596     1.62
USA Education Inc. 1.77% due 1/3/02  /1/                                        5,000     4,999     1.45
Household Finance Corp. 2.01% due 1/11/02                                       5,000     4,997     1.45
Kimberly-Clark Corp. 2.02% due 1/17/02  /1/                                     5,000     4,995     1.44
Corporate Asset Funding Co. Inc. 1.86%                                          5,000     4,992     1.44
 due 1/31/02 /1/
Tribune Co. 2.00% due 1/16/02 /1/                                               4,250     4,246     1.23
Minnesota Mining & Manufacturing Co. 2.00%                                      3,825     3,821     1.11
 due 1/17/02
Ciesco LP 2.03% due 1/7/02                                                      2,100     2,099      .61
General Electric Capital Corp. 1.82% due 1/2/02                                 2,000     2,000      .58


Federal Agency Discount Notes  -  26.03%
Freddie Mac 1.75%-2.035% due 1/2-2/19/02                                       48,200    48,151    13.94
Fannie Mae 1.84%-1.86% due 1/11-1/18/02                                        18,500    18,485     5.35
Federal Home Loan Banks 1.73%-1.95% due 1/4-2/8/02                             16,400    16,380     4.74
Federal Farm Credit Bank 2.02% due 1/4/02                                       6,900     6,898     2.00



TOTAL INVESTMENT SECURITIES (cost: $327,047,000)                                        327,047    94.67
Excess of cash and receivables over payables                                             18,435     5.33
NET ASSETS                                                                             $345,482  100.00%

/1/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.

See Notes to Financial Statements

American Funds Insurance Series
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
at December 31, 2001
(in thousands, except per-share data)

                                                                                                     Global
                                                               Global           Global                Small
                                                            Discovery           Growth       Capitalization
                                                                 Fund             Fund                 Fund

ASSETS:
Investment securities at market                               $15,569         $812,162             $421,385
Cash                                                                8               65                   89
Receivables for-
 Sales of investments                                               -            2,013                3,986
 Sales of fund's shares                                            18              932                  479
 Open forward currency
  contracts                                                         -                -                    -
 Dividends and interest                                             2              424                  198
 Other                                                              -                3                    -
                                                               15,597          815,599              426,137

LIABILITIES:
Payables for-
 Purchases of investments                                          23              102                1,757
 Repurchases of fund's shares                                      12              252                  982
 Open forward currency
  contracts                                                         -                -                   -
 Management services                                                7              455                  278
 Distribution fees - Class 2                                        1              125                   56
 Other expenses                                                     -               25                    9
                                                                   43              959                3,082

NET ASSETS AT
 December 31, 2001
 (Total $24,436,281)                                          $15,554         $814,640             $423,055

Investment securities at cost                                 $16,130         $865,144             $437,960



Class 1 (unlimited shares authorized):
 Net assets (Total $15,080,788)                               $11,450         $215,129             $149,307
 Shares outstanding of
  beneficial interest                                           1,231           16,034               12,955
 Net asset value per share                                      $9.30           $13.42               $11.52


Class 2 (unlimited shares authorized):
 Net assets (Total $9,355,493)                                 $4,104         $599,511             $273,748
 Shares outstanding of
  beneficial interest                                             441           44,814               23,835
 Net asset value per share                                      $9.30           $13.38               $11.48



                                                                                               New
                                                        Growth          International          World
                                                          Fund              Fund               Fund

ASSETS:
Investment securities at market                            $8,141,167       $2,424,131             $153,637
Cash                                                              109               10                   65
Receivables for-
 Sales of investments                                           4,601            2,488                   15
 Sales of fund's shares                                         6,801              529                   70
 Open forward currency
  contracts                                                         -            1,169                   -
 Dividends and interest                                         1,829            1,940                  503
 Other                                                            599              108                    -
                                                            8,155,106        2,430,375              154,290

LIABILITIES:
Payables for-
 Purchases of investments                                       3,342            6,869                  735
 Repurchases of fund's shares                                   3,916           21,882                  899
 Open forward currency
  contracts                                                        -                 -                   -
 Management services                                            2,542            1,153                  108
 Distribution fees - Class 2                                      611              135                   24
 Other expenses                                                   289              240                    7
                                                               10,700           30,279                1,773

NET ASSETS AT
 December 31, 2001
 (Total $24,436,281)                                       $8,144,406       $2,400,096             $152,517

Investment securities at cost                              $7,181,637       $2,418,213             $158,791



Class 1 (unlimited shares authorized):
 Net assets (Total $15,080,788)                            $5,207,653       $1,772,259              $36,727
 Shares outstanding of
  beneficial interest                                         117,556          147,495                3,890
 Net asset value per share                                     $44.30           $12.02                $9.44


Class 2 (unlimited shares authorized):
 Net assets (Total $9,355,493)                             $2,936,753         $627,837             $115,790
 Shares outstanding of
  beneficial interest                                          66,612           52,438               12,304
 Net asset value per share                                     $44.09           $11.97                $9.41



                                                       Blue Chip           Growth              Asset
                                                    Income & Growth        Income           Allocation
                                                          Fund              Fund               Fund

ASSETS:
Investment securities at market                              $161,487       $8,628,569           $1,735,043
Cash                                                               36              233                   11
Receivables for-
 Sales of investments                                             186           29,529                   81
 Sales of fund's shares                                         1,590            6,834                1,377
 Open forward currency
  contracts                                                         -               -                 1,116
 Dividends and interest                                           272            8,836                8,498
 Other                                                              -                2                    -
                                                              163,571        8,674,003            1,746,126

LIABILITIES:
Payables for-
 Purchases of investments                                       3,792           52,412                2,098
 Repurchases of fund's shares                                      25            3,499                  450
 Open forward currency
  contracts                                                         -               -                 1,105
 Management services                                               62            2,395                  630
 Distribution fees - Class 2                                       21              661                  152
 Other expenses                                                     -              321                   70
                                                                3,900           59,288                4,505

NET ASSETS AT
 December 31, 2001
 (Total $24,436,281)                                         $159,671       $8,614,715           $1,741,621

Investment securities at cost                                $159,525       $7,729,908           $1,589,203



Class 1 (unlimited shares authorized):
 Net assets (Total $15,080,788)                               $48,380       $5,427,388           $1,011,893
 Shares outstanding of
  beneficial interest                                           5,133          171,187               70,770
 Net asset value per share                                      $9.43           $31.70               $14.30


Class 2 (unlimited shares authorized):
 Net assets (Total $9,355,493)                               $111,291       $3,187,327             $729,728
 Shares outstanding of
  beneficial interest                                          11,821          100,921               51,215
 Net asset value per share                                      $9.41           $31.58               $14.25


                                                                                         U.S. Government/
                                                                         High-Yield          AAA-Rated
                                                          Bond              Bond            Securities
                                                          Fund              Fund               Fund

ASSETS:
Investment securities at market                              $536,376         $548,493             $541,277
Cash                                                              859            1,129                    -
Receivables for-
 Sales of investments                                               3                5                1,644
 Sales of fund's shares                                         1,139              448                1,505
 Open forward currency
  contracts                                                         2                -                   -
 Dividends and interest                                         7,898           10,699                3,661
 Other                                                              -               71                    1
                                                              546,277          560,845              548,088

LIABILITIES:
Payables for-
 Purchases of investments                                       3,204            1,135               24,733
 Repurchases of fund's shares                                     250              266                  203
 Open forward currency
  contracts                                                        -                28                   -
 Management services                                              218              239                  204
 Distribution fees - Class 2                                       72               33                   29
 Other expenses                                                     8               36                   28
                                                                3,752            1,737               25,197

NET ASSETS AT
 December 31, 2001
 (Total $24,436,281)                                         $542,525         $559,108             $522,891

Investment securities at cost                                $551,968         $632,922             $534,498



Class 1 (unlimited shares authorized):
 Net assets (Total $15,080,788)                              $193,742         $403,366             $385,470
 Shares outstanding of
  beneficial interest                                          18,566           34,240               32,474
 Net asset value per share                                     $10.44           $11.78               $11.87


Class 2 (unlimited shares authorized):
 Net assets (Total $9,355,493)                               $348,783         $155,742             $137,421
 Shares outstanding of
  beneficial interest                                          33,551           13,266               11,621
 Net asset value per share                                     $10.40           $11.74               $11.83



                                                          Cash
                                                       Management
                                                          Fund

ASSETS:
Investment securities at market                              $327,047
Cash                                                               90
Receivables for-
 Sales of investments                                               -
 Sales of fund's shares                                        18,964
 Open forward currency
  contracts                                                        -
 Dividends and interest                                             -
 Other                                                              -
                                                              346,101

LIABILITIES:
Payables for-
 Purchases of investments                                          -
 Repurchases of fund's shares                                     455
 Open forward currency
  contracts                                                        -
 Management services                                              126
 Distribution fees - Class 2                                       24
 Other expenses                                                    14
                                                                  619

NET ASSETS AT
 December 31, 2001
 (Total $24,436,281)                                         $345,482

Investment securities at cost                                $327,047



Class 1 (unlimited shares authorized):
 Net assets (Total $15,080,788)                              $218,024
 Shares outstanding of
  beneficial interest                                          19,114
 Net asset value per share                                     $11.41


Class 2 (unlimited shares authorized):
 Net assets (Total $9,355,493)                               $127,458
 Shares outstanding of
  beneficial interest                                          11,213
 Net asset value per share                                     $11.37

See Notes to Financial Statements


American Funds Insurance Series
FINANCIAL STATEMENTS

Statement of Changes in Net Assets
(in thousands)

                                                                                  Global              Global
                                                                               Discovery              Growth
                                                                                    Fund                Fund
                                                                            Period ended          Year ended       Year ended
                                                                            December 31,        December 31,     December 31,
                                                                                2001 (1)                2001            2000
OPERATIONS:
Net investment income                                                        $        48        $      8,132       $    7,531
Net realized gain (loss) on investments                                              (99)           (111,863)          73,741
Net unrealized appreciation (depreciation)
 on investments                                                                     (561)            (28,140)        (289,529)
 Net increase (decrease) in net assets
  resulting from operations                                                         (612)           (131,871)        (208,257)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                             (43)             (2,367)            (390)
 Class 2                                                                             (12)             (4,159)            (429)
  Total dividends from net investment income                                         (55)             (6,526)            (819)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -             (22,061)          (3,671)
 Class 2                                                                               -             (50,992)          (4,483)
  Total distributions from net realized gain on
 investments                                                                           -             (73,053)          (8,154)
Total dividends and distributions                                                    (55)            (79,579)          (8,973)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                        2,469              15,584          113,932
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                     43              24,428            4,062
  Cost of shares repurchased                                                        (351)            (74,843)         (43,462)
  Net increase (decrease) from Class 1 transactions                                2,161             (34,831)          74,532

 Class 2:
  Proceeds from shares sold                                                        6,340             280,139          346,730
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                     12              55,151            4,911
  Cost of shares repurchased                                                      (2,292)           (154,105)         (55,234)
  Net increase (decrease) from Class 2 transactions                                4,060             181,185          296,407
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                     6,221             146,354          370,939
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            5,554             (65,096)         153,709

NET ASSETS:
Beginning of period                                                          10,000 (2)              879,736          726,027
End of period                                                                    $15,554            $814,640         $879,736
Undistributed net investment income (distributions
 in excess of net investment income)                                                   -              $7,135           $6,229

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                        265               1,046            5,158
  Shares issued on reinvestment of dividends
   and distributions                                                                   5               1,712              174
  Shares repurchased                                                                 (39)             (5,122)          (2,208)
   Net increase (decrease) in shares outstanding                                     231              (2,364)           3,124

 Class 2:
  Shares sold                                                                        689              18,480           16,630
  Shares issued on reinvestment of dividends
   and distributions                                                                   1               3,873              210
  Shares repurchased                                                                (249)            (10,215)          (2,799)
   Net increase (decrease) in shares outstanding                                     441              12,138           14,041


                                                                            Global Small
                                                                          Capitalization
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                      $         229         $     1,874
Net realized gain (loss) on investments                                          (85,763)              9,170
Net unrealized appreciation (depreciation)
 on investments                                                                   27,616            (122,531)
 Net increase (decrease) in net assets
  resulting from operations                                                      (57,918)           (111,487)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                          (1,751)               (740)
 Class 2                                                                          (2,059)               (417)
  Total dividends from net investment income                                      (3,810)             (1,157)
Distributions from net realized gain on
 investments:
 Class 1                                                                         (11,177)             (5,149)
 Class 2                                                                         (16,334)             (3,034)
  Total distributions from net realized gain on
 investments                                                                     (27,511)             (8,183)
Total dividends and distributions                                                (31,321)             (9,340)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       19,224             149,476
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 12,928               5,889
  Cost of shares repurchased                                                     (55,493)            (55,796)
  Net increase (decrease) from Class 1 transactions                              (23,341)             99,569

 Class 2:
  Proceeds from shares sold                                                      203,609             207,921
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 18,393               3,451
  Cost of shares repurchased                                                    (133,948)            (31,335)
  Net increase (decrease) from Class 2 transactions                               88,054             180,037
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    64,713             279,606
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (24,526)            158,779

NET ASSETS:
Beginning of period                                                              447,581             288,802
End of period                                                                   $423,055           $ 447,581
Undistributed net investment income (distributions
 in excess of net investment income)                                             $(2,373)               $596

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      1,565               7,708
  Shares issued on reinvestment of dividends
   and distributions                                                               1,094                 285
  Shares repurchased                                                              (4,650)             (3,295)
   Net increase (decrease) in shares outstanding                                  (1,991)              4,698

 Class 2:
  Shares sold                                                                     16,990              11,885
  Shares issued on reinvestment of dividends
   and distributions                                                               1,559                 167
  Shares repurchased                                                             (11,158)             (1,989)
   Net increase (decrease) in shares outstanding                                   7,391              10,063


                                                                                  Growth
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                      $      22,248      $       51,775
Net realized gain (loss) on investments                                         (367,185)          2,280,646
Net unrealized appreciation (depreciation)
 on investments                                                               (1,476,348)         (1,912,521)
 Net increase (decrease) in net assets
  resulting from operations                                                   (1,821,285)            419,900

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (39,229)               (229)
 Class 2                                                                         (11,788)                  -
  Total dividends from net investment income                                     (51,017)               (229)
Distributions from net realized gain on
 investments:
 Class 1                                                                      (1,613,348)            (55,984)
 Class 2                                                                        (674,121)             (9,478)
  Total distributions from net realized gain on
 investments                                                                  (2,287,469)            (65,462)
Total dividends and distributions                                             (2,338,486)            (65,691)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       42,734             136,930
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                              1,652,579              56,213
  Cost of shares repurchased                                                  (1,177,234)         (1,133,920)
  Net increase (decrease) from Class 1 transactions                              518,079            (940,777)

 Class 2:
  Proceeds from shares sold                                                    1,176,281           1,270,114
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                685,907               9,478
  Cost of shares repurchased                                                    (108,634)            (33,254)
  Net increase (decrease) from Class 2 transactions                            1,753,554           1,246,338
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                 2,271,633             305,561
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (1,888,138)            659,770

NET ASSETS:
Beginning of period                                                           10,032,544           9,372,774
End of period                                                                $ 8,144,406         $10,032,544
Undistributed net investment income (distributions
 in excess of net investment income)                                               $(329)            $50,110

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                        741               1,767
  Shares issued on reinvestment of dividends
   and distributions                                                              34,385                 681
  Shares repurchased                                                             (21,996)            (14,480)
   Net increase (decrease) in shares outstanding                                  13,130             (12,032)

 Class 2:
  Shares sold                                                                     22,369              16,195
  Shares issued on reinvestment of dividends
   and distributions                                                              14,323                 115
  Shares repurchased                                                              (2,231)               (435)
   Net increase (decrease) in shares outstanding                                  34,461              15,875


                                                                           International
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                       $     36,937       $      29,554
Net realized gain (loss) on investments                                         (181,046)            740,507
Net unrealized appreciation (depreciation)
 on investments                                                                 (485,597)         (1,717,837)
 Net increase (decrease) in net assets
  resulting from operations                                                     (629,706)           (947,776)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (23,844)             (1,756)
 Class 2                                                                          (5,446)               (164)
  Total dividends from net investment income                                     (29,290)             (1,920)
Distributions from net realized gain on
 investments:
 Class 1                                                                        (577,689)            (63,556)
 Class 2                                                                        (164,297)             (7,353)
  Total distributions from net realized gain on
 investments                                                                    (741,986)            (70,909)
Total dividends and distributions                                               (771,276)            (72,829)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       48,357             102,526
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                601,533              65,313
  Cost of shares repurchased                                                    (519,922)           (665,218)
  Net increase (decrease) from Class 1 transactions                              129,968            (497,379)

 Class 2:
  Proceeds from shares sold                                                    1,778,031             634,250
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                169,743               7,516
  Cost of shares repurchased                                                  (1,607,673)           (296,708)
  Net increase (decrease) from Class 2 transactions                              340,101             345,058
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                   470,069            (152,321)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (930,913)         (1,172,926)

NET ASSETS:
Beginning of period                                                            3,331,009           4,503,935
End of period                                                                 $2,400,096         $ 3,331,009
Undistributed net investment income (distributions
 in excess of net investment income)                                              $8,939             $28,152

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      3,149               3,909
  Shares issued on reinvestment of dividends
   and distributions                                                              45,296               2,252
  Shares repurchased                                                             (34,520)            (26,408)
   Net increase (decrease) in shares outstanding                                  13,925             (20,247)

 Class 2:
  Shares sold                                                                    127,137              25,500
  Shares issued on reinvestment of dividends
   and distributions                                                              12,811                 260
  Shares repurchased                                                            (115,811)            (12,098)
   Net increase (decrease) in shares outstanding                                  24,137              13,662

                                                                                     New
                                                                                   World
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                         $    3,519          $    2,570
Net realized gain (loss) on investments                                          (18,762)              1,028
Net unrealized appreciation (depreciation)
 on investments                                                                    8,364             (24,684)
 Net increase (decrease) in net assets
  resulting from operations                                                       (6,879)            (21,086)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                             (80)               (893)
 Class 2                                                                            (212)             (1,704)
  Total dividends from net investment income                                        (292)             (2,597)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -              (1,186)
 Class 2                                                                               -              (2,479)
  Total distributions from net realized gain on
 investments                                                                           -              (3,665)
Total dividends and distributions                                                   (292)             (6,262)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                        8,512              33,244
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                     80               2,079
  Cost of shares repurchased                                                     (15,206)            (24,819)
  Net increase (decrease) from Class 1 transactions                               (6,614)             10,504

 Class 2:
  Proceeds from shares sold                                                       64,259              87,851
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                    212               4,183
  Cost of shares repurchased                                                     (45,243)            (11,531)
  Net increase (decrease) from Class 2 transactions                               19,228              80,503
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    12,614              91,007
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            5,443              63,659

NET ASSETS:
Beginning of period                                                              147,074              83,415
End of period                                                                   $152,517            $147,074
Undistributed net investment income (distributions
 in excess of net investment income)                                              $2,315                  $3

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                        890               2,775
  Shares issued on reinvestment of dividends
   and distributions                                                                   8                 208
  Shares repurchased                                                              (1,626)             (2,208)
   Net increase (decrease) in shares outstanding                                    (728)                775

 Class 2:
  Shares sold                                                                      6,675               7,689
  Shares issued on reinvestment of dividends
   and distributions                                                                  22                 424
  Shares repurchased                                                              (4,718)             (1,033)
   Net increase (decrease) in shares outstanding                                   1,979               7,080

                                                                               Blue Chip             Growth-
                                                                               Income &               Income
                                                                             Growth Fund                Fund
                                                                            Period ended          Year ended       Year ended
                                                                            December 31,        December 31,     December 31,
                                                                                2001 (1)                2001            2000
OPERATIONS:
Net investment income                                                          $     664        $    118,563     $    163,707
Net realized gain (loss) on investments                                           (1,001)           (109,806)         868,800
Net unrealized appreciation (depreciation)
 on investments                                                                    1,962             208,456         (423,172)
 Net increase (decrease) in net assets
  resulting from operations                                                        1,625             217,213          609,335

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                            (234)           (117,580)         (11,797)
 Class 2                                                                            (447)            (47,277)          (2,282)
  Total dividends from net investment income                                        (681)           (164,857)         (14,079)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -            (609,076)         (93,236)
 Class 2                                                                               -            (265,158)         (19,969)
  Total distributions from net realized gain on
 investments                                                                           -            (874,234)        (113,205)
Total dividends and distributions                                                   (681)         (1,039,091)        (127,284)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       39,381              45,333           39,402
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                    234             726,656          105,033
  Cost of shares repurchased                                                      (1,071)           (791,224)      (1,128,187)
  Net increase (decrease) from Class 1 transactions                               38,544             (19,235)        (983,752)

 Class 2:
  Proceeds from shares sold                                                      111,167           1,180,743          663,328
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                    447             312,435           22,251
  Cost of shares repurchased                                                      (1,431)            (31,041)         (24,991)
  Net increase (decrease) from Class 2 transactions                              110,183           1,462,137          660,588
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                   148,727           1,442,902         (323,164)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          149,671             621,024          158,887

NET ASSETS:
Beginning of period                                                          10,000 (2)            7,993,691        7,834,804
End of period                                                                   $159,671          $8,614,715      $ 7,993,691
Undistributed net investment income (distributions
 in excess of net investment income)                                                   -               $(320)        $163,210

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      4,224               1,337            1,168
  Shares issued on reinvestment of dividends
   and distributions                                                                  25              22,815            3,116
  Shares repurchased                                                                (116)            (23,921)         (33,818)
   Net increase (decrease) in shares outstanding                                   4,133                 231          (29,534)

 Class 2:
  Shares sold                                                                     11,929              35,974           19,847
  Shares issued on reinvestment of dividends
   and distributions                                                                  48               9,837              661
  Shares repurchased                                                                (156)             (1,011)            (758)
   Net increase (decrease) in shares outstanding                                  11,821              44,800           19,750


                                                                                   Asset
                                                                              Allocation
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                        $    52,066        $     59,418
Net realized gain (loss) on investments                                          (16,900)             97,287
Net unrealized appreciation (depreciation)
 on investments                                                                  (21,889)            (89,262)
 Net increase (decrease) in net assets
  resulting from operations                                                       13,277              67,443

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (40,072)             (4,499)
 Class 2                                                                         (19,597)             (1,199)
  Total dividends from net investment income                                     (59,669)             (5,698)
Distributions from net realized gain on
 investments:
 Class 1                                                                         (63,413)                 -
 Class 2                                                                         (32,547)                 -
  Total distributions from net realized gain on
 investments                                                                     (95,960)                  -
Total dividends and distributions                                               (155,629)             (5,698)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       16,283              13,525
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                103,485               4,499
  Cost of shares repurchased                                                    (148,486)           (312,661)
  Net increase (decrease) from Class 1 transactions                              (28,718)           (294,637)

 Class 2:
  Proceeds from shares sold                                                      286,711             125,521
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 52,144               1,199
  Cost of shares repurchased                                                     (15,325)            (32,787)
  Net increase (decrease) from Class 2 transactions                              323,530              93,933
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                   294,812            (200,704)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          152,460            (138,959)

NET ASSETS:
Beginning of period                                                            1,589,161           1,728,120
End of period                                                                 $1,741,621          $1,589,161
Undistributed net investment income (distributions
 in excess of net investment income)                                               $(111)            $59,114

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      1,101                 919
  Shares issued on reinvestment of dividends
   and distributions                                                               7,222                 300
  Shares repurchased                                                              (9,876)            (20,973)
   Net increase (decrease) in shares outstanding                                  (1,553)            (19,754)

 Class 2:
  Shares sold                                                                     19,725               8,419
  Shares issued on reinvestment of dividends
   and distributions                                                               3,646                  80
  Shares repurchased                                                              (1,055)             (2,220)
   Net increase (decrease) in shares outstanding                                  22,316               6,279


                                                                                    Bond
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                         $   29,530           $  21,278
Net realized gain (loss) on investments                                           (1,060)             (3,514)
Net unrealized appreciation (depreciation)
 on investments                                                                      654              (4,161)
 Net increase (decrease) in net assets
  resulting from operations                                                       29,124              13,603

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                          (9,147)             (1,045)
 Class 2                                                                         (11,820)               (649)
  Total dividends from net investment income                                     (20,967)             (1,694)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -                   -
 Class 2                                                                               -                   -
  Total distributions from net realized gain on
 investments                                                                           -                   -
Total dividends and distributions                                                (20,967)             (1,694)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       62,438              14,225
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  9,147               1,045
  Cost of shares repurchased                                                     (32,905)            (40,318)
  Net increase (decrease) from Class 1 transactions                               38,680             (25,048)

 Class 2:
  Proceeds from shares sold                                                      199,350              63,674
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 11,820                 649
  Cost of shares repurchased                                                     (10,207)            (10,693)
  Net increase (decrease) from Class 2 transactions                              200,963              53,630
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                   239,643              28,582
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          247,800              40,491

NET ASSETS:
Beginning of period                                                              294,725             254,234
End of period                                                                   $542,525            $294,725
Undistributed net investment income (distributions
 in excess of net investment income)                                             $28,596             $20,559

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      6,010               1,433
  Shares issued on reinvestment of dividends
   and distributions                                                                 900                 107
  Shares repurchased                                                              (3,140)             (4,094)
   Net increase (decrease) in shares outstanding                                   3,770              (2,554)

 Class 2:
  Shares sold                                                                     19,184               6,452
  Shares issued on reinvestment of dividends
   and distributions                                                               1,165                  66
  Shares repurchased                                                                (982)             (1,080)
   Net increase (decrease) in shares outstanding                                  19,367               5,438


                                                                              High-Yield
                                                                               Bond Fund
                                                                              Year ended
                                                                            December 31,
                                                                                    2001
OPERATIONS:
Net investment income                                                        $    54,046
Net realized gain (loss) on investments                                          (61,063)
Net unrealized appreciation (depreciation)
 on investments                                                                   49,657
 Net increase (decrease) in net assets
  resulting from operations                                                       42,640

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (46,609)
 Class 2                                                                         (15,011)
  Total dividends from net investment income                                     (61,620)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -
 Class 2                                                                               -
  Total distributions from net realized gain on
 investments                                                                           -
Total dividends and distributions                                                (61,620)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       29,661
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 46,609
  Cost of shares repurchased                                                     (94,887)
  Net increase (decrease) from Class 1 transactions                              (18,617)

 Class 2:
  Proceeds from shares sold                                                       47,360
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 15,011
  Cost of shares repurchased                                                     (18,239)
  Net increase (decrease) from Class 2 transactions                               44,132
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    25,515
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            6,535

NET ASSETS:
Beginning of period                                                              552,573
End of period                                                                   $559,108
Undistributed net investment income (distributions
 in excess of net investment income)                                             $49,548

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      2,412
  Shares issued on reinvestment of dividends
   and distributions                                                               4,088
  Shares repurchased                                                              (7,809)
   Net increase (decrease) in shares outstanding                                  (1,309)

 Class 2:
  Shares sold                                                                      3,873
  Shares issued on reinvestment of dividends
   and distributions                                                               1,319
  Shares repurchased                                                              (1,508)
   Net increase (decrease) in shares outstanding                                   3,684

                                                                        U.S. Government/
                                                                               AAA-Rated
                                                                         Securities Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001                2000
OPERATIONS:
Net investment income                                                        $    26,415          $   26,126
Net realized gain (loss) on investments                                            6,883              (4,040)
Net unrealized appreciation (depreciation)
 on investments                                                                   (1,635)             24,054
 Net increase (decrease) in net assets
  resulting from operations                                                       31,663              46,140

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (20,961)             (2,112)
 Class 2                                                                          (5,339)               (248)
  Total dividends from net investment income                                     (26,300)             (2,360)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -                  -
 Class 2                                                                               -                  -
  Total distributions from net realized gain on
 investments                                                                           -                   -
Total dividends and distributions                                                (26,300)             (2,360)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       65,449              18,053
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 20,961               2,112
  Cost of shares repurchased                                                     (67,070)           (117,154)
  Net increase (decrease) from Class 1 transactions                               19,340             (96,989)

 Class 2:
  Proceeds from shares sold                                                       76,594              28,287
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  5,339                 248
  Cost of shares repurchased                                                     (15,692)            (11,933)
  Net increase (decrease) from Class 2 transactions                               66,241              16,602
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    85,581             (80,387)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           90,944             (36,607)

NET ASSETS:
Beginning of period                                                              431,947             468,554
End of period                                                                   $522,891           $ 431,947
Undistributed net investment income (distributions
 in excess of net investment income)                                             $26,191             $26,076

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      5,488               1,640
  Shares issued on reinvestment of dividends
   and distributions                                                               1,823                 197
  Shares repurchased                                                              (5,650)            (10,836)
   Net increase (decrease) in shares outstanding                                   1,661              (8,999)

 Class 2:
  Shares sold                                                                      6,465               2,557
  Shares issued on reinvestment of dividends
   and distributions                                                                 466                  23
  Shares repurchased                                                              (1,328)             (1,104)
   Net increase (decrease) in shares outstanding                                   5,603               1,476

                                                                                    Cash
                                                                              Management
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                          $  10,539          $   16,407
Net realized gain (loss) on investments                                                9                  (1)
Net unrealized appreciation (depreciation)
 on investments                                                                        -                   1
 Net increase (decrease) in net assets
  resulting from operations                                                       10,548              16,407

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (12,736)             (1,412)
 Class 2                                                                          (3,838)               (223)
  Total dividends from net investment income                                     (16,574)             (1,635)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -                  -
 Class 2                                                                               -                  -
  Total distributions from net realized gain on
 investments                                                                           -                   -
Total dividends and distributions                                                (16,574)             (1,635)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                      238,377             243,588
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 12,736               1,412
  Cost of shares repurchased                                                    (238,898)           (363,939)
  Net increase (decrease) from Class 1 transactions                               12,215            (118,939)

 Class 2:
  Proceeds from shares sold                                                      498,354              76,253
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  3,838                 223
  Cost of shares repurchased                                                    (422,493)            (77,614)
  Net increase (decrease) from Class 2 transactions                               79,699              (1,138)
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    91,914            (120,077)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           85,888            (105,305)

NET ASSETS:
Beginning of period                                                              259,594             364,899
End of period                                                                   $345,482            $259,594
Undistributed net investment income (distributions
 in excess of net investment income)                                             $10,329             $16,364

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                     20,550              21,561
  Shares issued on reinvestment of dividends
   and distributions                                                               1,131                 127
  Shares repurchased                                                             (20,631)            (32,303)
   Net increase (decrease) in shares outstanding                                   1,050             (10,615)

 Class 2:
  Shares sold                                                                     43,724               6,728
  Shares issued on reinvestment of dividends
   and distributions                                                                 342                  20
  Shares repurchased                                                             (37,080)             (6,873)
   Net increase (decrease) in shares outstanding                                   6,986                (125)

(1) For the period July 5, 2001, commencement of operations, through December 31, 2001.
(2) Represents initial capitalization from the sale of 1,000,000 Class 1 shares of beneficial interest.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows: Global Discovery Fund - long-term growth of capital by investing primarily in stocks of companies in the service and information area of the global economy; Global Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world; Global Small Capitalization Fund - long-term growth of capital by investing primarily in smaller companies in the United States and around the world; Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; New World Fund - long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries that have developing economies and/or markets; Blue Chip Income and Growth Fund - to produce income substantially exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund -high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund in the series offers Class 1 and Class 2 shares. Holders of both classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Only Class 2 shares bear certain distribution expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the series in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market.

Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the series to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the series will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The funds may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The funds enter into these contracts to manage their exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The funds' use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The funds record realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities' values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class 1 and Class 2 shares based on their relative net asset values. Distribution expenses and any other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

Net realized gain of the funds derived in certain countries is subject to certain non-U.S. taxes. The funds provide for such non-U.S. taxes on investment income, net realized gain and net unrealized gain.

3. FEDERAL INCOME TAXATION

The funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all net taxable income and net capital gains for the fiscal year. As regulated investment companies, the funds are not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the funds.

The funds indicated in the following table had capital loss carryforwards available at December 31, 2001. These amounts may be used to offset capital gains realized during subsequent years expiring December 31, 2004, through December 31, 2009, and thereby relieve the funds and their shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Additional tax basis disclosures for and as of the year ended December 31, 2001, are as follows:


                                                                                                          (dollars in
                                                                                                           thousands)

                                                                      Global              Global         Global Small
                                                                   Discovery              Growth       Capitalization
                                                                       Fund*                Fund                 Fund



 For the year ended December 31, 2001:


 Net capital gain (loss)                                               $ (100)          $(101,126)            $(94,474)
 Net currency gain (loss)                                                   1                (265)                 (30)
 Losses during the period November 1, 2001,
   to December 31, 2001, deferred to the
   fiscal year ending December 31, 2002,
   related to the following:
   Currency                                                                 -                 108                   10
   Capital gains                                                            -              10,800                8,153

 As of December 31, 2001
   (excluding forward
   currency contracts):

   Unrealized appreciation                                                627              88,797               66,192
   Unrealized depreciation                                              1,188             141,785               90,499
 Net unrealized
   appreciation (depreciation)                                           (561)            (52,988)             (24,307)
  Cost of portfolio
   securities                                                          16,130             865,150              445,693
  Reclassification to (from) undistributed
   net investment income from (to)
   undistributed net realized gain                                          1                (700)                 612
   Reclassification to (from) undistributed
   net investment income from (to) paid in                                  6                   -                    -
   capital
  Capital loss carryforward                                               100             101,126               94,474




                                                                                                                  New
                                                                      Growth       International                World
                                                                        Fund                Fund                 Fund



 For the year ended December 31, 2001:


 Net capital gain (loss)                                          $  (257,703)         $ (147,937)           $ (16,564)
 Net currency gain (loss)                                                 218               4,055                 (833)
 Losses during the period November 1, 2001,
   to December 31, 2001, deferred to the
   fiscal year ending December 31, 2002,
   related to the following:
   Currency                                                                71                   -                   35
   Capital gains                                                      105,735              36,245                3,557

 As of December 31, 2001
   (excluding forward
   currency contracts):

   Unrealized appreciation                                          2,073,925             371,166               12,414
   Unrealized depreciation                                          1,122,777             367,404               18,081
 Net unrealized
   appreciation (depreciation)                                        951,148               3,762               (5,667)
  Cost of portfolio
   securities                                                       7,190,019           2,420,369              159,304
  Reclassification to (from) undistributed
   net investment income from (to)
   undistributed net realized gain                                     (1,179)              1,673                 (915)
   Reclassification to (from) undistributed
   net investment income from (to) paid in                            (20,491)            (28,533)                   -
   capital
  Capital loss carryforward                                           257,703             147,937               16,564






                                                                   Blue Chip             Growth-                Asset
                                                                  Income and              Income           Allocation
                                                                Growth Fund*                Fund                 Fund



 For the year ended December 31, 2001:


 Net capital gain (loss)                                            $  (1,001)          $ (58,335)          $ (14,728)
 Net currency gain (loss)                                                   -                (134)                (470)
 Losses during the period November 1, 2001,
   to December 31, 2001, deferred to the
   fiscal year ending December 31, 2002,
   related to the following:
   Currency                                                                 -                  15                    -
   Capital gains                                                            -              50,813                1,715

 As of December 31, 2001
   (excluding forward
   currency contracts):

   Unrealized appreciation                                              5,179           1,485,683              248,014
   Unrealized depreciation                                              3,217             587,022              102,174
 Net unrealized
   appreciation (depreciation)                                          1,962             898,661              145,840
  Cost of portfolio
   securities                                                         159,525           7,729,908            1,589,203
  Reclassification to (from) undistributed
   net investment income from (to)
   undistributed net realized gain                                          -              (3,190)              (1,558)
   Reclassification to (from) undistributed
   net investment income from (to) paid in                                 17            (114,046)             (50,064)
   capital
  Capital loss carryforward                                             1,001              58,335               14,728



                                                                                                                 U.S.
                                                                                                          Government/
                                                                                                            AAA-Rated
                                                                                      High-Yield           Securities
                                                                   Bond Fund           Bond Fund                 Fund



 For the year ended December 31, 2001:


 Net capital gain (loss)                                              $ (534)           $ (54,476)            $  7,339
 Net currency gain (loss)                                                (524)             (1,869)                  -
 Losses during the period November 1, 2001,
   to December 31, 2001, deferred to the
   fiscal year ending December 31, 2002,
   related to the following:
   Currency                                                                 -                  72                    -
   Capital gains                                                            -              10,740                  455

 As of December 31, 2001
   (excluding forward
   currency contracts):

   Unrealized appreciation                                             11,106              22,763                9,013
   Unrealized depreciation                                             26,943             107,684                2,234
 Net unrealized
   appreciation (depreciation)                                        (15,837)            (84,921)               6,779
  Cost of portfolio
   securities                                                         552,213             633,414              534,498
  Reclassification to (from) undistributed
   net investment income from (to)
   undistributed net realized gain                                       (526)             (1,945)                   -
   Reclassification to (from) undistributed
   net investment income from (to) paid in                                  -                   -                    -
   capital
  Capital loss carryforward                                             4,943              66,866               16,559




                                                                        Cash
                                                                  Management
                                                                        Fund



 For the year ended December 31, 2001:


 Net capital gain (loss)                                             $      9
 Net currency gain (loss)                                                  -
 Losses during the period November 1, 2001,
   to December 31, 2001, deferred to the
   fiscal year ending December 31, 2002,
   related to the following:
   Currency                                                                 -
   Capital gains                                                            -

 As of December 31, 2001
   (excluding forward
   currency contracts):

   Unrealized appreciation                                                  -
   Unrealized depreciation                                                  -
 Net unrealized
   appreciation (depreciation)                                              -
  Cost of portfolio

  Reclassification to (from) undistributed
   net investment income from (to)
   undistributed net realized gain                                          -
   Reclassification to (from) undistributed
   net investment income from (to) paid in                                  -
   capital
  Capital loss carryforward                                                 -


 *For the period July 5, 2001, commencement of operations, through December 31, 2001.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fees of $99,731,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the series are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on annual rates generally that decrease as average net asset levels increase. The range of rates, asset levels and the current annualized rates of average net assets are as follows:



                                                                                    Rates       Rates
                                                                                Beginning      Ending
Fund                                                                                 with        with
Global Discovery                                                                   .580 %
Global Growth                                                                         .690     .530 %
Global Small Capitalization                                                           .800        .740
Growth                                                                                .500        .300
International                                                                         .690        .450
New World                                                                             .850
Blue Chip Income and Growth                                                           .500
Growth-Income                                                                         .500        .242
Asset Allocation                                                                      .500        .320
Bond                                                                                  .480        .400
High-Yield Bond                                                                       .500        .450
U.S. Government/AAA-Rated Securities                                                  .460        .360
Cash Management                                                                       .500        .380





                                                                                Net Asset   Net Asset
                                                                                 Level in    Level in
                                                                                 Billions    Billions
                                                                                            In excess
Fund                                                                                Up to         of
Global Discovery                                                                      all
Global Growth                                                                        $ .6      $ 1.2
Global Small Capitalization                                                             .6         .6
Growth                                                                                  .6        13.0
International                                                                           .5        10.5
New World                                                                             all
Blue Chip Income and Growth                                                           all
Growth-Income                                                                           .6        10.5
Asset Allocation                                                                        .6         2.0
Bond                                                                                    .6         1.0
High-Yield Bond                                                                         .6         1.0
U.S. Government/AAA-Rated Securities                                                    .6         1.0
Cash Management                                                                         .1          .4



                                                                             For the year
                                                                                    ended
                                                                             December 31,
Fund                                                                                  2001
Global Discovery                                                                 .28% /1/
Global Growth                                                                          .66
Global Small Capitalization                                                            .80
Growth                                                                                 .37
International                                                                          .55
New World                                                                              .85
Blue Chip Income and Growth                                                       .25 /1/
Growth-Income                                                                          .33
Asset Allocation                                                                       .43
Bond                                                                                   .48
High-Yield Bond                                                                        .50
U.S. Government/AAA-Rated Securities                                                   .46
Cash Management                                                                        .45


/1/ Commenced operations July 5, 2001.
 Results for periods not representative of a full year are based on activity during the period.


DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, each fund may expend 0.25% of the average daily net assets of Class 2 shares in connection with certain distribution services and related activities. During the year ended December 31, 2001, distribution expenses under the Plan for the series aggregated $19,250,000. As of December 31, 2001, accrued and unpaid distribution expenses were $1,944,000. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

TRANSFER AGENT FEE - A fee of $115,000 was incurred during the year ended December 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the series.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the series, are treated as if invested in shares of American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. As of December 31, 2001, the cumulative amount of these liabilities was $882,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. Officers of the series and certain Trustees are or may be considered to be affiliated with CRMC. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended December 31, 2001, custodian fees for the series aggregated $2,076,000 which includes $160,000 that was paid by these credits rather than in cash.

At December 31, 2001, the International Fund, the Asset Allocation Fund, the Bond Fund, and the High-Yield Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:



                                                                           Contract Amount     Contract Amount


 Non-U.S. Currency Sale Contracts                              Fund              Non-U.S.                U.S.

 Japanese yen, expiring 6/26/02                      International        Yen 6,900,000,000         $54,133,000
 Euro, expiring 2/7-3/13/02                        Asset Allocation               1,231,000           1,105,000
 Euro, expiring 3/19/02                                        Bond                 712,000             634,000
 Euro, expiring 2/21/02                             High-Yield Bond                 196,000             172,000
 British pounds, expiring                           High-Yield Bond        Pound 2,322,000            3,342,000
  1/24-3/19/02






                                                      U.S. Valuation        U.S. Valuation
                                                                               Unrealized
                                                                             appreciation
 Non-U.S. Currency Sale Contracts                            Amount        (depreciation)

 Japanese yen, expiring 6/26/02                           $52,964,000            $1,169,000
 Euro, expiring 2/7-3/13/02                                 1,094,000                11,000
 Euro, expiring 3/19/02                                       632,000                 2,000
 Euro, expiring 2/21/02                                       174,000               (2,000)
 British pounds, expiring                                   3,368,000              (26,000)
  1/24-3/19/02


The following table presents additional information for and as of the year ended December 31, 2001:

                                                                                                 (dollars in
                                                                                                  thousands)

                                                             Global              Global         Global Small
                                                          Discovery              Growth       Capitalization
                                                           Fund /1/                Fund                 Fund



 For the year ended December 31, 2001:

 Purchases of investment securities /2/                      $10,934            $293,853             $247,641
 Sales of investment securities /2/                              319             262,537              236,233
  Non-U.S taxes withheld on
   dividend and interest income                                    -                 727                  160
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                    1                (354)                 (26)

 Composition of net assets
  as of December 31, 2001:
  Capital paid in on shares of
   beneficial interest                                       $16,215            $972,406             $546,748
  Undistributed
   (distributions in excess of)
    Net investment income                                          -               7,135               (2,373)
  Accumulated net realized
   gain (loss)                                                  (100)           (111,926)            (104,745)
  Net unrealized
   appreciation (depreciation)                                  (561)            (52,975)             (16,575)
  Net Assets                                                 $15,554            $814,640             $423,055






                                                                                                         New
                                                             Growth       International                World
                                                               Fund                Fund                 Fund



 For the year ended December 31, 2001:

 Purchases of investment securities /2/                   $2,809,176          $1,001,045              $60,957
 Sales of investment securities /2/                        2,455,693           1,010,819               38,260
  Non-U.S taxes withheld on
   dividend and interest income                                1,122               4,892                  246
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                  146               4,102                 (843)

 Composition of net assets
  as of December 31, 2001:
  Capital paid in on shares of
   beneficial interest                                    $7,557,027          $2,568,278             $175,473
  Undistributed
   (distributions in excess of)
    Net investment income                                       (329)              8,939                2,315
  Accumulated net realized
   gain (loss)                                              (371,819)           (184,182)             (20,121)
  Net unrealized
   appreciation (depreciation)                               959,527               7,061               (5,150)
  Net Assets                                              $8,144,406          $2,400,096             $152,517






                                                          Blue Chip
                                                         Income and             Growth-               Asset
                                                             Growth              Income          Allocation
                                                           Fund /1/                Fund                Fund



 For the year ended December 31, 2001:

 Purchases of investment securities /2/                     $158,952              $2,937             $536,592
 Sales of investment securities /2/                            9,386               2,440              480,256
  Non-U.S taxes withheld on
   dividend and interest income                                    2                 980                  267
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                    -                (125)                 (87)

 Composition of net assets
  as of December 31, 2001:
  Capital paid in on shares of
   beneficial interest                                      $158,710          $7,828,547           $1,612,326
  Undistributed
   (distributions in excess of)
    Net investment income                                          -                (320)                (111)
  Accumulated net realized
   gain (loss)                                                (1,001)           (112,170)             (16,443)
  Net unrealized
   appreciation (depreciation)                                 1,962             898,658              145,849
  Net Assets                                                $159,671          $8,614,715           $1,741,621






                                                                                                       U.S.
                                                                                                 Government/
                                                                                                   AAA-Rated
                                                               Bond          High-Yield           Securities
                                                               Fund           Bond Fund                 Fund



 For the year ended December 31, 2001:

 Purchases of investment securities /2/                     $426,450            $225,827             $426,886
 Sales of investment securities /2/                          213,093             227,928              374,052
  Non-U.S taxes withheld on
   dividend and interest income                                    -                   -                   -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                 (706)             (3,087)                  -

 Composition of net assets
  as of December 31, 2001:
  Capital paid in on shares of
   beneficial interest                                      $534,463            $671,619             $506,936
  Undistributed
   (distributions in excess of)
    Net investment income                                     28,596              49,548               26,191
  Accumulated net realized
   gain (loss)                                                (4,943)            (77,606)             (17,015)
  Net unrealized
   appreciation (depreciation)                               (15,591)            (84,453)               6,779
  Net Assets                                                $542,525           $ 559,108             $522,891







                                                               Cash
                                                         Management
                                                               Fund



 For the year ended December 31, 2001:

 Purchases of investment securities /2/                   $3,333,911
 Sales of investment securities /2/                        3,277,180
  Non-U.S taxes withheld on
   dividend and interest income                                   -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                    -

 Composition of net assets
  as of December 31, 2001:
  Capital paid in on shares of
   beneficial interest                                      $335,145
  Undistributed
   (distributions in excess of)
    Net investment income                                     10,329
  Accumulated net realized
   gain (loss)                                                     8
  Net unrealized
   appreciation (depreciation)                                    -
  Net Assets                                                 $345,482


 /1/  For the period July 5, 2001,
  commencement of operations, through
  December 31, 2001.
 /2/  Excludes short-term securities,
  except for  Cash Management Fund.

PER-SHARE
DATA AND
RATIOS
                                                                                       Net gains
                                                                                     (losses) on
                                                        Net asset          Net        securities
                                                           value,   investment    (both realized   Total from
Period                                                  beginning       income              and    investment
Ended /1/                                               of period       (loss)       unrealized)   operations

Global Discovery Fund /3/
 Class 1
12/31/01                                                   $10.00     $.04 /4/        $(.70) /4/        $(.66)
 Class 2
12/31/01                                                    10.00      .02 /4/         (.69) /4/         (.67)
Global Growth Fund /5/
 Class 1
12/31/01                                                   $17.25     $.18 /4/       $(2.50) /4/       $(2.32)
12/31/00                                                    21.42      .20 /4/        (4.15) /4/        (3.95)
12/31/99                                                    18.99          .01              3.43         3.44
11/30/99                                                    13.02          .14              6.39         6.53
11/30/98                                                    10.62          .13              2.43         2.56
11/30/97                                                    10.00          .06               .59          .65
 Class 2
12/31/01                                                    17.21      .13 /4/        (2.49) /4/        (2.36)
12/31/00                                                    21.41      .15 /4/        (4.13) /4/        (3.98)
12/31/99                                                    18.98          .01              3.42         3.43
11/30/99                                                    13.02          .11              6.37         6.48
11/30/98                                                    10.61          .10              2.44         2.54
11/30/97                                                    10.00          .03               .60          .63
Global Small Capitalization Fund /6/
 Class 1
12/31/01                                                   $14.28     $.03 /4/       $(1.81) /4/       $(1.78)
12/31/00                                                    17.37      .09 /4/        (2.81) /4/        (2.72)
12/31/99                                                    17.16          -                1.92         1.92
11/30/99                                                     9.11          .06              8.20         8.26
11/30/98                                                    10.00          .07              (.92)        (.85)
 Class 2
12/31/01                                                    14.24          -          (1.80) /4/        (1.80)
12/31/00                                                    17.36      .04 /4/        (2.80) /4/        (2.76)
12/31/99                                                    17.14          -                1.92         1.92
11/30/99                                                     9.10          .04              8.19         8.23
11/30/98                                                    10.00          .04              (.91)        (.87)
Growth Fund
 Class 1
12/31/01                                                   $73.51     $.18 /4/       $(11.99)/4/      $(11.81)
12/31/00                                                    70.62      .41 /4/          2.97 /4/         3.38
12/31/99                                                    72.12          .01              9.64         9.65
11/30/99                                                    54.91          .11             25.35        25.46
11/30/98                                                    50.12          .19             10.91        11.10
11/30/97                                                    43.53          .27              9.61         9.88
 Class 2
12/31/01                                                    73.28      .04 /4/        (11.94)/4/       (11.90)
12/31/00                                                    70.57      .25 /4/          2.95 /4/         3.20
12/31/99                                                    72.04          -                9.63         9.63
11/30/99                                                    54.88         (.02)            25.33        25.31
11/30/98                                                    50.09          .08             10.90        10.98
11/30/97                                                    40.59          .11              9.51         9.62
International Fund
 Class 1
12/31/01                                                   $20.59     $.22 /4/        $(3.79)/4/       $(3.57)
12/31/00                                                    26.74      .18 /4/         (5.90)/4/        (5.72)
12/31/99                                                    25.08          .01              4.34         4.35
11/30/99                                                    16.57          .25              8.87         9.12
11/30/98                                                    16.07          .22              2.21         2.43
11/30/97                                                    15.53          .25              1.18         1.43
 Class 2
12/31/01                                                    20.54      .15 /4/         (3.76)/4/        (3.61)
12/31/00                                                    26.73      .13 /4/         (5.89)/4/        (5.76)
12/31/99                                                    25.07          .01              4.33         4.34
11/30/99                                                    16.56          .10              8.98         9.08
11/30/98                                                    16.06          .20              2.19         2.39
11/30/97                                                    15.86          .13               .23          .36
New World Fund /7/
 Class 1
12/31/01                                                   $ 9.85     $.24 /4/         $(.63)/4/        $(.39)
12/31/00                                                    11.77      .24 /4/         (1.70)/4/        (1.46)
12/31/99                                                    10.56          .01              1.25         1.26
11/30/99                                                    10.00          .07               .51          .58
 Class 2
12/31/01                                                     9.84      .21 /4/          (.62)/4/         (.41)
12/31/00                                                    11.77      .20 /4/         (1.69)/4/        (1.49)
12/31/99                                                    10.55          .02              1.25         1.27
11/30/99                                                    10.00          .06               .51          .57
Blue Chip Income and Growth Fund /3/
 Class 1
12/31/01                                                   $10.00     $.09 /4/         $(.61)/4/        $(.52)
 Class 2
12/31/01                                                    10.00      .08 /4/          (.63)/4/         (.55)
Growth-Income Fund
 Class 1
12/31/01                                                   $35.23     $.51 /4/          $ .49/4/        $1.00
12/31/00                                                    33.08      .72 /4/           1.98/4/         2.70
12/31/99                                                    38.70          .06               .88          .94
11/30/99                                                    40.73          .69              3.94         4.63
11/30/98                                                    39.97          .67              4.60         5.27
11/30/97                                                    35.73          .73              6.78         7.51
 Class 2
12/31/01                                                    35.13      .41 /4/            .52/4/          .93
12/31/00                                                    33.07      .65 /4/           1.96/4/         2.61
12/31/99                                                    38.67          .07               .87          .94
11/30/99                                                    40.70          .59              3.94         4.53
11/30/98                                                    39.94          .58              4.60         5.18
11/30/97                                                    34.10          .37              5.82         6.19
Asset Allocation Fund
 Class 1
12/31/01                                                   $15.71     $.49 /4/         $(.37)/4/        $ .12
12/31/00                                                    15.07      .56 /4/           .13 /4/          .69
12/31/99                                                    16.03          .05               .15          .20
11/30/99                                                    16.57          .58               .60         1.18
11/30/98                                                    16.16          .58              1.27         1.85
11/30/97                                                    15.18          .55              1.94         2.49
 Class 2
12/31/01                                                    15.67      .45 /4/          (.36)/4/          .09
12/31/00                                                    15.06      .53 /4/           .13 /4/          .66
12/31/99                                                    16.02          .05               .14          .19
11/30/99                                                    16.56          .53               .61         1.14
11/30/98                                                    16.15          .53              1.28         1.81
11/30/97                                                    14.43          .29              1.69         1.98
Bond Fund
 Class 1
12/31/01                                                   $10.18     $.77 /4/          $.08 /4/         $.85
12/31/00                                                     9.74      .80 /4/          (.29)/4/          .51
12/31/99                                                     9.86          .07              (.01)         .06
11/30/99                                                    10.37          .73              (.50)         .23
11/30/98                                                    10.62          .67              (.15)         .52
11/30/97                                                    10.31          .63               .30          .93
 Class 2
12/31/01                                                    10.16      .73 /4/           .08 /4/          .81
12/31/00                                                     9.74      .78 /4/          (.30)/4/          .48
12/31/99                                                     9.85          .06               -            .06
11/30/99                                                    10.36          .67              (.47)         .20
11/30/98                                                    10.61          .65              (.15)         .50
11/30/97                                                    10.11          .35               .46          .81
High-Yield Bond Fund
 Class 1
12/31/01                                                   $12.25    $1.17 /4/         $(.23)/4/        $ .94
12/31/00                                                    12.75     1.24 /4/         (1.63)/4/         (.39)
12/31/99                                                    12.81          .11               .12          .23
11/30/99                                                    13.77         1.26              (.72)         .54
11/30/98                                                    14.96         1.26             (1.04)         .22
11/30/97                                                    14.51         1.29               .43         1.72
 Class 2
12/31/01                                                    12.22     1.13 /4/          (.23)/4/          .90
12/31/00                                                    12.75     1.22 /4/         (1.64)/4/         (.42)
12/31/99                                                    12.80          .11               .12          .23
11/30/99                                                    13.76         1.18              (.67)         .51
11/30/98                                                    14.95         1.25             (1.06)         .19
11/30/97                                                    14.28          .69               .61         1.30
U.S. Government/AAA-Rated Securities
 Fund Class 1
12/31/01                                                   $11.73     $.66 /4/          $.17 /4/        $ .83
12/31/00                                                    10.56      .68 /4/           .55 /4/         1.23
12/31/99                                                    10.78          .06              (.10)        (.04)
11/30/99                                                    11.43          .69              (.67)         .02
11/30/98                                                    11.18          .68               .26          .94
11/30/97                                                    11.29          .76              (.07)         .69
 Class 2
12/31/01                                                    11.70      .62 /4/           .18 /4/          .80
12/31/00                                                    10.56      .65 /4/           .55 /4/         1.20
12/31/99                                                    10.78          .05              (.10)        (.05)
11/30/99                                                    11.42          .65              (.64)         .01
11/30/98                                                    11.17          .68               .24          .92
11/30/97                                                    10.83          .38               .33          .71
Cash Management Fund
 Class 1
12/31/01                                                   $11.65     $.41 /4/          $.01 /4/         $.42
12/31/00                                                    11.05      .65 /4/           .01 /4/          .66
12/31/99                                                    11.13          .05               -            .05
11/30/99                                                    11.13          .49               .02          .51
11/30/98                                                    11.13          .57              (.01)         .56
11/30/97                                                    11.12          .57              (.01)         .56
 Class 2
12/31/01                                                    11.62      .34 /4/           .05 /4/          .39
12/31/00                                                    11.04      .63 /4/           .01 /4/          .64
12/31/99                                                    11.12          .05               -            .05
11/30/99                                                    11.12          .48               -            .48
11/30/98                                                    11.12          .55              (.02)         .53
11/30/97                                                    11.07          .28               .03          .31









                                                        Dividends      Distri-
                                                        (from net      butions
                                                          invest-        (from             Total
Period                                                       ment      capital           distri-
Ended /1/                                                 income)       gains)           butions

Global Discovery Fund /3/
 Class 1
12/31/01                                                    $(.04)         -               $(.04)
 Class 2
12/31/01                                                     (.03)         -                (.03)
Global Growth Fund /5/
 Class 1
12/31/01                                                    $(.15)      $(1.36)           $(1.51)
12/31/00                                                     (.02)        (.20)             (.22)
12/31/99                                                     (.11)        (.90)            (1.01)
11/30/99                                                     (.12)        (.44)             (.56)
11/30/98                                                     (.14)        (.02)             (.16)
11/30/97                                                     (.03)         -                (.03)
 Class 2
12/31/01                                                     (.11)       (1.36)            (1.47)
12/31/00                                                     (.02)        (.20)             (.22)
12/31/99                                                     (.10)        (.90)            (1.00)
11/30/99                                                     (.08)        (.44)             (.52)
11/30/98                                                     (.11)        (.02)             (.13)
11/30/97                                                     (.02)         -                (.02)
Global Small Capitalization Fund /6/
 Class 1
12/31/01                                                    $(.13)      $ (.85)           $ (.98)
12/31/00                                                     (.05)        (.32)             (.37)
12/31/99                                                     (.01)       (1.70)            (1.71)
11/30/99                                                     (.08)        (.13)             (.21)
11/30/98                                                     (.04)         -                (.04)
 Class 2
12/31/01                                                     (.11)        (.85)             (.96)
12/31/00                                                     (.04)        (.32)             (.36)
12/31/99                                                      -          (1.70)            (1.70)
11/30/99                                                     (.06)        (.13)             (.19)
11/30/98                                                     (.03)         -                (.03)
Growth Fund
 Class 1
12/31/01                                                    $(.41)     $(16.99)          $(17.40)
12/31/00                                                      -           (.49)             (.49)
12/31/99                                                     (.05)      (11.10)           (11.15)
11/30/99                                                     (.14)       (8.11)            (8.25)
11/30/98                                                     (.17)       (6.14)            (6.31)
11/30/97                                                     (.27)       (3.02)            (3.29)
 Class 2
12/31/01                                                     (.30)      (16.99)           (17.29)
12/31/00                                                      -           (.49)             (.49)
12/31/99                                                      -         (11.10)           (11.10)
11/30/99                                                     (.04)       (8.11)            (8.15)
11/30/98                                                     (.05)       (6.14)            (6.19)
11/30/97                                                     (.12)         -                (.12)
International Fund
 Class 1
12/31/01                                                    $(.20)      $(4.80)           $(5.00)
12/31/00                                                     (.01)        (.42)             (.43)
12/31/99                                                     (.10)       (2.59)            (2.69)
11/30/99                                                     (.30)        (.31)             (.61)
11/30/98                                                     (.28)       (1.65)            (1.93)
11/30/97                                                     (.27)        (.62)             (.89)
 Class 2
12/31/01                                                     (.16)       (4.80)            (4.96)
12/31/00                                                     (.01)        (.42)             (.43)
12/31/99                                                     (.09)       (2.59)            (2.68)
11/30/99                                                     (.26)        (.31)             (.57)
11/30/98                                                     (.24)       (1.65)            (1.89)
11/30/97                                                     (.16)         -                (.16)
New World Fund /7/
 Class 1
12/31/01                                                    $(.02)         -               $(.02)
12/31/00                                                     (.20)       $(.26)             (.46)
12/31/99                                                     (.04)        (.01)             (.05)
11/30/99                                                     (.02)         -                (.02)
 Class 2
12/31/01                                                     (.02)         -                (.02)
12/31/00                                                     (.18)        (.26)             (.44)
12/31/99                                                     (.04)        (.01)             (.05)
11/30/99                                                     (.02)         -                (.02)
Blue Chip Income and Growth Fund /3/
 Class 1
12/31/01                                                    $(.05)         -               $(.05)
 Class 2
12/31/01                                                     (.04)         -                (.04)
Growth-Income Fund
 Class 1
12/31/01                                                    $(.73)      $(3.80)           $(4.53)
12/31/00                                                     (.06)        (.49)             (.55)
12/31/99                                                     (.18)       (6.38)            (6.56)
11/30/99                                                     (.66)       (6.00)            (6.66)
11/30/98                                                     (.68)       (3.83)            (4.51)
11/30/97                                                     (.72)       (2.55)            (3.27)
 Class 2
12/31/01                                                     (.68)       (3.80)            (4.48)
12/31/00                                                     (.06)        (.49)             (.55)
12/31/99                                                     (.16)       (6.38)            (6.54)
11/30/99                                                     (.56)       (6.00)            (6.56)
11/30/98                                                     (.59)       (3.83)            (4.42)
11/30/97                                                     (.35)         -                (.35)
Asset Allocation Fund
 Class 1
12/31/01                                                    $(.59)      $ (.94)           $(1.53)
12/31/00                                                     (.05)         -                (.05)
12/31/99                                                     (.14)       (1.02)            (1.16)
11/30/99                                                     (.57)       (1.15)            (1.72)
11/30/98                                                     (.57)        (.87)            (1.44)
11/30/97                                                     (.54)        (.97)            (1.51)
 Class 2
12/31/01                                                     (.57)        (.94)            (1.51)
12/31/00                                                     (.05)         -                (.05)
12/31/99                                                     (.13)       (1.02)            (1.15)
11/30/99                                                     (.53)       (1.15)            (1.68)
11/30/98                                                     (.53)        (.87)            (1.40)
11/30/97                                                     (.26)         -                (.26)
Bond Fund
 Class 1
12/31/01                                                    $(.59)         -               $(.59)
12/31/00                                                     (.07)         -                (.07)
12/31/99                                                     (.18)         -                (.18)
11/30/99                                                     (.69)       $(.05)             (.74)
11/30/98                                                     (.65)        (.12)             (.77)
11/30/97                                                     (.62)         -                (.62)
 Class 2
12/31/01                                                     (.57)         -                (.57)
12/31/00                                                     (.06)         -                (.06)
12/31/99                                                     (.17)         -                (.17)
11/30/99                                                     (.66)        (.05)             (.71)
11/30/98                                                     (.63)        (.12)             (.75)
11/30/97                                                     (.31)         -                (.31)
High-Yield Bond Fund
 Class 1
12/31/01                                                   $(1.41)         -              $(1.41)
12/31/00                                                     (.11)         -                (.11)
12/31/99                                                     (.29)         -                (.29)
11/30/99                                                    (1.31)       $(.19)            (1.50)
11/30/98                                                    (1.25)        (.16)            (1.41)
11/30/97                                                    (1.27)         -               (1.27)
 Class 2
12/31/01                                                    (1.38)         -               (1.38)
12/31/00                                                     (.11)         -                (.11)
12/31/99                                                     (.28)         -                (.28)
11/30/99                                                    (1.28)        (.19)            (1.47)
11/30/98                                                    (1.22)        (.16)            (1.38)
11/30/97                                                     (.63)         -                (.63)
U.S. Government/AAA-Rated Securities
 Fund Class 1
12/31/01                                                    $(.69)         -               $(.69)
12/31/00                                                     (.06)         -                (.06)
12/31/99                                                     (.18)         -                (.18)
11/30/99                                                     (.67)         -                (.67)
11/30/98                                                     (.69)         -                (.69)
11/30/97                                                     (.80)         -                (.80)
 Class 2
12/31/01                                                     (.67)         -                (.67)
12/31/00                                                     (.06)         -                (.06)
12/31/99                                                     (.17)         -                (.17)
11/30/99                                                     (.65)         -                (.65)
11/30/98                                                     (.67)         -                (.67)
11/30/97                                                     (.37)         -                (.37)
Cash Management Fund
 Class 1
12/31/01                                                    $(.66)         -               $(.66)
12/31/00                                                     (.06)         -                (.06)
12/31/99                                                     (.13)         -                (.13)
11/30/99                                                     (.51)         -                (.51)
11/30/98                                                     (.56)         -                (.56)
11/30/97                                                     (.55)         -                (.55)
 Class 2
12/31/01                                                     (.64)         -                (.64)
12/31/00                                                     (.06)         -                (.06)
12/31/99                                                     (.13)         -                (.13)
11/30/99                                                     (.48)         -                (.48)
11/30/98                                                     (.53)         -                (.53)
11/30/97                                                     (.26)         -                (.26)







                                                              Net                            Net
                                                            asset                        assets,
                                                           value,                         end of
Period                                                     end of        Total        period (in
Ended /1/                                                  period       return         millions)

Global Discovery Fund /3/
 Class 1
12/31/01                                                    $9.30      (6.65)%               $12
 Class 2
12/31/01                                                     9.30        (6.71)                4
Global Growth Fund /5/
 Class 1
12/31/01                                                   $13.42     (13.99)%              $215
12/31/00                                                    17.25       (18.71)              317
12/31/99                                                    21.42       18.53                327
11/30/99                                                    18.99       51.90                272
11/30/98                                                    13.02       24.26                132
11/30/97                                                    10.62        6.45                 80
 Class 2
12/31/01                                                    13.38       (14.22)              600
12/31/00                                                    17.21       (18.87)              562
12/31/99                                                    21.41       18.47                399
11/30/99                                                    18.98       51.45                316
11/30/98                                                    13.02       24.06                124
11/30/97                                                    10.61        6.28                 46
Global Small Capitalization Fund /6/
 Class 1
12/31/01                                                   $11.52     (12.63)%              $149
12/31/00                                                    14.28       (16.33)              213
12/31/99                                                    17.37       11.70                178
11/30/99                                                    17.16       92.15                150
11/30/98                                                     9.11       (8.31)                55
 Class 2
12/31/01                                                    11.48       (12.85)              274
12/31/00                                                    14.24       (16.53)              234
12/31/99                                                    17.36       11.69                111
11/30/99                                                    17.14       91.86                 88
11/30/98                                                     9.10       (8.49)                17
Growth Fund
 Class 1
12/31/01                                                   $44.30     (17.93)%            $5,207
12/31/00                                                    73.51        4.72              7,677
12/31/99                                                    70.62       14.45              8,224
11/30/99                                                    72.12       52.56              7,270
11/30/98                                                    54.91       25.27              5,313
11/30/97                                                    50.12       24.58              4,671
 Class 2
12/31/01                                                    44.09       (18.15)            2,937
12/31/00                                                    73.28        4.47              2,356
12/31/99                                                    70.57       14.44              1,149
11/30/99                                                    72.04       52.22                937
11/30/98                                                    54.88       24.97                310
11/30/97                                                    50.09       23.73                 75
International Fund
 Class 1
12/31/01                                                   $12.02     (19.73)%            $1,772
12/31/00                                                    20.59       (21.85)            2,750
12/31/99                                                    26.74       18.18              4,113
11/30/99                                                    25.08       56.48              3,526
11/30/98                                                    16.57       16.93              2,593
11/30/97                                                    16.07        9.52              2,612
 Class 2
12/31/01                                                    11.97       (19.89)              628
12/31/00                                                    20.54       (22.06)              581
12/31/99                                                    26.73       18.16                391
11/30/99                                                    25.07       56.16                311
11/30/98                                                    16.56       16.63                126
11/30/97                                                    16.06        2.20                 48
New World Fund /7/
 Class 1
12/31/01                                                   $ 9.44      (3.99)%              $ 37
12/31/00                                                     9.85       (12.43)               45
12/31/99                                                    11.77       11.88                 45
11/30/99                                                    10.56        5.87                 37
 Class 2
12/31/01                                                     9.41        (4.19)              116
12/31/00                                                     9.84       (12.70)              102
12/31/99                                                    11.77       11.87                 38
11/30/99                                                    10.55        5.71                 28
Blue Chip Income and Growth Fund /3/
 Class 1
12/31/01                                                    $9.43      (5.23)%              $ 49
 Class 2
12/31/01                                                     9.41        (5.38)              111
Growth-Income Fund
 Class 1
12/31/01                                                   $31.70        2.78%            $5,428
12/31/00                                                    35.23        8.24              6,022
12/31/99                                                    33.08        3.21              6,632
11/30/99                                                    38.70       12.86              6,537
11/30/98                                                    40.73       14.77              6,704
11/30/97                                                    39.97       22.93              6,430
 Class 2
12/31/01                                                    31.58        2.56              3,187
12/31/00                                                    35.13        7.95              1,972
12/31/99                                                    33.07        3.19              1,203
11/30/99                                                    38.67       12.59              1,109
11/30/98                                                    40.70       14.49                564
11/30/97                                                    39.94       18.18                157
Asset Allocation Fund
 Class 1
12/31/01                                                   $14.30         .77%            $1,012
12/31/00                                                    15.71        4.62              1,136
12/31/99                                                    15.07        1.45              1,387
11/30/99                                                    16.03        7.65              1,394
11/30/98                                                    16.57       12.32              1,497
11/30/97                                                    16.16       17.90              1,393
 Class 2
12/31/01                                                    14.25         .52                730
12/31/00                                                    15.67        4.40                453
12/31/99                                                    15.06        1.42                341
11/30/99                                                    16.02        7.39                321
11/30/98                                                    16.56       12.05                173
11/30/97                                                    16.15       13.80                 42
Bond Fund
 Class 1
12/31/01                                                   $10.44        8.48%              $194
12/31/00                                                    10.18        5.22                151
12/31/99                                                     9.74         .61                169
11/30/99                                                     9.86        2.33                173
11/30/98                                                    10.37        5.12                186
11/30/97                                                    10.62        9.36                132
 Class 2
12/31/01                                                    10.40        8.15                349
12/31/00                                                    10.16        4.99                144
12/31/99                                                     9.74         .59                 85
11/30/99                                                     9.85        2.07                 80
11/30/98                                                    10.36        4.85                 45
11/30/97                                                    10.61        8.09                 12
High-Yield Bond Fund
 Class 1
12/31/01                                                   $11.78        8.02%              $403
12/31/00                                                    12.25       (3.06)               436
12/31/99                                                    12.75        1.83                586
11/30/99                                                    12.81        4.22                589
11/30/98                                                    13.77        1.44                715
11/30/97                                                    14.96       12.45                765
 Class 2
12/31/01                                                    11.74        7.73                156
12/31/00                                                    12.22       (3.31)               117
12/31/99                                                    12.75        1.81                 99
11/30/99                                                    12.80        3.96                 95
11/30/98                                                    13.76        1.18                 68
11/30/97                                                    14.95        9.20                 21
U.S. Government/AAA-Rated Securities
 Fund Class 1
12/31/01                                                   $11.87        7.24%              $386
12/31/00                                                    11.73       11.69                362
12/31/99                                                    10.56        (.41)               421
11/30/99                                                    10.78         .24                431
11/30/98                                                    11.43        8.72                537
11/30/97                                                    11.18        6.49                471
 Class 2
12/31/01                                                    11.83        7.02                137
12/31/00                                                    11.70       11.39                 70
12/31/99                                                    10.56        (.43)                48
11/30/99                                                    10.78         .08                 47
11/30/98                                                    11.42        8.46                 32
11/30/97                                                    11.17        6.65                  7
Cash Management Fund
 Class 1
12/31/01                                                   $11.41        3.66%              $218
12/31/00                                                    11.65        6.04                211
12/31/99                                                    11.05         .46                317
11/30/99                                                    11.13        4.73                306
11/30/98                                                    11.13        5.17                250
11/30/97                                                    11.13        5.20                226
 Class 2
12/31/01                                                    11.37        3.43                127
12/31/00                                                    11.62        5.83                 49
12/31/99                                                    11.04         .43                 48
11/30/99                                                    11.12        4.47                 48
11/30/98                                                    11.12        4.92                 34
11/30/97                                                    11.12        2.87                 14









                                                                  Ratio
                                                     Ratio of     of net
                                                     expenses     income to    Portfolio
Period                                               to average   average      turnover
Ended /1/                                            net assets   net assets   rate /2/

Global Discovery Fund /3/
 Class 1
12/31/01                                                     .31%         .42%             3.99%
 Class 2
12/31/01                                                       .42          .21              3.99
Global Growth Fund /5/
 Class 1
12/31/01                                                     .70%        1.24%            38.09%
12/31/00                                                       .70          .97             41.19
12/31/99                                                       .06          .06              2.65
11/30/99                                                       .72         1.01             25.84
11/30/98                                                       .75         1.14             25.56
11/30/97                                                       .44          .80             13.22
 Class 2
12/31/01                                                       .95          .88             38.09
12/31/00                                                       .95          .73             41.19
12/31/99                                                       .08          .04              2.65
11/30/99                                                       .96          .77             25.84
11/30/98                                                      1.00          .87             25.56
11/30/97                                                       .57          .56             13.22
Global Small Capitalization Fund /6/
 Class 1
12/31/01                                                     .83%         .21%            65.46%
12/31/00                                                       .86          .52             61.79
12/31/99                                                       .07         -                 6.65
11/30/99                                                       .82          .53             80.55
11/30/98                                                       .51          .86             28.20
 Class 2
12/31/01                                                      1.08        (.05)             65.46
12/31/00                                                      1.11          .25             61.79
12/31/99                                                       .09        (.02)              6.65
11/30/99                                                      1.06          .25             80.55
11/30/98                                                       .64          .63             28.20
Growth Fund
 Class 1
12/31/01                                                     .38%         .34%            31.28%
12/31/00                                                       .38          .53             47.96
12/31/99                                                       .03          .01              2.55
11/30/99                                                       .39          .19             36.81
11/30/98                                                       .41          .38             49.91
11/30/97                                                       .42          .59             45.14
 Class 2
12/31/01                                                       .63          .07             31.28
12/31/00                                                       .63          .33             47.96
12/31/99                                                       .05        (.01)              2.55
11/30/99                                                       .64        (.06)             36.81
11/30/98                                                       .66          .15             49.91
11/30/97                                                       .37          .08             45.14
International Fund
 Class 1
12/31/01                                                     .61%        1.41%            39.92%
12/31/00                                                       .59          .72             41.84
12/31/99                                                       .05          .03              1.45
11/30/99                                                       .61         1.18             41.99
11/30/98                                                       .66         1.36             34.08
11/30/97                                                       .67         1.56             50.12
 Class 2
12/31/01                                                       .86         1.04             39.92
12/31/00                                                       .84          .50             41.84
12/31/99                                                       .07          .01              1.45
11/30/99                                                       .85          .84             41.99
11/30/98                                                       .91         1.03             34.08
11/30/97                                                       .53          .34             50.12
New World Fund /7/
 Class 1
12/31/01                                                     .91%        2.54%            31.01%
12/31/00                                                       .92         2.14             42.63
12/31/99                                                       .08          .18              2.57
11/30/99                                                       .43         1.02               .81
 Class 2
12/31/01                                                      1.16         2.25             31.01
12/31/00                                                      1.17         1.83             42.63
12/31/99                                                       .10          .16              2.57
11/30/99                                                       .57          .95               .81
Blue Chip Income and Growth Fund /3/
 Class 1
12/31/01                                                     .25%         .93%            11.61%
 Class 2
12/31/01                                                       .37          .82             11.61
Growth-Income Fund
 Class 1
12/31/01                                                     .35%        1.53%            34.29%
12/31/00                                                       .35         2.16             47.14
12/31/99                                                       .03          .18              2.69
11/30/99                                                       .35         1.75             40.63
11/30/98                                                       .36         1.74             42.72
11/30/97                                                       .38         2.01             37.55
 Class 2
12/31/01                                                       .60         1.25             34.29
12/31/00                                                       .60         1.92             47.14
12/31/99                                                       .05          .16              2.69
11/30/99                                                       .60         1.50             40.63
11/30/98                                                       .61         1.02             42.72
11/30/97                                                       .35          .93             37.55
Asset Allocation Fund
 Class 1
12/31/01                                                     .45%        3.30%            31.81%
12/31/00                                                       .45         3.77             32.43
12/31/99                                                       .04          .31              1.42
11/30/99                                                       .44         3.50             36.27
11/30/98                                                       .45         3.63             27.97
11/30/97                                                       .47         3.63             34.14
 Class 2
12/31/01                                                       .70         3.03             31.81
12/31/00                                                       .70         3.53             32.43
12/31/99                                                       .06          .29              1.42
11/30/99                                                       .69         3.24             36.27
11/30/98                                                       .70         3.39             27.97
11/30/97                                                       .40         1.81             34.14
Bond Fund
 Class 1
12/31/01                                                     .49%        7.38%            58.50%
12/31/00                                                       .51         8.03             54.82
12/31/99                                                       .05          .65              5.48
11/30/99                                                       .53         7.17             38.22
11/30/98                                                       .54         6.89             61.54
11/30/97                                                       .55         6.63             52.93
 Class 2
12/31/01                                                       .74         7.06             58.50
12/31/00                                                       .76         7.87             54.82
12/31/99                                                       .07          .63              5.48
11/30/99                                                       .78         6.94             38.22
11/30/98                                                       .78         6.62             61.54
11/30/97                                                       .44         3.50             52.93
High-Yield Bond Fund
 Class 1
12/31/01                                                     .51%        9.60%            42.37%
12/31/00                                                       .52         9.87             49.51
12/31/99                                                       .04          .79              1.36
11/30/99                                                       .51         9.13             30.72
11/30/98                                                       .51         8.66             65.80
11/30/97                                                       .51         8.92             50.22
 Class 2
12/31/01                                                       .76         9.37             42.37
12/31/00                                                       .77         9.76             49.51
12/31/99                                                       .07          .77              1.36
11/30/99                                                       .76         8.86             30.72
11/30/98                                                       .76         8.60             65.80
11/30/97                                                       .43         4.92             50.22
U.S. Government/AAA-Rated Securities
 Fund Class 1
12/31/01                                                     .47%        5.58%            84.24%
12/31/00                                                       .49         6.16             53.97
12/31/99                                                       .05          .52              1.86
11/30/99                                                       .52         6.06             58.30
11/30/98                                                       .51         6.11             89.25
11/30/97                                                       .52         6.73             53.80
 Class 2
12/31/01                                                       .72         5.27             84.24
12/31/00                                                       .74         5.89             53.97
12/31/99                                                       .07          .51              1.86
11/30/99                                                       .77         5.83             58.30
11/30/98                                                       .75         5.68             89.25
11/30/97                                                       .44         3.45             53.80
Cash Management Fund
 Class 1
12/31/01                                                     .46%        3.52%                  -
12/31/00                                                       .46         5.80                 -
12/31/99                                                       .04          .45                 -
11/30/99                                                       .46         4.65                 -
11/30/98                                                       .46         5.07                 -
11/30/97                                                       .47         4.99                 -
 Class 2
12/31/01                                                       .71         2.99                 -
12/31/00                                                       .71         5.60                 -
12/31/99                                                       .06          .42                 -
11/30/99                                                       .71         4.40                 -
11/30/98                                                       .70         4.75                 -
11/30/97                                                       .41         2.80                 -



/1/ The periods ended 1997 through
1999 represent the fiscal
years ended November 30.
The period ended December 31, 1999,
represents the one month ended
December 31. The periods ended 2000
and 2001 represent the fiscal years
ended December 31.  Class 2 shares
were offered for sale commencing
April 30, 1997.  Results for periods
not representative of a full year
are based on activity during the
period.  Total returns exclude all
sales charges.
/2/ Represents portfolio turnover rate
(equivalent for all share classes).
/3/ Commenced operations July 5, 2001.
/4/ Based on average shares outstanding.
/5/ Commenced operations April 30, 1997.
/6/ Commenced operations April 30, 1998.
/7/ Commenced operations June 17, 1999.


See Notes to Financial Statements

REPORT OF INDEPENDENT ACCOUNTANTS
_________________________________________________________________

To the Board of Trustees and Shareholders of American Funds Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of the Global Discovery Fund, the Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Blue Chip Income and Growth Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2001, the results of each of their operations, the changes in each of their net assets, and the per-share data and ratios for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
January 31, 2002


Board of Trustees
"Non-interested" Trustees

NAME AND AGE           YEAR FIRST          PRINCIPAL OCCUPATION(S) DURING
                       ELECTED A           PAST FIVE YEARS
                       TRUSTEE OF
                       THE
                       SERIES/1/

Lee A. Ault            1999                Chairman of the Board, In-Q-Tel, Inc. (information
III, 65                                    technology); former Chairman,
                                           President and CEO, Telecredit,
                                           Inc.

H. Frederick           1994                Private investor; former
Christie, 68                               President
                                           and CEO, The Mission Group
                                           (non-utility holding company,
                                           subsidiary
                                           of Southern California Edison
                                           Company)

Joe E. Davis,67        1991                Private investor; former
                                           Chairman
                                           of the Board, Linear
                                           Corporation;
                                           former President and CEO,
                                           National
                                           Health Enterprises, Inc.

Martin Fenton,66       1995                Managing Director, Senior
                                           Resource
                                           Group LLC (development and
                                           management of senior living
                                           communities)

Leonard                1999                President, Fuller Consulting
R.Fuller, 55                               (financial management
                                           consulting
                                           firm)

Mary                   1994                Private investor; Chairman of
Myers                                      the
Kauppila,                                  Board, Ladera Management
47                                         Company
                                           (venture capital and
                                           agriculture);
                                           former owner and President,
                                           Energy
                                           Investment, Inc.

Kirk                   1996                Chairman of the Board and CEO,
P. Pendleton, 62                           Cairnwood, Inc. (venture
                                           capital
                                           investment)


"Non-interested" Trustees

NAME AND AGE        NUMBER OF          OTHER DIRECTORSHIPS/3/ HELD
                    BOARDS WITHIN      BY TRUSTEE
                    THE FUND
                    COMPLEX/2/
                    ON WHICH
                    TRUSTEE
                    SERVES

Lee A. Ault         1                  Equifax, Inc.; Office Depot, Inc.
III, 65

H.                  19                 Ducommun Incorporated; IHOP
Frederick                              Corporation; Southwest Water
Christie, 68                           Company;
                                       Valero L.P.

Joe E.              1                  BMC Industries, Inc.; Wilshire
Davis,67                               Technologies, Inc.; Anworth
                                       Mortgage
                                       Asset Corp.; Natural Alternatives

Martin              16                 None
Fenton,66

Leonard             13                 None
R. Fuller, 55

Mary                5                  None
Myers
Kauppila, 47

Kirk                6                  York Group, Inc.
P. Pendleton,
62


 "Interested" Trustees/4/

NAME, AGE AND POSITION        YEAR FIRST          PRINCIPAL OCCUPATION(S)
WITH SERIES                   ELECTED A           DURING PAST FIVE YEARS
                              TRUSTEE OR          AND POSITIONS HELD WITH
                              OFFICER OF          AFFILIATED ENTITIES OR
                              THE SERIES/1/       THE
                                                  PRINCIPAL UNDERWRITER
                                                  OF
                                                  THE SERIES

James K. Dunton, 64           1993                Senior Vice President
Chairman of the Board                             and Director, Capital
                                                  Research and Management
                                                  Company

Donald D. O'Neal,             1998                Senior Vice President,
41                                                Capital Research and
President                                         Management Company


 "Interested" Trustees/4/

NAME, AGE AND POSITION        NUMBER OF             OTHER DIRECTORSHIPS/3/
WITH SERIES                   BOARDS                HELD BY TRUSTEE
                              WITHIN THE
                              FUND
                              COMPLEX/2/ ON
                              WHICH TRUSTEE
                              SERVES

James K. Dunton, 64           2                     None
Chairman of the Board

Donald D. O'Neal,             2                     None
41
President

James F. Rothenberg,          4                     None
55


The Statement of Additional Information includes additional information about series Trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all Trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund
Secretary.
Other officers

NAME, AGE AND              YEAR FIRST         PRINCIPAL OCCUPATION(S)
POSITION                   ELECTED AN
WITH SERIES                OFFICER OF
                           THE SERIES/1/

Michael J. Downer,         1991               Vice President and
46                                            Secretary,
Senior Vice                                   Capital Research and
President                                     Management Company;
                                              Secretary,
                                              American Funds
                                              Distributors,
                                              Inc.;/5/ Director, Capital
                                              Bank and Trust Company/5/

Abner D. Goldstine,        1993               Senior Vice President and
72                                            Director, Capital Research
Senior Vice                                   and
President                                     Management Company

Alan N. Berro,             1998               Senior Vice President,
41                                            Capital
Vice President                                Research Company/5/

Claudia P.                 1994               Senior Vice President,
Huntington,49                                 Capital
Vice President                                Research and Management
                                              Company

Robert W. Lovelace,        1997               Senior Vice President,
39                                            Capital
Vice President                                Research and Management
                                              Company; President and
                                              Director, Capital Research
                                              Company;/5/ Director,
                                              American
                                              Funds Distributors,
                                              Inc./5/

John H. Smet, 44           1994               Senior Vice President,
Vice                                          Capital
President                                     Research and Management
                                              Company

Susan M. Tolson,           1999               Senior Vice President,
37                                            Capital
Vice President                                Research Company/5/

Chad L. Norton,            1994               Vice President - Fund
41                                            Business
Secretary                                     Management Group, Capital
                                              Research and Management
                                              Company

Robert P. Simmer,          1994               Vice President - Fund
41                                            Business
Treasurer                                     Management Group, Capital
                                              Research and Management
                                              Company

Sheryl F. Johnson,         1997               Vice President - Fund
33                                            Business
Assistant                                     Management Group, Capital
Treasurer                                     Research and Management
                                              Company

David A. Pritchett,        1999               Vice President - Fund
35                                            Business
Assistant                                     Management Group, Capital
Treasurer                                     Research and Management
                                              Company


/1/ Trustees and officers of the series serve until their resignation, removal or retirement.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds; Anchor Pathway Fund, which serves as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain nonprofit organizations.
/3/ This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
/4/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with series' investment adviser, Capital Research and Management Company, or affiliated entities (including the series' principal underwriter).
/5/ Company affiliated with Capital Research and Management Company.

[logo - American Funds(sm)]

OFFICES OF THE SERIES AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443
135 South State College Boulevard
Brea, CA 92821-5823

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which gives details about charges, expenses, investment objectives and operating policies. If used as sales material after March 31, 2002, this report must be accompanied by an American Legacy III statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Litho in USA RCG/L/5268
(c)2002 American Funds Distributors, Inc.
Lit. No. VI-011-0202
Printed on recycled paper